                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 97.6%
AEROSPACE & DEFENSE - 3.8%
Honeywell International, Inc.                             55,535   $   3,133,285
Precision Castparts Corporation                           29,310       2,991,965
United Technologies Corporation                           73,000       5,023,860
                                                                   -------------
                                                                      11,149,110
                                                                   -------------
AIR FREIGHT & LOGISTICS - 1.6%
FedEx Corporation                                         51,300       4,753,971
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.2%
Bank of New York Mellon Corporation                       83,000       3,463,590
                                                                   -------------
BIOTECHNOLOGY - 4.9%
Celgene Corporation *                                    107,405       6,582,852
Gilead Sciences, Inc. *                                  149,400       7,698,582
                                                                   -------------
                                                                      14,281,434
                                                                   -------------
BROADCASTING & CABLE TV - 0.4%
CBS Corporation                                           49,700       1,098,370
                                                                   -------------
BUILDING PRODUCTS - 2.0%
USG Corporation *                                        161,000       5,928,020
                                                                   -------------
CASINOS & GAMING - 1.4%
Las Vegas Sands Corporation *                             56,935       4,192,693
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 4.1%
Cisco Systems, Inc. *                                    241,100       5,808,099
Corning, Inc.                                            254,265       6,112,531
                                                                   -------------
                                                                      11,920,630
                                                                   -------------
COMPUTER HARDWARE - 4.9%
Apple, Inc. *                                             37,425       5,370,487
Hewlett-Packard Company                                  194,425       8,877,446
                                                                   -------------
                                                                      14,247,933
                                                                   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 2.0%
Deere & Company                                           73,505       5,912,742
                                                                   -------------
CONSUMER FINANCE - 2.8%
Capital One Financial Corporation                        103,000       5,069,660
Discover Financial Services                               34,300         561,491
First Marblehead Corporation                             354,400       2,643,824
                                                                   -------------
                                                                       8,274,975
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Western Union Company                                    163,700       3,481,899
                                                                   -------------
DEPARTMENT STORES - 1.7%
JC Penney Company, Inc.                                  130,190       4,909,465
                                                                   -------------
DIVERSIFIED BANKS - 1.8%
Wells Fargo & Company                                    178,500       5,194,350
                                                                   -------------
DIVERSIFIED CHEMICALS - 0.7%
Dow Chemical Company                                      52,500       1,934,625
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 0.5%
Equifax, Inc.                                             41,400   $   1,427,472
                                                                   -------------
DRUG RETAIL - 3.5%
CVS Caremark Corporation                                 250,900      10,163,959
                                                                   -------------
ELECTRIC UTILITIES - 0.9%
Edison International                                      52,800       2,588,256
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Emerson Electric Company                                  89,730       4,617,506
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Tyco Electronics, Ltd.                                    34,800       1,194,336
                                                                   -------------
EXCHANGE TRADED FUNDS - 2.9%
iShares Russell 1000 Value Index Fund                     57,900       4,234,806
iShares S&P 500 Value Index Fund                          61,000       4,224,860
                                                                   -------------
                                                                       8,459,666
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 3.9%
Monsanto Company                                          47,900       5,340,850
Mosaic Company *                                          59,145       6,068,277
                                                                   -------------
                                                                      11,409,127
                                                                   -------------
HEALTH CARE EQUIPMENT - 3.0%
Covidien, Ltd.                                            35,900       1,588,575
Hospira, Inc. *                                           55,900       2,390,843
St. Jude Medical, Inc. *                                 109,000       4,707,710
                                                                   -------------
                                                                       8,687,128
                                                                   -------------
HEALTH CARE SERVICES - 0.7%
Medco Health Solutions, Inc. *                            47,400       2,075,646
                                                                   -------------
HOME IMPROVEMENT RETAIL - 1.8%
Home Depot, Inc.                                         192,000       5,370,240
                                                                   -------------
HYPERMARKETS & SUPER CENTERS - 2.9%
Costco Wholesale Corporation                              45,100       2,930,147
Wal-Mart Stores, Inc.                                    108,300       5,705,244
                                                                   -------------
                                                                       8,635,391
                                                                   -------------
INDUSTRIAL CONGLOMERATES - 4.3%
General Electric Company                                 251,380       9,303,574
McDermott International, Inc. *                           34,300       1,880,326
Tyco International, Ltd.                                  30,800       1,356,740
                                                                   -------------
                                                                      12,540,640
                                                                   -------------
INDUSTRIAL GASES - 1.6%
Air Products & Chemicals, Inc.                            51,100       4,701,200
                                                                   -------------
INTEGRATED OIL & GAS - 3.5%
Chevron Corporation                                       31,700       2,705,912
ConocoPhillips                                            15,200       1,158,392

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INTEGRATED OIL & GAS (CONTINUED)
Exxon Mobil Corporation                                   48,400   $   4,093,672
Sasol, Ltd. ADR                                           49,000       2,371,110
                                                                   -------------
                                                                      10,329,086
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
Windstream Corporation                                   203,800       2,435,410
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 1.3%
Google, Inc. *                                             8,920       3,928,992
                                                                   -------------
MOVIES & ENTERTAINMENT - 2.3%
Time Warner, Inc.                                        196,200       2,750,724
Walt Disney Company                                      129,500       4,063,710
                                                                   -------------
                                                                       6,814,434
                                                                   -------------
MULTI-LINE INSURANCE - 2.2%
American International Group, Inc.                       150,100       6,491,825
                                                                   -------------
OIL & GAS DRILLING - 1.6%
Transocean, Inc.                                          35,500       4,799,600
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 0.9%
Halliburton Company                                       70,100       2,757,033
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.6%
Apache Corporation                                        39,460       4,767,557
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 1.1%
Williams Companies, Inc.                                  99,500       3,281,510
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.8%
JPMorgan Chase & Company                                 126,200       5,420,290
                                                                   -------------
PHARMACEUTICALS - 2.0%
Merck & Company, Inc.                                    106,900       4,056,855
Schering-Plough Corporation                              117,900       1,698,939
                                                                   -------------
                                                                       5,755,794
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 2.4%
Berkshire Hathaway, Inc. *                                    52       6,936,800
                                                                   -------------
RAILROADS - 1.9%
Union Pacific Corporation                                 43,800       5,491,644
                                                                   -------------
RESTAURANTS - 2.1%
McDonald's Corporation                                   110,100       6,251,817
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 1.4%
MEMC Electronic Materials, Inc. *                         58,500       4,147,650
                                                                   -------------
SOFT DRINKS - 1.6%
PepsiCo, Inc.                                             65,100       4,700,220
                                                                   -------------
SPECIALIZED FINANCE - 1.1%
CME Group, Inc.                                            7,100       3,330,610
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
SPECIALTY CHEMICALS - 0.9%
Rohm & Haas Company                                       46,200   $   2,498,496
                                                                   -------------
SYSTEMS SOFTWARE - 1.7%
Oracle Corporation *                                     256,875       5,024,475
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 1.1%
Federal Home Loan Mortgage Corporation                    89,400       2,263,608
Federal National Mortgage Association                     41,300       1,087,016
                                                                   -------------
                                                                       3,350,624
                                                                   -------------
TOBACCO - 1.3%
Altria Group, Inc.                                        50,500       1,121,100
Philip Morris International, Inc. *                       50,500       2,554,290
                                                                   -------------
                                                                       3,675,390
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Sprint Nextel Corporation                                208,100       1,392,189
                                                                   -------------
TOTAL COMMON STOCK (Cost $292,394,311)                             $ 286,195,820
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMERCIAL PAPER - 0.8%
BANKING - 0.4%
Wells Fargo & Company, Inc.
   2.39%, 4/1/2008                                     1,200,000       1,200,000
                                                                   -------------
BROKERAGE - 0.4%
MERRILL LYNCH & COMPANY, INC.
   2.95%, 4/2/2008                                     1,200,000       1,199,902
                                                                   -------------
TOTAL COMMERCIAL PAPER (Cost $2,399,902)                           $   2,399,902
                                                                   -------------
REPURCHASE AGREEMENT - 2.1%
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $5,628,311 (Collateralized by
   FNMA, 4/09/08 with a value of
   $5,740,964)                                       $ 5,628,000   $   5,628,000
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $547,030 (Collateralized by
   FHLB, 9/19/08 with a value of
   $558,442)                                             547,000         547,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $6,175,000)                       $   6,175,000
                                                                   -------------
TOTAL INVESTMENTS (SBL A FUND)                                     $ 294,770,722
(COST $300,969,213) - 100.5%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                        (1,413,007)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 293,357,715
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
March 31, 2008 (Unaudited)  - continued

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $301,107,549.

*    - Non-income producing security

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 98.4%
AEROSPACE & DEFENSE - 3.5%
United Technologies Corporation                          209,400   $  14,410,908
                                                                   -------------
AGRICULTURAL PRODUCTS - 1.1%
Archer-Daniels-Midland Company                           107,600       4,428,816
                                                                   -------------
AIR FREIGHT & LOGISTICS - 3.1%
FedEx Corporation                                        139,443      12,922,183
                                                                   -------------
BROADCASTING & CABLE TV - 1.8%
CBS Corporation (Cl.B)                                   328,600       7,255,488
                                                                   -------------
BUILDING PRODUCTS - 3.9%
USG Corporation *                                        431,100      15,873,102
                                                                   -------------
COMPUTER HARDWARE - 2.7%
Hewlett-Packard Company                                  239,200      10,921,872
                                                                   -------------
CONSUMER FINANCE - 5.5%
Capital One Financial Corporation                        264,300      13,008,846
Discover Financial Services                              103,900       1,700,843
First Marblehead Corporation                           1,086,350       8,104,171
                                                                   -------------
                                                                      22,813,860
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 2.4%
Western Union Company                                    470,100       9,999,027
                                                                   -------------
DEPARTMENT STORES - 1.2%
JC Penney Company, Inc.                                  127,300       4,800,483
                                                                   -------------
DIVERSIFIED BANKS - 1.3%
Wells Fargo & Company                                    187,600       5,459,160
                                                                   -------------
DIVERSIFIED CHEMICALS - 1.6%
Dow Chemical Company                                     176,400       6,500,340
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
Equifax, Inc.                                            119,500       4,120,360
                                                                   -------------
DRUG RETAIL - 2.4%
CVS Caremark Corporation                                 245,800       9,957,358
                                                                   -------------
ELECTRIC UTILITIES - 2.3%
Edison International                                     196,300       9,622,626
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.8%
Tyco Electronics, Ltd.                                   101,650       3,488,628
                                                                   -------------
HEALTH CARE EQUIPMENT - 2.8%
Covidien, Ltd.                                           101,650       4,498,013
Hospira, Inc. *                                          164,700       7,044,219
                                                                   -------------
                                                                      11,542,232
                                                                   -------------
HEALTH CARE SERVICES - 1.8%
Medco Health Solutions, Inc. *                           170,600       7,470,574
                                                                   -------------
HOME IMPROVEMENT RETAIL - 3.7%
Home Depot, Inc.                                         540,600      15,120,582
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HYPERMARKETS & SUPER CENTERS - 6.1%
Costco Wholesale Corporation                             142,700   $   9,271,219
Wal-Mart Stores, Inc.                                    300,200      15,814,536
                                                                   -------------
                                                                      25,085,755
                                                                   -------------
INDUSTRIAL CONGLOMERATES - 6.2%
General Electric Company                                 411,900      15,244,419
McDermott International, Inc. *                          103,900       5,695,798
Tyco International, Ltd.                                 101,650       4,477,682
                                                                   -------------
                                                                      25,417,899
                                                                   -------------
INTEGRATED OIL & GAS - 8.4%
Chevron Corporation                                       98,600       8,416,496
ConocoPhillips                                            41,200       3,139,852
Exxon Mobil Corporation                                  168,700      14,268,646
Sasol, Ltd. ADR                                          177,500       8,589,225
                                                                   -------------
                                                                      34,414,219
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
Windstream Corporation                                   331,932       3,966,587
                                                                   -------------
MOVIES & ENTERTAINMENT - 3.0%
News Corporation                                         116,800       2,190,000
Time Warner, Inc.                                        712,600       9,990,652
                                                                   -------------
                                                                      12,180,652
                                                                   -------------
MULTI-LINE INSURANCE - 4.7%
American International Group, Inc.                       448,400      19,393,300
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 2.2%
Halliburton Company                                      232,600       9,148,158
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 2.8%
Williams Companies, Inc.                                 350,800      11,569,384
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.0%
JPMorgan Chase & Company                                 384,700      16,522,865
                                                                   -------------
PHARMACEUTICALS - 1.2%
Schering-Plough Corporation                              354,500       5,108,345
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 4.9%
Berkshire Hathaway, Inc. *                                   150      20,010,000
                                                                   -------------
RAILROADS - 3.7%
Union Pacific Corporation                                122,800      15,396,664
                                                                   -------------
SPECIALTY CHEMICALS - 2.3%
Rohm & Haas Company                                      172,200       9,312,576
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 2.5%
Federal Home Loan Mortgage Corporation                   271,300       6,869,316
Federal National Mortgage Association                    125,400       3,300,528
                                                                   -------------
                                                                      10,169,844
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
TOBACCO - 1.6%
Altria Group, Inc.                                        91,800   $   2,037,960
Philip Morris International, Inc. *                       91,800       4,643,244
                                                                   -------------
                                                                       6,681,204
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Sprint Nextel Corporation                                544,700       3,644,043
                                                                   -------------
TOTAL COMMON STOCK (Cost $382,971,403)                             $ 404,729,094
                                                                   -------------
TOTAL INVESTMENTS (SBL B FUND)                                     $ 404,729,094
(COST $382,971,403) - 98.4%
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%                           6,625,556
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 411,354,650
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $385,912,544.

*    - Non-income producing security

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2008 (Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CERTIFICATE OF DEPOSIT - 6.4%
Bank of Ireland CT
   3.17%, 4/30/2008                                    2,000,000   $   2,000,498
Barclay's Bank plc NY
   4.72%, 5/01/2008                                    1,000,000       1,001,558
BNP Paribas NY
   2.80%, 6/10/2008                                    2,500,000       2,500,076
   4.75%, 6/20/2008                                    1,500,000       1,506,482
Credit Suisse NY
   5.30%, 5/22/2008                                    3,500,000       3,511,672
WestPac Banking Corporation NY
   4.55%, 4/07/2008                                    2,000,000       2,000,647
                                                                   -------------
TOTAL CERTIFICATE OF DEPOSIT (Cost $12,508,201)                    $  12,520,933
                                                                   -------------
CORPORATE BOND - 5.1%
AUTOMOTIVE - 2.0%
Toyota Motor Credit Corporation
   2.145%, 4/01/2008 (1)(2)                          $ 2,500,000       2,498,310
   2.77%, 6/17/2008 (2)                                1,500,000       1,499,772
                                                                   -------------
                                                                       3,998,082
                                                                   -------------
BROKERAGE - 2.3%
Lehman Brothers Holdings, Inc.
   3.115%, 5/29/2008 (2)                               3,000,000       2,982,132
Morgan Stanley
   3.361%, 4/25/2008 (2)                               1,500,000       1,499,862
                                                                   -------------
                                                                       4,481,994
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 0.8%
General Electric Capital Corporation
   3.12%, 5/19/2008 (2)                                1,500,000       1,500,831
                                                                   -------------
TOTAL CORPORATE BOND (Cost $10,000,575)                            $   9,980,907
                                                                   -------------
MORTGAGE BACKED SECURITIES - 0.4%
OTHER NON-AGENCY - 0.4%
PASS-THRU'S - 0.4%
Small Business Administration Pools
   #503308, 3.50% -
      4/01/2008 (1)(2)                                    81,504          81,504
   #503176, 3.625% -
      4/01/2008 (1)(2)                                    23,740          23,858
   #503343, 3.625% -
      4/01/2008 (1)(2)                                   140,217         140,217
   #503347, 3.625% -
      4/01/2008 (1)(2)                                    82,921          82,921
   #502353, 3.75% -
      4/01/2008 (1)(2)                                    37,235          37,235
   #502163, 4.00% -
      4/01/2008 (1)(2)                                   168,222         168,222
   #503295, 4.75% -
      4/01/2008 (1)(2)                                    84,712          84,788

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
PASS-THRU'S (CONTINUED)
Small Business Administration Pools (continued)
   #503303, 4.75% -
      4/01/2008 (1)(2)                               $   194,894   $     195,068
                                                                   -------------
                                                                         813,813
                                                                   -------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $813,739)                                                 $     813,813
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
  NOTES - 15.9%
Federal Farm Credit Bank
   2.20% - 7/28/2008                                   2,000,000       2,000,102
   2.30% - 2/04/2009                                   3,000,000       2,998,158
   2.45% - 1/23/2009                                   2,500,000       2,498,412
   2.85% - 3/05/2009                                   3,000,000       3,003,036
   2.88% - 2/11/2009                                   2,500,000       2,500,238
Federal Home Loan Bank
   2.575% - 8/26/2008                                  3,000,000       3,001,902
   2.65% - 6/17/2008 (1)(2)                            2,000,000       2,000,650
   2.902% - 5/04/2008 (1)(2)                           2,000,000       2,000,280
   4.30% - 12/18/2008                                  1,000,000       1,004,235
   4.35% - 12/11/2008                                  3,000,000       3,011,862
   4.47% - 12/15/2008                                  2,000,000       2,006,636
   2.75% - 2/27/2009                                   1,500,000       1,502,647
   2.80% - 3/17/2009                                   2,000,000       2,002,218
   4.20% - 1/07/2009                                   1,500,000       1,500,480
                                                                   -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Cost $30,998,014)                                              $  31,030,856
                                                                   -------------
ASSET BACKED COMMERCIAL PAPER - 0.6%
MISC. RECEIVABLES - 0.6%
Jupiter Securitization Corporation
   3.00%, 4/2/2008                                     1,200,000       1,199,900
                                                                   -------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Cost $1,199,900)                                               $   1,199,900
                                                                   -------------
COMMERCIAL PAPER - 70.6%
AUTOMOTIVE - 6.2%
American Honda Finance
   2.27%, 4/2/2008                                     1,000,000         999,937
   2.83%, 4/9/2008                                     2,000,000       1,998,742
   2.86%, 4/16/2008                                    2,000,000       1,997,480
   2.79%, 4/21/2008                                    1,000,000         998,361
   2.55%, 4/23/2008                                    1,000,000         998,442
Toyota Motor Credit Corporation
   4.55%, 4/10/2008                                    1,600,000       1,598,738
   2.85%, 4/18/2008                                    1,000,000         998,654
   2.84%, 5/1/2008                                     1,000,000         997,633
   2.80%, 6/2/2008                                     1,500,000       1,492,907
                                                                   -------------
                                                                      12,080,894
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMERCIAL PAPER (CONTINUED)
BANKING - 2.4%
UBS Finance (DE) LLC
   2.60%, 4/23/2008                                    1,500,000   $   1,497,213
   2.63%, 5/1/2008                                     1,800,000       1,796,055
Wells Fargo & Company, Inc.
   2.43%, 4/29/2008                                    1,500,000       1,497,165
                                                                   -------------
                                                                       4,790,433
                                                                   -------------
BROKERAGE - 13.4%
Goldman Sachs Group, Inc.
   3.95%, 4/14/2008                                    1,500,000       1,498,340
   4.23%, 4/22/2008                                    1,500,000       1,497,430
   2.28%, 5/15/2008                                    1,500,000       1,495,820
   2.92%, 5/16/2008                                    2,500,000       2,491,190
ING (US) Funding LLC
   4.35%, 4/4/2008                                     1,000,000         999,682
   3.00%, 4/22/2008                                    3,000,000       2,994,914
   2.75%, 4/23/2008                                    1,000,000         998,319
   2.85%, 4/28/2008                                    2,300,000       2,295,084
   2.90%, 5/5/2008                                     2,000,000       1,994,692
JP Morgan Chase & Company
   2.14%, 4/7/2008                                     1,000,000         999,438
   3.70%, 4/17/2008                                    1,500,000       1,497,995
   3.05%, 4/23/2008                                    1,000,000         998,212
   2.44%, 5/19/2008                                    2,000,000       1,992,509
   2.44%, 5/27/2008                                    1,200,000       1,194,802
   2.30%, 5/28/2008                                    1,000,000         995,595
   2.48%, 6/30/2008                                    1,200,000       1,191,658
Merrill Lynch & Company, Inc.
   3.12%, 4/1/2008                                     1,000,000       1,000,000
                                                                   -------------
                                                                      26,135,680
                                                                   -------------
CONSUMER PRODUCTS - 4.7%
Procter & Gamble International Funding
   2.70%, 4/10/2008                                    1,400,000       1,399,055
   2.58%, 4/11/2008                                    2,500,000       2,498,208
   2.20%, 4/15/2008                                    1,300,000       1,298,888
   2.00%, 4/16/2008                                    2,000,000       1,998,333
   2.15%, 4/17/2008                                    2,000,000       1,997,778
                                                                   -------------
                                                                       9,192,262
                                                                   -------------
CONTRUCTION MACHINERY - 0.8%
Caterpillar, Inc.
   2.80%, 4/2/2008                                     1,500,000       1,499,883
                                                                   -------------
DIVERSIFIED MANUFACTURING - 0.5%
General Electric Company
   2.38%, 6/23/2008                                    1,000,000         993,663
                                                                   -------------
ELECTRIC - 0.7%
Southern Company
   2.25%, 5/14/2008                                    1,300,000       1,296,506
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 6.3%
General Electric Capital Corporation
   2.28%, 5/30/2008                                    1,500,000       1,493,250

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------

COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - CAPTIVE (CONTINUED)
General Electric Capital Corporation (continued)
   2.45%, 6/5/2008                                     1,000,000   $     995,043
   2.23%, 6/17/2008                                      800,000         795,299
   2.43%, 6/23/2008                                    2,000,000       1,987,325
   2.75%, 7/14/2008                                    1,115,000       1,106,154
International Lease Finance Company
   2.88%, 4/1/2008                                     1,500,000       1,500,000
   2.88%, 4/3/2008                                     1,400,000       1,399,776
   2.71%, 4/7/2008                                     1,800,000       1,799,250
   2.53%, 4/8/2008                                     1,200,000       1,199,410
                                                                   -------------
                                                                      12,275,507
                                                                   -------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.8%
American Express Credit Corporation
   2.50%, 4/29/2008                                    1,500,000       1,497,083
                                                                   -------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.4%
Irish Life & Permanent
   3.06%, 4/9/2008                                     1,500,000       1,498,980
   3.04%, 5/13/2008                                    1,225,000       1,220,962
                                                                   -------------
                                                                       2,719,942
                                                                   -------------
FOOD & BEVERAGE - 6.6%
Archer Daniels Midland Company
   2.95%, 4/11/2008                                    1,500,000       1,498,771
   2.80%, 4/24/2008                                    2,000,000       1,996,276
Nestle Capital Corporation
   2.77%, 4/15/2008                                    2,000,000       1,997,846
   2.75%, 5/22/2008                                    2,000,000       1,992,154
   2.75%, 5/23/2008                                    2,000,000       1,992,009
   2.77%, 6/3/2008                                     2,500,000       2,487,986
   2.10%, 6/18/2008                                    1,000,000         994,046
                                                                   -------------
                                                                      12,959,088
                                                                   -------------
INSURANCE - 3.3%
Swiss RE Financial Products
   2.95%, 4/24/2008                                    1,500,000       1,497,237
   2.94%, 4/28/2008                                    3,000,000       2,993,604
   2.92%, 5/12/2008                                    2,000,000       1,993,630
                                                                   -------------
                                                                       6,484,471
                                                                   -------------
NON U.S. BANKING - 17.4%
Bank of Ireland
   3.03%, 5/8/2008                                     2,000,000       1,994,173
Barclays U.S. Funding LLC
   2.955%, 5/28/2008                                   3,000,000       2,986,931
BNP Paribas Finance, Inc.
   2.95%, 4/21/2008                                    1,500,000       1,497,542
Danske Corporation
   2.75%, 4/14/2008                                    2,000,000       1,998,036
   2.95%, 5/2/2008                                     2,000,000       1,995,147

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMERCIAL PAPER (CONTINUED)
NON U.S. BANKING (CONTINUED)
Danske Corporation (continued)
   2.70%, 5/7/2008                                     1,000,000   $     997,300
   2.69%, 5/13/2008                                    1,200,000       1,196,087
Royal Bank of Canada
   2.83%, 5/7/2008                                     1,500,000       1,495,791
   2.42%, 5/19/2008                                    2,000,000       1,998,773
   2.49%, 5/27/2008                                    1,300,000       1,294,430
   2.55%, 6/25/2008                                    2,000,000       1,987,019
   2.77%, 6/27/2008                                    2,500,000       2,483,384
Royal Bank of Scotland Group plc
   2.92%, 5/6/2008                                     2,000,000       1,994,540
   2.95%, 5/8/2008                                     2,000,000       1,994,236
Societe Generale
   4.46%, 4/3/2008                                     1,000,000         999,762
WestPac Banking Corporation
   4.36%, 4/8/2008                                     1,000,000         999,366
   3.025%, 4/30/2008                                   2,000,000       1,995,450
   2.99%, 5/7/2008                                     2,000,000       1,994,388
   2.95%, 5/12/2008                                    2,000,000       1,993,630
                                                                   -------------
                                                                      33,895,985
                                                                   -------------
PHARMACEUTICALS - 4.8%
AstraZeneca plc
   2.75%, 5/9/2008                                     4,000,000       3,988,170
   2.82%, 6/10/2008                                    1,000,000         994,661
   2.85%, 6/16/2008                                    1,600,000       1,590,723
Johnson & Johnson
   2.65%, 4/18/2008                                    2,000,000       1,997,497
   2.65%, 4/21/2008                                      800,000         798,822
                                                                   -------------
                                                                       9,369,873
                                                                   -------------
RETAILERS - 1.3%
Wal-Mart Stores, Inc.
   2.70%, 4/14/2008                                    2,500,000       2,497,563
                                                                   -------------
TOTAL COMMERCIAL PAPER (Cost $137,686,977)                         $ 137,688,833
                                                                   -------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $187,010 (Collateralized by
   FNMA, 5.625%, 6/13/11 with a
   value of $190,740)                                $   187,000   $     187,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $187,000)                         $     187,000
                                                                   -------------
TOTAL INVESTMENTS (SBL C FUND)
   (COST $193,394,406) - 99.1%                                     $ 193,422,242
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                           1,702,911
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 195,125,153
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $193,394,406.

1   - Maturity date indicated is next interest reset date.

2   - Variable rate security. Rate indicated is rate effective at March 31,
      2008.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 98.5%
AUSTRALIA - 0.4%
Aristocrat Leisure, Ltd.                                  28,300   $     248,291
Bendigo and Adelaide Bank, Ltd.                          153,421       1,668,534
                                                                   -------------
                                                                       1,916,825
                                                                   -------------
BRAZIL - 0.8%
Companhia de Bebidas das Americas ADR                     21,756       1,643,666
Empresa Brasileira de Aeronautica S.A. ADR                51,926       2,051,596
                                                                   -------------
                                                                       3,695,262
                                                                   -------------
CANADA - 0.7%
Husky Energy, Inc.                                        78,100       3,057,509
                                                                   -------------
CAYMAN ISLANDS- 3.3%
ACE, Ltd.                                                 21,999       1,211,265
Herbalife, Ltd.                                           41,020       1,948,450
Shanda Interactive Entertainment, Ltd. ADR *             120,869       3,517,288
Suntech Power Holdings Company, Ltd. ADR *               111,760       4,532,985
Transocean, Inc.                                          24,596       3,325,363
XL Capital, Ltd.                                          30,200         892,410
                                                                   -------------
                                                                      15,427,761
                                                                   -------------
CHINA - 1.0%
China BlueChemical, Ltd.                               8,736,040       4,624,619
                                                                   -------------
FINLAND - 0.5%
Fortum Oyj                                                58,300       2,375,816
                                                                   -------------
FRANCE - 5.2%
BNP Paribas                                                6,170         622,407
France Telecom S.A.                                      180,710       6,077,403
LVMH Moet Hennessy Louis Vuitton S.A.                     33,060       3,680,003
NicOx S.A. *                                              15,292         218,750
Sanofi-Aventis S.A.                                       29,450       2,209,622
Societe Generale                                          15,885       1,555,519
Societe Generale *                                         3,993         384,264
Technip S.A.                                              35,680       2,779,023
Total S.A.                                                19,992       1,484,840
UBISOFT Entertainment *                                   59,547       5,130,622
                                                                   -------------
                                                                      24,142,453
                                                                   -------------
GERMANY - 4.1%
Allianz AG                                                16,444       3,257,903
Bayerische Motoren Werke AG *                             44,094       2,436,013
Fresenius Medical Care AG & Company KGaA                  35,242       1,772,255
Kloeckner & Company AG                                    74,596       3,817,252
SAP AG                                                    63,492       3,155,804
Siemens AG                                                43,248       4,687,732
                                                                   -------------
                                                                      19,126,959
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HONG KONG - 3.1%
China Petroleum & Chemical Corporation                 3,368,000   $   2,882,109
Link REIT (1)                                          3,116,200       6,910,831
Sun Hung Kai Properties, Ltd.                            105,890       1,651,725
Wharf Holdings, Ltd.                                     680,300       3,203,602
                                                                   -------------
                                                                      14,648,267
                                                                   -------------
INDIA - 2.3%
Dish TV India, Ltd. *                                    172,880         212,912
Hindustan Unilever, Ltd.                                 282,900       1,616,955
ICICI Bank, Ltd. ADR                                      16,750         639,683
Infosys Technologies, Ltd. ADR                           129,720       4,640,085
Infosys Technologies, Ltd.                                72,265       2,599,377
Wire and Wireless India, Ltd. *                          155,900         140,008
Zee Entertainment Enterprises, Ltd.                      178,300       1,095,932
                                                                   -------------
                                                                      10,944,952
                                                                   -------------
INDONESIA - 1.0%
Bumi Resources Tbk PT                                  6,989,500       4,707,245
                                                                   -------------
IRELAND - 1.4%
Anglo Irish Bank Corporation plc                         502,009       6,697,681
                                                                   -------------
ITALY - 2.1%
Bulgari SpA                                              113,000       1,306,008
Tod's SpA                                                 18,900       1,163,812
Unione di Banche Italiane SCPA                           287,165       7,358,787
                                                                   -------------
                                                                       9,828,607
                                                                   -------------
JAPAN - 11.6%
Astellas Pharma, Inc.                                     41,328       1,600,382
Chiba Bank, Ltd.                                         757,403       5,144,079
Chugai Pharmaceutical Company, Ltd.                       46,500         525,737
Credit Saison Company, Ltd.                               49,200       1,372,151
Fanuc, Ltd.                                                7,600         722,793
Fuji Heavy Industries, Ltd.                              329,900       1,380,099
Hoya Corporation                                          59,400       1,394,422
JGC Corporation                                          464,670       7,094,981
KDDI Corporation                                             381       2,327,739
Keyence Corporation                                        5,900       1,356,621
Kyocera Corporation                                       14,400       1,209,149
Mitsubishi Electric Corporation                           76,000         657,223
Murata Manufacturing Company, Ltd.                        36,000       1,787,721
Nidec Corporation                                         10,100         621,118
Nintendo Company, Ltd.                                    12,341       6,363,638
Nippon Paper Group, Inc.                                     459       1,086,718
NTT DoCoMo, Inc.                                           1,259       1,907,193
Secom Company, Ltd.                                       23,700       1,150,762
Sega Sammy Holdings, Inc.                                 37,400         395,837
Seven & I Holdings Company, Ltd.                          30,075         754,289
Shimachu Company, Ltd.                                    74,326       2,233,210
Shionogi & Company, Ltd.                                 117,500       2,006,270

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Sony Corporation                                          83,100   $   3,309,661
Sony Financial Holdings, Inc.                                109         440,680
Square Enix Company, Ltd.                                 38,800       1,354,575
Sumitomo Mitsui Financial Group, Inc.                        208       1,368,860
Takeda Pharmaceutical Company, Ltd.                       32,810       1,642,475
Toyo Suisan Kaisha, Ltd.                                 116,400       1,751,605
Toyota Motor Corporation                                  31,800       1,585,534
                                                                   -------------
                                                                      54,545,522
                                                                   -------------
JERSEY - 0.1%
Experian Group, Ltd.                                      86,302         627,511
                                                                   -------------
MEXICO - 1.3%
Fomento Economico Mexicano, S.A.B. de C.V. *             519,400       2,166,810
Grupo Modelo, S.A. de C.V. (Cl.C)                        239,200       1,047,553
Grupo Televisa S.A. ADR                                  107,732       2,611,424
                                                                   -------------
                                                                       5,825,787
                                                                   -------------
NETHERLANDS - 1.4%
European Aeronautic Defence
   and Space Company N.V.                                 87,080       2,063,742
Koninklijke (Royal) Philips
   Electronics N.V.                                       79,800       3,052,900
TNT N.V.                                                  43,800       1,627,242
                                                                   -------------
                                                                       6,743,884
                                                                   -------------
NORWAY - 0.2%
Tandberg ASA                                              70,700       1,056,467
                                                                   -------------
PANAMA - 0.6%
Carnival Corporation                                      71,200       2,882,176
                                                                   -------------
REPUBLIC OF KOREA - 0.4%
SK Telecom Company, Ltd. ADR                              85,680       1,851,545
                                                                   -------------
SINGAPORE - 2.6%
Singapore Airlines, Ltd.                                 114,220       1,294,560
Singapore Press Holdings, Ltd.                         3,228,400      10,789,480
                                                                   -------------
                                                                      12,084,040
                                                                   -------------
SOUTH AFRICA - 0.5%
Aveng, Ltd.                                              345,352       2,469,781
                                                                   -------------
Spain - 1.5%
Inditex S.A.                                              42,700       2,372,485
Telefonica S.A.                                          157,001       4,511,594
                                                                   -------------
                                                                       6,884,079
                                                                   -------------
SWEDEN - 3.4%
Assa Abloy AB                                            143,600       2,603,813
Hennes & Mauritz AB (Cl.B)                                79,600       4,889,270
Investor AB (Cl.B) (1)                                    91,085       2,050,118
Telefonaktiebolaget LM Ericsson (Cl.B)                 3,241,000       6,359,394
                                                                   -------------
                                                                      15,902,595
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
SWITZERLAND - 2.0%
Actelion, Ltd. *                                          27,372   $   1,492,191
Basilea Pharmaceutica *                                    1,508         220,135
Credit Suisse Group                                       63,594       3,236,360
Roche Holding AG                                          23,965       4,509,271
                                                                   -------------
                                                                       9,457,957
                                                                   -------------
TAIWAN - 1.2%
MediaTek, Inc.                                           251,260       3,307,249
Taiwan Semiconductor Manufacturing Company, Ltd.
   ADR                                                   226,304       2,324,142
                                                                   -------------
                                                                       5,631,391
                                                                   -------------
UNITED KINGDOM - 7.2%
3i Group plc (1)                                          32,140         529,875
BP plc ADR                                                30,675       1,860,439
Burberry Group plc                                        93,594         836,042
Cadbury Schweppes plc                                    647,991       7,115,624
Diageo plc                                                65,476       1,319,782
HSBC Holdings plc                                        155,171       2,528,098
Pearson plc                                               76,330       1,032,776
Prudential plc                                           155,646       2,055,003
Reckitt Benckiser Group plc                               51,303       2,841,741
Royal Bank of Scotland Group plc                         335,420       2,244,229
Smith & Nephew plc                                       115,923       1,532,837
Tesco plc                                                279,814       2,105,336
Thomas Cook Group plc                                    302,179       1,738,556
Vodafone Group plc                                     1,648,637       4,935,608
WPP Group plc                                             96,870       1,155,983
                                                                   -------------
                                                                      33,831,929
                                                                   -------------
UNITED STATES - 38.6%
3M Company                                                32,400       2,564,460
Acadia Pharmaceuticals, Inc. *                            21,500         194,790
Adobe Systems, Inc. *                                     76,900       2,736,871
Advanced Micro Devices, Inc. *                           166,400         980,096
Aflac, Inc.                                               33,200       2,156,340
Altera Corporation                                        83,500       1,538,905
Altria Group, Inc.                                       187,400       4,160,280
American International Group, Inc.                        65,900       2,850,175
AMERIGROUP Corporation *                                  49,877       1,363,138
Amgen, Inc. *                                             28,159       1,176,483
Anadarko Petroleum Corporation                            96,165       6,061,280
AT&T, Inc.                                               150,370       5,759,171
Automatic Data Processing, Inc.                           68,600       2,907,954
Baxter International, Inc.                                31,560       1,824,799
Boeing Company                                            14,500       1,078,365
CA, Inc.                                                 164,051       3,691,148
Charles River Laboratories
   International, Inc. *                                  30,444       1,794,369
Citizens Communications Company                          220,745       2,315,615
Clorox Company                                            31,890       1,806,250
Colgate-Palmolive Company                                 23,500       1,830,885

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
ConocoPhillips                                            23,513   $   1,791,926
Corning, Inc.                                            128,700       3,093,948
Cree, Inc. *                                              49,800       1,392,408
DRS Technologies, Inc.                                    23,600       1,375,408
eBay, Inc. *                                             128,300       3,828,472
Eli Lilly & Company                                       33,379       1,722,023
Embarq Corporation                                        32,651       1,309,305
Emerson Electric Company                                  55,700       2,866,322
Gap, Inc.                                                 89,803       1,767,323
Gilead Sciences, Inc. *                                   77,665       4,002,078
Humana, Inc. *                                            26,840       1,204,042
IMS Health, Inc.                                          55,210       1,159,962
Integrys Energy Group, Inc.                               23,700       1,105,368
InterMune, Inc. *                                         19,600         285,768
International Game Technology                             28,500       1,145,985
Intuit, Inc. *                                            96,000       2,592,960
Invitrogen Corporation *                                  23,170       1,980,340
Johnson & Johnson                                        121,460       7,879,110
Joy Global, Inc.                                          53,940       3,514,730
Juniper Networks, Inc. *                                 142,800       3,570,000
Kinetic Concepts, Inc. *                                  51,783       2,393,928
Laboratory Corporation of America Holdings *              23,320       1,718,218
Linear Technology Corporation                             34,500       1,058,805
Lockheed Martin Corporation                               76,380       7,584,534
Longs Drug Stores Corporation                             23,155         983,161
Marvel Entertainment, Inc. *                             316,400       8,476,356
Maxim Integrated Products, Inc.                           77,100       1,570,527
McDonald's Corporation                                    38,900       2,169,453
Microsoft Corporation                                    126,300       3,584,394
Northern Trust Corporation                                32,100       2,133,687
Northrop Grumman Corporation                              18,200       1,416,142
Pepco Holdings, Inc.                                      65,100       1,609,272
Philip Morris International, Inc. *                      187,400       9,478,692
RadioShack Corporation                                   107,275       1,743,219
Raytheon Company                                          29,900       1,931,839
Regeneron Pharmaceuticals, Inc. *                         12,500         239,875
Safeco Corporation                                        41,052       1,801,362
Safeway, Inc.                                             59,475       1,745,591
Schnitzer Steel Industries, Inc.                          78,705       5,589,629
Seattle Genetics, Inc. *                                  35,900         326,690
Shuffle Master, Inc. *                                    21,000         112,350
Sirius Satellite Radio, Inc. *                           653,100       1,867,866
Tesoro Corporation                                        49,870       1,496,100
Theravance, Inc. *                                        24,600         259,038
Tiffany & Company                                         55,900       2,338,856
Trinity Industries, Inc.                                 106,220       2,830,763
Unisource Energy Corporation                              43,167         960,897
United Parcel Service, Inc. (Cl.B)                         9,100         664,482
Valero Energy Corporation                                 60,095       2,951,266

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Wabtec Corporation                                       139,320   $   5,246,791
Wal-Mart Stores, Inc.                                     90,610       4,773,335
Walt Disney Company                                       83,900       2,632,782
Xilinx, Inc.                                              55,900       1,327,625
                                                                   -------------
                                                                     181,396,377
                                                                   -------------
TOTAL COMMON STOCK (Cost $432,705,161)                             $ 462,384,997
                                                                   -------------
PREFERRED STOCK - 0.5%
GERMANY - 0.5%
Bayerische Motoren Werke AG                               14,145         623,331
Porsche Automobil Holding SE                              10,300       1,882,899
                                                                   -------------
                                                                       2,506,230
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $988,672)                              $   2,506,230
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CONVERTIBLE BOND - 0.0%
UNITED STATES - 0.0%
Theravance, Inc.
   3.00%, 2015                                       $   192,000         134,640
                                                                   -------------
TOTAL CONVERTIBLE BOND (Cost $192,000)                             $     134,640
                                                                   -------------
REPURCHASE AGREEMENT - 0.4%
State Street, 0.25%, dated
   3/31/08, matures 4/01/08;
   repurchase amount
   $1,717,423 (Collateralized by
   FHLB, 3.75%, 8/15/08 with a
   value of $1,752,130)                              $ 1,717,411   $   1,717,411
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $1,717,411)                       $   1,717,411
                                                                   -------------
SHORT TERM INVESTMENTS - 1.1%
State Street GA Prime Money
   Market Fund                                       $ 5,279,492   $   5,279,492
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,279,492)                                               $   5,279,492
                                                                   -------------
TOTAL INVESTMENTS (SBL D FUND)                                     $ 472,022,770
   (COST $440,882,736) - 100.5%

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                        (2,490,407)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 469,532,363
                                                                   =============

INVESTMENT CONCENTRATION

At March 31, 2008, the investment diversification of the fund was as follows:

                                                         % OF
INDUSTRY                                              NET ASSETS       VALUE
--------                                             -----------   -------------
Diversified Banks                                         5.1%     $  23,399,529
Pharmaceuticals                                           4.8         22,094,890
Integrated Telecommunication Services                     4.3         19,973,088
Aerospace & Defense                                       3.6         17,501,626
Home Entertainment Software                               3.5         16,366,123
Communications Equipment                                  3.1         14,079,809

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2008 (Unaudited)  - Continued

Tobacco                                                   2.9         13,638,972
Semiconductors                                            2.8         13,499,757
Publishing                                                2.5         11,822,256
Construction & Farm Machinery & Heavy Trucks              2.5         11,592,285
Movies & Entertainment                                    2.3         11,109,138
Integrated Oil & Gas                                      2.4         11,076,824
Wireless Telecommunication Services                       2.4         11,022,085
Industrial Conglomerates                                  2.3         10,305,092
Construction & Engineering                                2.0          9,564,762
Apparel Retail                                            1.9          9,029,078
Packaged Foods & Meats                                    1.9          8,867,229
Application Software                                      1.8          8,485,635
Biotechnology                                             1.6          8,415,798
Household Products                                        1.7          8,095,831
Automobile Manufacturers                                  1.6          7,907,876
Electrical Components & Equipment                         1.6          7,399,307
Systems Software                                          1.6          7,275,542
IT Consulting & Other Services                            1.6          7,239,461
Retail REIT's                                             1.5          6,910,831
Regional Banks                                            1.5          6,812,614
Electronic Equipment Manufacturers                        1.4          6,369,030
Multi-Line Insurance                                      1.3          6,108,078
Oil & Gas Exploration & Production                        1.3          6,061,280
Broadcasting & Cable TV                                   1.3          5,928,142
Apparel, Accessories & Luxury Goods                       1.3          5,822,053
Health Care Equipment                                     1.2          5,751,565
Steel                                                     1.2          5,589,629
Money Markets                                             1.1          5,279,492
Electric Utilities                                        1.1          4,945,985
Real Estate Management & Development                      1.0          4,855,327
Hypermarkets & Super Centers                              1.0          4,773,335
Coal & Consumable Fuels                                   1.0          4,707,245
Life & Health Insurance                                   1.0          4,652,023
Fertilizers & Agricultural Chemicals                      1.0          4,624,619
Hotels, Resorts & Cruise Lines                            1.0          4,620,732
Food Retail                                               0.9          4,605,216
Oil & Gas Refining & Marketing                            0.9          4,447,365
Property & Casualty Insurance                             0.8          3,905,037
Internet Software & Services                              0.8          3,828,472
Trading Companies & Distributors                          0.8          3,817,252
Life Sciences Tools & Services                            0.8          3,774,709
Health Care Services                                      0.8          3,490,473
Oil & Gas Drilling                                        0.7          3,325,363
Consumer Electronics                                      0.7          3,309,661
Diversified Capital Markets                               0.7          3,236,360
Data Processing & Outsourced Services                     0.6          2,907,954
Oil & Gas Equipment & Services                            0.6          2,779,023
Brewers                                                   0.6          2,691,220
Asset Management & Custody Banks                          0.5          2,663,562
Building Products                                         0.6          2,603,813
Managed Health Care                                       0.6          2,567,180
Specialty Stores                                          0.5          2,338,856
Air Freight & Logistics                                   0.4          2,291,724
Home Improvement Retail                                   0.5          2,233,210
Restaurants                                               0.5          2,169,453
Soft Drinks                                               0.5          2,166,810
Multi-Sector Holdings                                     0.4          2,050,118
Personal Products                                         0.4          1,948,450
Diversified Commercial & Professional Services            0.4          1,778,274
Computer & Electronics Retail                             0.4          1,743,219
Repurchase Agreements                                     0.4          1,717,411
Casinos & Gaming                                          0.2          1,506,626
Consumer Finance                                          0.3          1,372,151
Distillers & Vintners                                     0.3          1,319,782
Airlines                                                  0.3          1,294,559
Footwear                                                  0.2          1,163,811
Health Care Technology                                    0.2          1,159,962
Advertising                                               0.2          1,155,982
Multi-Utilities                                           0.2          1,105,368
Paper Products                                            0.2          1,086,717
Drug Retail                                               0.2            983,161
Industrial Machinery                                      0.2            722,793
Heavy Electrical Equipment                                0.1            657,223
Leisure Products                                          0.1            395,837
Drugs                                                     0.0            134,640
                                                        -----      -------------
TOTAL INVESTMENTS                                       100.5        472,022,770
OTHER ASSETS AND LIABILITIES, NET                        -0.5        (2,490,407)
                                                        -----      -------------
NET ASSETS                                                100%     $ 469,532,363
                                                        -----      -------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $442,952,344.

*    - Non-income producing security

1    - Security is a PFIC (Passive Foreign Investment Company) Glossary:

ADR  - American Depositary Receipt

plc  - Public Limited Company

REIT - Real Estate Investment Trust

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2008 (Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND - 36.0%
AUTOMOTIVE - 2.1%
GMAC LLC
   3.749%, 2008 (1)(2)                               $ 2,600,000   $   2,452,954
                                                                   -------------
BANKING - 4.4%
BankBoston Capital Trust IV
   3.59%, 2028 (2)                                     1,200,000         933,062
BOI Capital Funding No. 2, LP
   5.571%, 2049 (2)(3)(4)                                650,000         513,237
Chase Capital III
   3.626%, 2027 (2)                                    1,200,000       1,046,648
Rabobank Capital Funding II
   5.26%, 2049 (2)(3)(4)                               1,200,000       1,030,164
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                           1,750,000       1,437,739
US Central Federal Credit Union
   2.70%, 2009                                           227,273         228,871
                                                                   -------------
                                                                       5,189,721
                                                                   -------------
BUILDING MATERIALS - 0.5%
CRH America, Inc.
   6.95%, 2012                                           600,000         628,763
                                                                   -------------
CHEMICALS - 0.6%
PPG Industries, Inc.
   7.40%, 2019                                           650,000         717,294
                                                                   -------------
ELECTRIC - 3.4%
Arizona Public Service Company
   6.38%, 2011                                           600,000         622,123
Cincinnati Gas & Electric
   5.70%, 2012                                           600,000         630,752
East Coast Power LLC
   7.07%, 2012                                           140,867         148,172
Kansas Gas & Electric
   5.65%, 2021                                           639,044         632,455
Oncor Electric Delivery Company
   6.38%, 2015                                           600,000         599,763
Pennsylvania Electric Company
   6.05%, 2017                                           650,000         646,279
WPS Resources Corporation
   6.11%, 2066 (2)                                       900,000         775,822
                                                                   -------------
                                                                       4,055,366
                                                                   -------------
FINANCIAL - OTHER - 2.6%
Berkshire Hathaway Finance Corporation
   4.75%, 2012 (1)                                     1,800,000       1,870,810
Willis North America, Inc.
   5.63%, 2015                                         1,200,000       1,193,862
                                                                   -------------
                                                                       3,064,672
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 1.3%
CIT Group Funding Company of Canada
   4.65%, 2010 (1)                                     1,800,000       1,477,129
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.6%
Nelnet, Inc.
   7.40%, 2036 (1)(2)                                $ 2,500,000   $   1,628,730
Residential Capital LLC
   7.828%, 2009 (2)(3)(4)                              3,000,000       1,110,000
   8.50%, 2012                                           650,000         318,500
                                                                   -------------
                                                                       3,057,230
                                                                   -------------
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 0.5%
General Electric Capital Corporation
   5.88%, 2012                                           600,000         636,287
                                                                   -------------
FOOD & BEVERAGE - 1.0%
General Mills, Inc.
   5.70%, 2017 (1)                                     1,200,000       1,209,874
                                                                   -------------
HEALTH CARE - 0.5%
Anthem, Inc.
   6.80%, 2012                                           600,000         641,410
                                                                   -------------
INDEPENDENT ENERGY - 0.6%
Devon Financing Corporation ULC
   6.88%, 2011                                           600,000         654,889
                                                                   -------------
INSURANCE - LIFE - 1.0%
AIG SunAmerica Global Financing X
   6.90%, 2032 (1)(3)(4)                               1,200,000       1,204,138
                                                                   -------------
INSURANCE - PROPERTY & CASUALTY - 1.4%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                           300,000         297,000
Nationwide Mutual Insurance Company
   8.25%, 2031 (3)(4)                                    650,000         682,703
Navigators Group, Inc.
   7.00%, 2016                                           700,000         681,902
                                                                   -------------
                                                                       1,661,605
                                                                   -------------
INTEGRATED ENERGY - 1.7%
Petrobras International Finance Company
   6.125%, 2016 (1)                                    2,000,000       1,994,400
                                                                   -------------
MEDIA - CABLE - 0.4%
Jones Intercable, Inc.
   7.63%, 2008                                           500,000         500,585
                                                                   -------------
Metals & Mining - 0.5%
United States Steel Corporation
   6.05%, 2017                                           650,000         601,232
                                                                   -------------
NATURAL GAS PIPELINES - 0.2%
Express Pipeline, LP
   6.47%, 2013 (3)(4)                                    257,600         278,280
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
PAPER - 0.4%
Sino-Forest Corporation
   9.13%, 2011 (3)(4)                                $   500,000   $     485,000
                                                                   -------------
PHARMACEUTICALS - 1.6%
AstraZeneca plc
   5.90%, 2017 (1)                                     1,750,000       1,849,860
                                                                   -------------
RAILROADS - 1.0%
Canadian National Railway Company
   6.25%, 2034                                         1,200,000       1,164,778
                                                                   -------------
REIT'S - 2.6%
Hospitality Properties Trust
   6.70%, 2018 (1)                                     1,500,000       1,284,890
Reckson Operating Partnership, LP
   5.15%, 2011                                         1,200,000       1,186,866
Rouse Company, LP
   8.00%, 2009                                           550,000         537,139
                                                                   -------------
                                                                       3,008,895
                                                                   -------------
TECHNOLOGY - 0.6%
Science Applications International
   Corporation
   7.13%, 2032                                           600,000         647,295
                                                                   -------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                         1,200,000         948,000
                                                                   -------------
TRANSPORTATION SERVICES - 0.6%
TTX Company
   4.90%, 2015 (3)(4)                                    650,000         697,447
                                                                   -------------
U.S. BANKING - 0.5%
PartnerRe Finance II
   6.44%, 2066 (2)                                       650,000         553,701
                                                                   -------------
UTILITY - OTHER - 2.6%
American Water Capital Corporation
   6.085%, 2017 (1)(3)                                 3,000,000       3,122,019
                                                                   -------------
TOTAL CORPORATE BOND (Cost $47,451,946)                            $  42,502,824
                                                                   -------------
PREFERRED STOCK - 2.4%
INSURANCE - LIFE - 0.7%
WoodBourne Pass-Through Trust
   4.158%, 2008 (3)(4)                                        12         844,500
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 0.9%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017                                           48,000       1,034,400
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 0.8%
Federal Home Loan Mortgage Corporation
   8.375%, 2012                                           16,000         390,400

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
PREFERRED STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Federal National Mortgage Association
   8.25%, 2010                                       $    24,000   $     577,200
                                                                   -------------
                                                                         967,600
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $3,423,796)                            $   2,846,500
                                                                   -------------
MORTGAGE BACKED SECURITIES - 46.3%
OTHER NON-AGENCY - 12.8%
CMO'S - 12.8%
Chase Commercial Mortgage Securities Corporation
   1998-1, 6.56% - 2030                                  500,000         499,190
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.237% -
      2035 (1)(2)                                      1,838,763       1,791,256
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(2)                        3,000,000       2,877,074
Homebanc Mortgage Trust
   2006-1, 6.078% - 2037 (1)(2)                        1,615,081       1,571,049
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (1)                           3,007,000       2,943,097
   2006-S3, 6.00% - 2036 (1)                           3,000,000       2,939,513
JP Morgan Mortgage Trust
   2006-A3, 5.302% - 2036 (2)                          1,162,411       1,170,803
Washington Mutual, Inc.
   2005-AR16 1A1, 5.101% -
      2035 (1)(2)                                      1,421,227       1,381,423
                                                                   -------------
                                                                      15,173,405
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCIES - 29.7%
CMO'S - 3.8%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (1)                       1,479,900       1,504,710
   FHR 188 H, 7.00% - 2021                                 1,559           1,644
Federal National Mortgage Association
   FNR 1990-68 J, 6.95% - 2020                             3,885           4,147
   FNR 1990-103 K, 7.50% - 2020                            1,197           1,251
   FNR 2007-26 JB, 5.00% -
      2032 (1)                                         3,000,000       2,942,533
                                                                   -------------
                                                                       4,454,285
                                                                   -------------
PASS-THRU'S - 25.9%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (1)                           1,612,324       1,637,151
   #E01488, 5.00% - 2018 (1)                           1,462,962       1,484,931
   #E01538, 5.00% - 2018 (1)                           1,485,466       1,507,578
   #C44050, 7.00% - 2030                                  44,413          47,163
   #C01079, 7.50% - 2030                                  18,764          20,300
   #C01172, 6.50% - 2031                                  61,152          63,491
   #C01210, 6.50% - 2031                                  76,355          79,850
   #C50964, 6.50% - 2031                                  78,195          81,186
   #C50967, 6.50% - 2031                                  15,066          15,756
   #C01277, 7.00% - 2031                                 102,400         107,565

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
   (continued)
   #C01292, 6.00% - 2032                             $   325,995   $     336,752
   #C62801, 6.00% - 2032                                 138,301         142,865
   #C01287, 6.50% - 2032                                 178,996         185,842
   #A16943, 6.00% - 2033                               1,014,055       1,045,549
   #A17903, 6.00% - 2034 (1)                           1,225,704       1,261,556
Federal National Mortgage Association
   #254473, 5.50% - 2017 (1)                           1,376,797       1,413,170
   #720714, 4.50% - 2018 (1)                           1,447,385       1,446,616
   #555549, 5.00% - 2018 (1)                           1,694,893       1,712,584
   #750465, 5.00% - 2018 (1)                           1,455,786       1,476,419
   #839353, 5.50% - 2018                                 975,362       1,001,054
   #780952, 4.00% - 2019 (1)                           1,972,556       1,931,337
   #252806, 7.50% - 2029                                  61,517          66,515
   #252874, 7.50% - 2029                                  21,547          23,298
   #535277, 7.00% - 2030                                  31,222          32,797
   #551262, 7.50% - 2030                                  13,632          14,715
   #190307, 8.00% - 2030                                  24,194          26,221
   #253356, 8.00% - 2030                                  30,263          32,800
   #541735, 8.00% - 2030                                  39,265          42,555
   #535838, 6.50% - 2031                                  57,145          59,234
   #585348, 6.50% - 2031                                  51,670          53,559
   #591381, 6.50% - 2031                                 100,089         103,748
   #254477, 5.50% - 2032                                 870,361         879,444
   #254198, 6.00% - 2032                                 321,382         329,514
   #254377, 6.00% - 2032                                 533,226         549,584
   #254478, 6.00% - 2032                                 247,068         254,647
   #666750, 6.00% - 2032                                 562,900         577,143
   #254346, 6.50% - 2032                                 141,670         146,848
   #545691, 6.50% - 2032                                 213,284         221,080
   #659790, 6.50% - 2032                                 208,093         216,929
   #658077, 5.50% - 2033                               1,132,010       1,147,125
   #688328, 5.50% - 2033                                 993,670       1,006,341
   #689108, 5.50% - 2033                               1,003,960       1,017,365
   #709748, 5.50% - 2033 (1)                           1,609,260       1,630,746
   #713971, 5.50% - 2033 (1)                           1,646,094       1,667,086
   #754903, 5.50% - 2033                                 958,535         967,540
   #725033, 6.00% - 2034                                 660,366         679,913
   #255554, 5.50% - 2035 (1)                           1,838,334       1,860,428
                                                                   -------------
                                                                      30,605,890
                                                                   -------------
                                                                      35,060,175
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 3.8%
CMO'S - 2.5%
Government National Mortgage Association
   GNR 2008-17 A, 5.00% -
      2035 (1)                                       $ 2,994,932   $   2,988,146
                                                                   -------------
PASS-THRU'S - 1.3%
Government National Mortgage
Association
   G2 181907, 9.50% - 2020                                 9,133          10,239
   #301465, 9.00% - 2021                                  18,888          20,574
   #305617, 9.00% - 2021                                   8,602           9,370
   #313107, 7.00% - 2022                                  77,561          81,680
   #352022, 7.00% - 2023                                  56,889          59,910
   #369303, 7.00% - 2023                                  90,406          95,207
   #780454, 7.00% - 2026                                  90,033          94,814
   G2 2445, 8.00% - 2027                                  37,073          39,724
   #462680, 7.00% - 2028                                  52,452          55,237
   #482668, 7.00% - 2028                                  42,828          45,103
   #518436, 7.25% - 2029                                  19,091          20,433
   #494109, 7.50% - 2029                                  23,231          24,666
   #510704, 7.50% - 2029                                  18,205          19,329
   #781079, 7.50% - 2029                                  18,495          19,638
   #479229, 8.00% - 2030                                  12,382          13,317
   #479232, 8.00% - 2030                                  20,716          22,280
   #508342, 8.00% - 2030                                  39,079          42,030
   G2 2909, 8.00% - 2030                                  20,070          21,505
   #538285, 6.50% - 2031                                  59,527          61,944
   #561561, 6.50% - 2031                                 124,118         129,716
   #564472, 6.50% - 2031                                 185,272         193,629
   #781414, 5.50% - 2032                                 297,656         303,972
   #552324, 6.50% - 2032                                 111,978         116,525
                                                                   -------------
                                                                       1,500,842
                                                                   -------------
                                                                       4,488,988
                                                                   -------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $54,820,983)                                              $  54,722,568
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 0.8%
Federal National Mortgage Association
   6.63% - 2030                                          750,000         928,027
                                                                   -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (Cost $802,274)                                                 $     928,027
                                                                   -------------
U.S. GOVERNMENT SECURITIES - 1.3%
U.S. Treasury Bill
   1.44%, 2008                                            30,000          29,783
   3.10%, 2008                                           225,000         224,482
   3.945%, 2008                                          100,000          99,897

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds
   5.38%, 2031                                       $ 1,000,000   $   1,156,562
                                                                   -------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $1,453,819)                                               $   1,510,724
                                                                   -------------
ASSET BACKED SECURITIES - 1.1%
HOME EQUITY LOANS - 1.1%
Credit-Based Asset Servicing and
   Securitization LLC
   2005-CB5, 2.859%, 2035 (1)(2)                       1,386,874       1,323,017
                                                                   -------------
OTHER - 0.0%
Squared CDO, Ltd.
   2007-1A, 4.089%, 2057 (2)(3)(5)                     1,200,000              --
                                                                   -------------
TOTAL ASSET BACKED SECURITIES (Cost $2,573,455)                    $   1,323,017
                                                                   -------------
COMMERCIAL PAPER - 11.9%
BANKING - 1.4%
UBS Finance (DE) LLC
   2.42%, 4/3/2008 (1)                                 1,600,000       1,599,785
                                                                   -------------
BROKERAGE - 3.2%
ING (US) Funding
   2.78%, 4/9/2008 (1)                                 1,200,000       1,199,259
JP Morgan Chase & Company
   2.14%, 4/2/2008                                     1,000,000         999,940
   2.25%, 4/10/2008 (1)                                1,600,000       1,599,100
                                                                   -------------
                                                                       3,798,299
                                                                   -------------
DIVERSIFIED MANUFACTURING - 0.8%
General Electric Company
   2.24%, 4/15/2008                                    1,000,000         999,129
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 3.0%
General Electric Capital Corporation
   2.28%, 4/8/2008                                     1,100,000       1,099,512
International Lease Finance Company
   2.88%, 4/1/2008 (1)                                 1,200,000       1,200,000
   2.71%, 4/7/2008 (1)                                 1,200,000       1,199,458
                                                                   -------------
                                                                       3,498,970
                                                                   -------------
NON U.S. BANKING - 3.5%
Bank of Ireland
   3.00%, 4/4/2008 (1)                                 2,000,000       1,999,500
Danske Corporation
   2.75%, 4/14/2008                                    1,000,000         999,007
Royal Bank of Canada
   2.61%, 4/28/2008 (1)                                1,200,000       1,197,651
                                                                   -------------
                                                                       4,196,158
TOTAL COMMERCIAL PAPER (Cost $14,092,341)                          $  14,092,341
                                                                   -------------
TOTAL INVESTMENTS (SBL E FUND)
(COST $124,618,614) - 99.8%                                        $ 117,926,001
                                                                   -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             182,578
TOTAL NET ASSETS - 100.0%                                          $ 118,108,579
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $125,617,781.

1   - Security is segregated as collateral for open futures contracts.

2   - Variable rate security. Rate indicated is rate effective at March 31,
      2008.

3   - Security was acquired through a private placement.

4   - Security is a 144A security. The total market value of 144A securities is
      $8,283,207 (cost $11,249,491), or 7.0% of total net assets.

5   - Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $1,186,580), or 0.0% of total net assets.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 99.1%
ADVERTISING - 0.4%
Omnicom Group, Inc.                                        5,700   $     251,826
                                                                   -------------
AEROSPACE & DEFENSE - 3.3%
Boeing Company                                             6,171         458,937
L-3 Communications Holdings, Inc.                          3,000         328,020
Lockheed Martin Corporation                                4,447         441,587
Northrop Grumman Corporation                               5,022         390,762
Raytheon Company                                           6,200         400,582
United Technologies Corporation                            3,065         210,933
                                                                   -------------
                                                                       2,230,821
                                                                   -------------
AGRICULTURAL PRODUCTS - 0.5%
Archer-Daniels-Midland Company                             7,800         321,048
                                                                   -------------
AIR FREIGHT & LOGISTICS - 0.9%
FedEx Corporation                                          4,100         379,947
United Parcel Service, Inc. (Cl.B)                         2,793         203,945
                                                                   -------------
                                                                         583,892
                                                                   -------------
AIRLINES - 0.1%
Southwest Airlines Company                                 5,700          70,680
                                                                   -------------
APPAREL RETAIL - 0.3%
Gap, Inc.                                                 11,600         228,288
                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Jones Apparel Group, Inc.                                    600           8,052
                                                                   -------------
APPLICATION SOFTWARE - 0.2%
Adobe Systems, Inc. *                                      3,900         138,801
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.1%
Ameriprise Financial, Inc.                                 5,633         292,071
Bank of New York Mellon Corporation                        5,955         248,502
Janus Capital Group, Inc.                                  4,300         100,061
State Street Corporation                                   1,500         118,500
                                                                   -------------
                                                                         759,134
                                                                   -------------
AUTO PARTS & EQUIPMENT - 0.0%
Johnson Controls, Inc.                                       600          20,280
                                                                   -------------
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company *                                      39,100         223,652
                                                                   -------------
AUTOMOTIVE RETAIL - 0.2%
Autozone, Inc. *                                           1,400         159,362
                                                                   -------------
BIOTECHNOLOGY - 1.2%
Amgen, Inc. *                                              3,642         152,163
Biogen Idec, Inc. *                                        5,000         308,450
Gilead Sciences, Inc. *                                    6,400         329,792
                                                                   -------------
                                                                         790,405
                                                                   -------------
BROADCASTING & CABLE TV - 0.6%
CBS Corporation (Cl.B)                                    14,500         320,160

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
Comcast Corporation                                        5,436   $     105,132
                                                                   -------------
                                                                         425,292
                                                                   -------------
BUILDING PRODUCTS - 0.4%
Masco Corporation                                         12,300         243,909
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 2.0%
Ciena Corporation *                                        2,400          73,992
Cisco Systems, Inc. *                                     29,383         707,836
Corning, Inc.                                              5,000         120,200
JDS Uniphase Corporation *                                16,800         224,952
Juniper Networks, Inc. *                                   2,700          67,500
Qualcomm, Inc.                                             3,924         160,884
                                                                   -------------
                                                                       1,355,364
                                                                   -------------
COMPUTER & ELECTRONICS RETAIL - 0.8%
Best Buy Company, Inc.                                     7,700         319,242
RadioShack Corporation                                    13,200         214,500
                                                                   -------------
                                                                         533,742
                                                                   -------------
COMPUTER HARDWARE - 4.1%
Apple, Inc. *                                              4,146         594,951
Dell, Inc. *                                               1,076          21,434
Hewlett-Packard Company                                   20,136         919,410
International Business Machines Corporation                9,816       1,130,214
Sun Microsystems, Inc. *                                   7,600         118,028
                                                                   -------------
                                                                       2,784,037
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corporation *                                          3,300          47,322
Lexmark International, Inc. *                              7,800         239,616
QLogic Corporation *                                      15,300         234,855
                                                                   -------------
                                                                         521,793
                                                                   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS - 0.2%
Caterpillar, Inc.                                            394          30,846
Deere & Company                                              100           8,044
Manitowoc Company, Inc.                                    1,700          69,360
                                                                   -------------
                                                                         108,250
                                                                   -------------
CONSUMER FINANCE - 0.5%
American Express Company                                   6,362         278,147
Capital One Financial Corporation                          1,300          63,986
Discover Financial Services                                1,346          22,034
                                                                   -------------
                                                                         364,167
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc. *                       2,300         115,253
Automatic Data Processing, Inc.                            4,600         194,994
Total System Services, Inc.                                  500          11,830
                                                                   -------------
                                                                         322,077
                                                                   -------------
DEPARTMENT STORES - 0.1%
Macy's, Inc.                                               4,300          99,158
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2008 (Unaudited) - Continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DISTILLERS & VINTNERS - 0.4%
Brown-Forman Corporation                                   4,100   $     271,502
                                                                   -------------
DIVERSIFIED BANKS - 1.6%
Comerica, Inc.                                             4,000         140,320
U.S. Bancorp                                               3,425         110,833
Wachovia Corporation                                      19,328         521,856
Wells Fargo & Company                                     12,138         353,216
                                                                   -------------
                                                                       1,126,225
                                                                   -------------
DIVERSIFIED CHEMICALS - 1.6%
Dow Chemical Company                                      12,089         445,480
E.I. Du Pont de Nemours & Company                         10,600         495,656
Hercules, Inc.                                             2,200          40,238
PPG Industries, Inc.                                       2,300         139,173
                                                                   -------------
                                                                       1,120,547
                                                                   -------------
DIVERSIFIED METALS & MINING - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                5,000         481,100
                                                                   -------------
DRUG RETAIL - 0.9%
CVS Caremark Corporation                                  14,600         591,446
                                                                   -------------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc. *                                         400          17,280
                                                                   -------------
ELECTRIC UTILITIES - 2.3%
Duke Energy Corporation                                   21,000         374,850
Edison International                                       6,978         342,061
Entergy Corporation                                        3,500         381,780
Exelon Corporation                                           700          56,889
FirstEnergy Corporation                                      800          54,896
FPL Group, Inc.                                            6,300         395,262
                                                                   -------------
                                                                       1,605,738
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
Cooper Industries, Ltd.                                    6,100         244,915
Emerson Electric Company                                   6,100         313,906
                                                                   -------------
                                                                         558,821
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
Agilent Technologies, Inc. *                               4,100         122,303
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Tyco Electronics, Ltd.                                     3,746         128,563
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Allied Waste Industries, Inc. *                           11,400         123,234
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.6%
Monsanto Company                                           3,700         412,550
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
FOOD DISTRIBUTORS - 0.0%
SYSCO Corporation                                            100   $       2,902
                                                                   -------------
FOOD RETAIL - 0.3%
Kroger Company                                             6,600         167,640
Safeway, Inc.                                                600          17,610
                                                                   -------------
                                                                         185,250
                                                                   -------------
FOOTWEAR - 0.3%
Nike, Inc. (Cl.B)                                          3,100         210,800
                                                                   -------------
GENERAL MERCHANDISE STORES - 0.5%
Big Lots, Inc. *                                          10,500         234,150
Family Dollar Stores, Inc.                                 5,800         113,100
                                                                   -------------
                                                                         347,250
                                                                   -------------
HEALTH CARE DISTRIBUTORS - 0.1%
AmerisourceBergen Corporation                              1,684          69,010
                                                                   -------------
HEALTH CARE EQUIPMENT - 1.7%
Baxter International, Inc.                                 7,800         450,996
Covidien, Ltd.                                             8,600         380,550
Hospira, Inc. *                                              600          25,662
Medtronic, Inc.                                            6,725         325,288
                                                                   -------------
                                                                       1,182,496
                                                                   -------------
HEALTH CARE SERVICES - 0.4%
Express Scripts, Inc. *                                    2,500         160,800
Laboratory Corporation of America Holdings *                 700          51,576
Medco Health Solutions, Inc. *                               900          39,411
                                                                   -------------
                                                                         251,787
                                                                   -------------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                           3,276          91,630
Sherwin-Williams Company                                   5,200         265,408
                                                                   -------------
                                                                         357,038
                                                                   -------------
HOMEBUILDING - 0.1%
Centex Corporation                                         4,100          99,261
DR Horton, Inc.                                              100           1,575
                                                                   -------------
                                                                         100,836
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES - 0.1%
Carnival Corporation                                       2,300          93,104
                                                                   -------------
HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                              3,300         157,146
                                                                   -------------
HOUSEHOLD PRODUCTS - 2.4%
Clorox Company                                             2,200         124,608
Procter & Gamble Company                                  21,929       1,536,565
                                                                   -------------
                                                                       1,661,173
                                                                   -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.0%
Robert Half International, Inc.                              100           2,574
                                                                   -------------
HYPERMARKETS & SUPER CENTERS - 1.2%
Wal-Mart Stores, Inc.                                     15,913         838,297
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES - 3.5%
3M Company                                                   976   $      77,250
General Electric Company                                  52,169       1,930,775
Tyco International, Ltd.                                   8,300         365,615
                                                                   -------------
                                                                       2,373,640
                                                                   -------------
INDUSTRIAL MACHINERY - 2.2%
Dover Corporation                                          6,400         267,392
Eaton Corporation                                          3,800         302,746
Illinois Tool Works, Inc.                                  7,800         376,194
Ingersoll-Rand Company, Ltd.                               5,500         245,190
Parker Hannifin Corporation                                4,800         332,496
                                                                   -------------
                                                                       1,524,018
                                                                   -------------
INTEGRATED OIL & GAS - 8.6%
Chevron Corporation                                       15,068       1,286,204
ConocoPhillips                                            12,417         946,300
Exxon Mobil Corporation (1)                               34,341       2,904,562
Marathon Oil Corporation                                   2,500         114,000
Occidental Petroleum Corporation                           8,300         607,311
                                                                   -------------
                                                                       5,858,377
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc.                                                41,882       1,604,080
CenturyTel, Inc.                                           7,800         259,272
Verizon Communications, Inc.                              10,342         376,966
Windstream Corporation                                    18,800         224,660
                                                                   -------------
                                                                       2,464,978
                                                                   -------------
INTERNET RETAIL - 0.4%
Amazon.com, Inc. *                                         1,700         121,210
Expedia, Inc. *                                            6,600         144,474
IAC *                                                      1,100          22,836
                                                                   -------------
                                                                         288,520
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 1.2%
eBay, Inc. *                                               7,800         232,752
Google, Inc. *                                             1,375         605,646
                                                                   -------------
                                                                         838,398
                                                                   -------------
INVESTMENT BANKING & BROKERAGE - 1.7%
Charles Schwab Corporation                                17,800         335,174
Goldman Sachs Group, Inc.                                  3,536         584,819
Lehman Brothers Holdings, Inc.                             5,800         218,312
Merrill Lynch & Company, Inc.                                153           6,233
                                                                   -------------
                                                                       1,144,538
                                                                   -------------
LEISURE PRODUCTS - 0.4%
Hasbro, Inc.                                               9,500         265,050
                                                                   -------------
LIFE & HEALTH INSURANCE - 1.4%
MetLife, Inc.                                              8,164         491,963
Prudential Financial, Inc.                                 5,600         438,200
                                                                   -------------
                                                                         930,163
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Applera Corporation - Applied
   Biosystems Group                                        8,800         289,168

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
Thermo Fisher Scientific, Inc. *                           1,700   $      96,628
                                                                   -------------
                                                                         385,796
                                                                   -------------
MANAGED HEALTH CARE - 1.5%
Aetna, Inc.                                                6,400         269,376
Cigna Corporation                                          5,500         223,135
Humana, Inc. *                                             4,500         201,870
UnitedHealth Group, Inc.                                   5,520         189,667
WellPoint, Inc. *                                          3,184         140,510
                                                                   -------------
                                                                       1,024,558
                                                                   -------------
METAL & GLASS CONTAINERS - 0.0%
Pactiv Corporation *                                         900          23,589
                                                                   -------------
MOTORCYCLE MANUFACTURERS - 0.2%
Harley-Davidson, Inc.                                      3,200         120,000
                                                                   -------------
MOVIES & ENTERTAINMENT - 2.0%
News Corporation                                             494           9,263
Time Warner, Inc.                                         37,958         532,171
Viacom, Inc. (Cl.B) *                                      8,400         332,808
Walt Disney Company                                       16,622         521,598
                                                                   -------------
                                                                       1,395,840
                                                                   -------------
MULTI-LINE INSURANCE - 1.4%
American International Group, Inc.                        16,465         712,111
Hartford Financial Services Group, Inc.                    3,000         227,310
                                                                   -------------
                                                                         939,421
                                                                   -------------
MULTI-UTILITIES - 1.0%
Public Service Enterprise Group, Inc.                      8,800         353,672
Sempra Energy                                              6,400         340,992
                                                                   -------------
                                                                         694,664
                                                                   -------------
OFFICE ELECTRONICS - 0.5%
Xerox Corporation                                         21,700         324,849
                                                                   -------------
OIL & GAS DRILLING - 1.1%
ENSCO International, Inc.                                  4,800         300,576
Transocean, Inc.                                           3,579         483,881
                                                                   -------------
                                                                         784,457
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
Halliburton Company                                        4,000         157,320
National Oilwell Varco, Inc. *                             6,762         394,766
Schlumberger, Ltd.                                         4,147         360,789
                                                                   -------------
                                                                         912,875
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Apache Corporation                                         3,200         386,624
Devon Energy Corporation                                   2,700         281,691
Noble Energy, Inc.                                         4,400         320,320
                                                                   -------------
                                                                         988,635
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
OIL & GAS REFINING & MARKETING - 0.4%
Sunoco, Inc.                                                 300   $      15,741
Valero Energy Corporation                                  5,084         249,675
                                                                   -------------
                                                                         265,416
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.9%
Bank of America Corporation                               19,928         755,470
Citigroup, Inc.                                           28,880         618,610
JPMorgan Chase & Company                                  25,210       1,082,770
Morgan Stanley                                             4,193         191,620
                                                                   -------------
                                                                       2,648,470
                                                                   -------------
PACKAGED FOODS & MEATS - 1.1%
ConAgra Foods, Inc.                                        4,100          98,195
General Mills, Inc.                                        6,200         371,256
HJ Heinz Company                                           5,500         258,335
Kraft Foods, Inc.                                            849          26,327
                                                                   -------------
                                                                         754,113
                                                                   -------------
PAPER PRODUCTS - 0.0%
International Paper Company                                1,000          27,200
                                                                   -------------
PHARMACEUTICALS - 6.3%
Abbott Laboratories                                        4,547         250,767
Bristol-Myers Squibb Company                               1,075          22,898
Eli Lilly & Company                                       10,571         545,358
Forest Laboratories, Inc. *                                6,400         256,064
Johnson & Johnson                                         20,583       1,335,219
King Pharmaceuticals, Inc. *                               5,400          46,980
Merck & Company, Inc.                                     17,476         663,214
Pfizer, Inc.                                              51,438       1,076,597
Watson Pharmaceuticals, Inc. *                             1,200          35,184
Wyeth                                                      2,155          89,993
                                                                   -------------
                                                                       4,322,274
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 1.5%
ACE, Ltd.                                                  4,200         231,252
Chubb Corporation                                          7,000         346,360
Travelers Companies, Inc.                                  9,081         434,526
                                                                   -------------
                                                                       1,012,138
                                                                   -------------
PUBLISHING - 0.3%
Meredith Corporation                                       5,700         218,025
                                                                   -------------
RAILROADS - 0.4%
CSX Corporation                                              300          16,821
Norfolk Southern Corporation                               4,900         266,168
                                                                   -------------
                                                                         282,989
                                                                   -------------
REGIONAL BANKS - 1.1%
Keycorp                                                   10,665         234,097
M&T Bank Corporation                                         600          48,288
National City Corporation                                 21,900         217,905
Regions Financial Corporation                              9,800         193,550
SunTrust Banks, Inc.                                         700          38,598
                                                                   -------------
                                                                         732,438
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
RESIDENTIAL REIT'S - 0.5%
Equity Residential                                         7,500   $     311,175
                                                                   -------------
RESTAURANTS - 0.8%
McDonald's Corporation                                     9,575         533,998
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.1%
Applied Materials, Inc.                                    5,007          97,687
                                                                   -------------
SEMICONDUCTORS - 2.4%
Intel Corporation                                         37,291         789,824
National Semiconductor
   Corporation                                             8,100         148,392
Nvidia Corporation *                                      12,000         237,480
Texas Instruments, Inc.                                   16,294         460,631
Xilinx, Inc.                                                 600          14,250
                                                                   -------------
                                                                       1,650,577
                                                                   -------------
SOFT DRINKS - 2.1%
Coca-Cola Company                                          8,034         489,030
Coca-Cola Enterprises, Inc.                               11,500         278,300
Pepsi Bottling Group, Inc.                                 7,800         264,498
PepsiCo, Inc.                                              5,947         429,373
                                                                   -------------
                                                                       1,461,201
                                                                   -------------
SPECIALIZED FINANCE - 0.8%
CIT Group, Inc.                                            6,000          71,100
CME Group, Inc.                                              500         234,550
IntercontinentalExchange, Inc. *                             500          65,250
NYSE Euronext                                              3,100         191,301
                                                                   -------------
                                                                         562,201
                                                                   -------------
SPECIALIZED REIT'S - 0.5%
Host Hotels & Resorts, Inc.                                7,600         120,992
Public Storage, Inc.                                       2,300         203,826
                                                                   -------------
                                                                         324,818
                                                                   -------------
STEEL - 0.8%
Nucor Corporation                                          5,411         366,541
United States Steel Corporation                            1,500         190,305
                                                                   -------------
                                                                         556,846
                                                                   -------------
SYSTEMS SOFTWARE - 3.7%
BMC Software, Inc. *                                       4,008         130,340
CA, Inc.                                                   2,900          65,250
Microsoft Corporation                                     55,950       1,587,861
Oracle Corporation *                                      32,629         638,223
Symantec Corporation *                                     5,800          96,396
                                                                   -------------
                                                                       2,518,070
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 0.5%
Countrywide Financial Corporation                          3,400          18,700
Federal Home Loan Mortgage Corporation                       200           5,064
Federal National Mortgage Association                      6,469         170,264
Hudson City Bancorp, Inc.                                  7,300         129,064

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2008 (Unaudited)  - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc.                                      859   $       8,848
                                                                   -------------
                                                                         331,940
                                                                   -------------
TOBACCO - 2.0%
Altria Group, Inc.                                        15,800         350,760
Philip Morris International, Inc. *                       15,800         799,164
Reynolds American, Inc.                                    3,500         206,605
                                                                   -------------
                                                                       1,356,529
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Sprint Nextel Corporation                                  6,000          40,140
                                                                   -------------
TOTAL COMMON STOCK (Cost $69,948,759)                              $  67,853,613
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
SHORT TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 2.97%,
   6/26/2008                                         $   140,000   $     139,574
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS (Cost $139,007)                       $     139,574
                                                                   -------------
REPURCHASE AGREEMENT - 0.8%
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $549,030 (Collateralized by
   FHLB, 9/19/08 with a value of
   $560,423)                                         $   549,000   $     549,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $549,000)                         $     549,000
                                                                   -------------
TOTAL INVESTMENTS (SBL H FUND)
   (COST $70,636,766) - 100.1%                                     $  68,542,187
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                           (38,066)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $  68,504,121
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $71,752,187.

*   - Non-income producing security

1   - Security is segregated as collateral for open futures contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 92.1%
AEROSPACE & DEFENSE - 7.6%
Goodrich Corporation                                     108,145   $   6,219,419
Precision Castparts Corporation                           43,615       4,452,219
Rockwell Collins, Inc.                                    88,800       5,074,920
                                                                   -------------
                                                                      15,746,558
                                                                   -------------
APPAREL RETAIL - 3.1%
TJX Companies, Inc.                                      198,100       6,551,167
                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS - 2.9%
Phillips-Van Heusen Corporation                          157,600       5,976,192
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
T. Rowe Price Group, Inc.                                 63,255       3,162,750
                                                                   -------------
BIOTECHNOLOGY - 8.0%
Genzyme Corporation *                                    110,000       8,199,400
Gilead Sciences, Inc. *                                  162,150       8,355,589
                                                                   -------------
                                                                      16,554,989
                                                                   -------------
COAL & CONSUMABLE FUELS - 1.2%
Peabody Energy Corporation                                50,410       2,570,910
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 6.9%
Ciena Corporation *                                      183,600       5,660,388
F5 Networks, Inc. *                                      118,585       2,154,690
Foundry Networks, Inc. *                                 556,740       6,447,049
                                                                   -------------
                                                                      14,262,127
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.5%
Alliance Data Systems
Corporation *                                             64,930       3,084,824
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
Ametek, Inc.                                             206,600       9,071,806
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.9%
Amphenol Corporation                                     106,335       3,960,979
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 5.9%
Agrium, Inc.                                              74,200       4,608,562
Mosaic Company *                                          74,360       7,629,336
                                                                   -------------
                                                                      12,237,898
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE - 4.3%
Activision, Inc. *                                       324,950       8,874,385
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES - 1.8%
Royal Caribbean Cruises, Ltd.                            112,300       3,694,670
                                                                   -------------
INDUSTRIAL GASES - 4.4%
AirGas, Inc.                                              98,725       4,489,026
Praxair, Inc.                                             54,100       4,556,843
                                                                   -------------
                                                                       9,045,869
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
IT CONSULTING & OTHER SERVICES - 3.7%
Cognizant Technology Solutions Corporation *             263,490   $   7,596,417
                                                                   -------------
LEISURE FACILITIES - 1.6%
Life Time Fitness, Inc. *                                104,165       3,250,990
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Thermo Fisher Scientific, Inc. *                         124,900       7,099,316
                                                                   -------------
MANAGED HEALTH CARE - 0.7%
Humana, Inc. *                                            33,650       1,509,539
                                                                   -------------
MULTI-LINE INSURANCE - 5.1%
Assurant, Inc.                                           122,600       7,461,436
HCC Insurance Holdings, Inc.                             135,155       3,066,667
                                                                   -------------
                                                                      10,528,103
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 5.9%
Grant Prideco, Inc. *                                    118,100       5,812,882
Weatherford International, Ltd. *                         89,890       6,514,328
                                                                   -------------
                                                                      12,327,210
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 2.3%
Williams Companies, Inc.                                 146,100       4,818,378
                                                                   -------------
PHARMACEUTICALS - 3.4%
Teva Pharmaceutical Industries, Ltd. ADR ADR             152,425       7,040,511
                                                                   -------------
RESTAURANTS - 4.0%
Darden Restaurants, Inc.                                 257,620       8,385,531
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 2.4%
MEMC Electronic Materials, Inc. *                         69,330       4,915,497
                                                                   -------------
SEMICONDUCTORS - 2.9%
Fairchild Semiconductor International, Inc. *            228,900       2,728,488
ON Semiconductor Corporation *                           583,590       3,314,791
                                                                   -------------
                                                                       6,043,279
                                                                   -------------
STEEL - 1.3%
Carpenter Technology Corporation                          48,025       2,687,959
                                                                   -------------
TOTAL COMMON STOCK (Cost $188,166,983)                             $ 190,997,854
                                                                   -------------
PREFERRED STOCK - 0.4%
ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
ThermoEnergy Corporation PIPE * (1)(2)(3)              1,380,000         703,800
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $1,302,103)                            $     703,800
                                                                   -------------
WARRANTS - 0.2%
WARRANTS - 0.2%
Lime Energy Company
   $ 1.00, 3/19/2009                                       6,150          42,234
Nova Biosource Fuels, Inc.
   $ 2.40, 7/5/2011                                      358,100         310,381

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
WARRANTS (CONTINUED)
WARRANTS (CONTINUED)
Orthovita, Inc.
   $ 4.00, 6/26/2008                                     175,000   $       4,976
ThermoEnergy Corporation
   $ 0.75, 7/14/2008 (1)(2)                            1,380,000         115,480
                                                                   -------------
                                                                         473,071
                                                                   -------------
TOTAL WARRANTS (Cost $1,573,952)                                   $     473,071
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
REPURCHASE AGREEMENT - 5.8%
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $11,973,662 (Collateralized by
   FNSM, 5.50%, 11/01/33 with a
   value of $12,212,608)                             $11,973,000   $  11,973,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $11,973,000)                      $  11,973,000
                                                                   -------------
TOTAL INVESTMENTS (SBL J FUND)
   (COST $203,016,038) - 98.5%                                     $ 204,147,725
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                           3,168,722
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 207,316,447
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $203,016,038.

*   - Non-income producing security

(1) - Security is restricted from resale. See Note 4 in notes to financial statements.

(2) - Security is deemed illiquid. The total market value of illiquid securities is $819,280 (cost $1,656,000), or 0.4% of total net assets.

(3) - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 52.5%
ADVERTISING - 0.2%
Lamar Advertising Company *                                2,150   $      77,249
Omnicom Group, Inc.                                        2,800         123,704
                                                                   -------------
                                                                         200,953
                                                                   -------------
AEROSPACE & DEFENSE - 1.5%
American Science & Engineering, Inc.                         100           5,457
Boeing Company                                             2,990         222,366
General Dynamics Corporation                               2,800         233,436
Honeywell International, Inc.                              2,300         129,766
Lockheed Martin Corporation                                2,100         208,530
MTC Technologies, Inc. *                                     400           9,512
Northrop Grumman Corporation                               2,000         155,620
Precision Castparts Corporation                              600          61,248
Raytheon Company                                             800          51,688
Rockwell Collins, Inc.                                     1,800         102,870
Teledyne Technologies, Inc. *                                300          14,100
Triumph Group, Inc.                                          300          17,079
United Technologies Corporation                            6,410         441,136
                                                                   -------------
                                                                       1,652,808
                                                                   -------------
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                             1,700          69,972
Bunge, Ltd.                                                  300          26,064
                                                                   -------------
                                                                          96,036
                                                                   -------------
AIR FREIGHT & LOGISTICS - 0.2%
Expeditors International Washington, Inc.                  3,500         158,130
UTi Worldwide, Inc.                                          900          18,072
                                                                   -------------
                                                                         176,202
                                                                   -------------
AIRLINES - 0.2%
Airtran Holdings, Inc. *                                     900           5,940
AMR Corporation *                                            700           6,314
Gol Linhas Aereas Inteligentes S.A. ADR                    1,500          22,335
Skywest, Inc.                                                400           8,448
Southwest Airlines Company                                12,000         148,800
                                                                   -------------
                                                                         191,837
                                                                   -------------
APPAREL RETAIL - 0.1%
American Eagle Outfitters, Inc. *                            600          10,506
J Crew Group, Inc. *                                         200           8,834
Ross Stores, Inc.                                          4,200         125,832
Tween Brands, Inc. *                                         200           4,948
                                                                   -------------
                                                                         150,120
                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
Anvil Holdings, Inc. * (1)                                    30             162
Coach, Inc. *                                              3,500         105,525
Fossil, Inc. *                                               400          12,216
Quiksilver, Inc. *                                         1,000           9,810
                                                                   -------------
                                                                         127,713
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc. *                                           6,500   $     204,620
Cadence Design Systems, Inc. *                             1,000          10,680
Factset Research Systems, Inc.                               220          11,851
Jack Henry & Associates, Inc.                                400           9,868
NAVTEQ Corporation *                                         300          20,400
Symyx Technologies *                                       1,300           9,750
Taleo Corporation *                                          500           9,700
                                                                   -------------
                                                                         276,869
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc. *                            100           9,074
Ameriprise Financial, Inc.                                 1,940         100,589
Bank of New York Mellon Corporation                        6,000         250,380
BlackRock, Inc.                                               50          10,209
Eaton Vance Corporation                                      500          15,255
Federated Investors, Inc.                                    400          15,664
Franklin Resources, Inc.                                   1,200         116,388
Northern Trust Corporation                                   700          46,529
State Street Corporation                                   2,600         205,400
Waddell & Reed Financial, Inc.                               400          12,852
                                                                   -------------
                                                                         782,340
                                                                   -------------
AUTO PARTS & EQUIPMENT - 0.0%
Gentex Corporation                                           900          15,435
WABCO Holdings, Inc.                                         200           9,124
                                                                   -------------
                                                                          24,559
                                                                   -------------
AUTOMOBILE MANUFACTURERS - 0.1%
Ford Motor Company *                                      14,100          80,652
Thor Industries, Inc.                                        300           8,931
Winnebago Industries                                         500           8,450
                                                                   -------------
                                                                          98,033
                                                                   -------------
AUTOMOTIVE RETAIL - 0.0%
Carmax, Inc. *                                               600          11,652
                                                                   -------------
BIOTECHNOLOGY - 1.1%
Alkermes, Inc. *                                             800           9,504
Amgen, Inc. *                                              5,010         209,318
Biogen Idec, Inc. *                                        1,400          86,366
BioMarin Pharmaceutical, Inc. *                              300          10,611
Celgene Corporation *                                      3,300         202,257
Cephalon, Inc. *                                             845          54,418
Genentech, Inc. *                                          1,220          99,039
Genzyme Corporation *                                        700          52,178
Gilead Sciences, Inc. *                                    7,700         396,781
Human Genome Sciences, Inc. *                              1,300           7,657
Incyte Corporation *                                         800           8,408
Martek Biosciences Corporation *                             300           9,171
Maxygen, Inc. *                                            1,100           7,106
Senomyx, Inc. *                                            1,100           6,490
                                                                   -------------
                                                                       1,159,304
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                             5,600   $     265,720
Boston Beer Company, Inc. *                                  400          19,016
Compania Cervecerias Unidas S.A. ADR                       1,500          53,010
                                                                   -------------
                                                                         337,746
                                                                   -------------
BROADCASTING & CABLE TV - 0.4%
Cablevision Systems Corporation *                          2,500          53,575
Discovery Holding Company *                                  866          18,377
DISH Network Corporation *                                 2,700          77,571
EW Scripps Company                                           500          21,005
Liberty Global, Inc. *                                       775          26,412
Shaw Communications, Inc. (Cl.B)                           3,900          70,902
Sirius Satellite Radio, Inc. *                             4,400          12,584
Time Warner Cable, Inc. *                                  5,700         142,044
                                                                   -------------
                                                                         422,470
                                                                   -------------
BUILDING PRODUCTS - 0.1%
Masco Corporation                                          3,300          65,439
Universal Forest Products, Inc.                              300           9,660
USG Corporation *                                            400          14,728
                                                                   -------------
                                                                          89,827
                                                                   -------------
CASINOS & GAMING - 0.4%
International Game Technology                              5,700         229,197
Las Vegas Sands Corporation *                                260          19,146
Melco PBL Entertainment Macau, Ltd. ADR *                  9,800         111,524
MGM Mirage *                                               1,001          58,829
Wynn Resorts, Ltd.                                           140          14,090
                                                                   -------------
                                                                         432,786
                                                                   -------------
COAL & CONSUMABLE FUELS - 0.3%
Arch Coal, Inc.                                            1,400          60,900
Consol Energy, Inc.                                        2,400         166,056
Foundation Coal Holdings, Inc.                               200          10,066
Peabody Energy Corporation                                 1,200          61,200
Westmoreland Coal Company *                                  700           9,506
                                                                   -------------
                                                                         307,728
                                                                   -------------
COMMODITY CHEMICALS - 0.0%
Koppers Holdings, Inc.                                       300          13,293
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 1.4%
Alcatel-Lucent ADR                                        20,672         119,071
Blue Coat Systems, Inc. *                                    800          17,632
Cisco Systems, Inc. *                                     10,300         248,127
Corning, Inc.                                             13,800         331,752
F5 Networks, Inc. *                                          700          12,719
Finisar Corporation *                                      4,100           5,248
Ixia *                                                     1,500          11,640
JDS Uniphase Corporation *                                 5,200          69,628
Juniper Networks, Inc. *                                   9,600         240,000
Motorola, Inc.                                             5,300          49,290
Qualcomm, Inc.                                             9,400         385,400

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Starent Networks Corporation *                               600   $       8,100
                                                                   -------------
                                                                       1,498,607
                                                                   -------------
COMPUTER & ELECTRONICS RETAIL - 0.0%
Best Buy Company, Inc.                                       525          21,767
                                                                   -------------
COMPUTER HARDWARE - 1.9%
Apple, Inc. *                                              3,200         459,200
Avid Technology, Inc. *                                      600          14,604
Dell, Inc. *                                              19,800         394,416
Hewlett-Packard Company                                   12,000         547,920
International Business Machines Corporation                4,020         462,863
Palm, Inc.                                                 3,300          16,500
Sun Microsystems, Inc. *                                   9,025         140,158
                                                                   -------------
                                                                       2,035,661
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation *                                         11,500         164,910
Seagate Technology                                         2,900          60,726
                                                                   -------------
                                                                         225,636
                                                                   -------------
CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corporation                                            400          56,464
Foster Wheeler, Ltd. *                                     1,400          79,268
Insituform Technologies, Inc. *                              900          12,447
Quanta Services, Inc. *                                      900          20,853
                                                                   -------------
                                                                         169,032
                                                                   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.4%
Joy Global, Inc.                                           1,500          97,740
Oshkosh Truck Corporation                                    340          12,335
Paccar, Inc.                                               3,900         175,500
Terex Corporation *                                        2,100         131,250
                                                                   -------------
                                                                         416,825
                                                                   -------------
CONSUMER FINANCE - 0.1%
Capital One Financial Corporation                            500          24,610
Discover Financial Services                                2,400          39,288
SLM Corporation                                            5,200          79,820
                                                                   -------------
                                                                         143,718
                                                                   -------------
DATA PROCESSING & OUTSOURCED
SERVICES - 0.6%
Automatic Data Processing, Inc.                            3,000         127,170
Electronic Data Systems Corporation                        3,700          61,605
Global Payments, Inc.                                        300          12,408
Heartland Payment Systems, Inc.                              300           6,903
Iron Mountain, Inc. *                                      1,025          27,101
Mastercard, Inc.                                             600         133,794
Paychex, Inc.                                                800          27,408
Total System Services, Inc.                                1,790          42,351
Visa, Inc. *                                               1,800         112,248

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Western Union Company                                      3,900   $      82,953
                                                                   -------------
                                                                         633,941
                                                                   -------------
DEPARTMENT STORES - 0.2%
Kohl's Corporation *                                       5,370         230,319
                                                                   -------------
DIVERSIFIED BANKS - 0.7%
U.S. Bancorp                                              10,400         336,544
Wells Fargo & Company                                     14,540         423,114
                                                                   -------------
                                                                         759,658
                                                                   -------------
DIVERSIFIED CHEMICALS - 0.3%
Cabot Corporation                                            330           9,240
Dow Chemical Company                                       5,300         195,305
E.I. Du Pont de Nemours & Company                          1,751          81,877
                                                                   -------------
                                                                         286,422
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 0.1%
Advisory Board Company *                                     300          16,482
ChoicePoint, Inc. *                                          266          12,661
Corporate Executive Board Company                            370          14,978
Dun & Bradstreet Corporation                                 100           8,138
FTI Consulting, Inc. *                                       100           7,104
Huron Consulting Group, Inc. *                               100           4,155
Navigant Consulting, Inc. *                                  600          11,388
                                                                   -------------
                                                                          74,906
                                                                   -------------
DIVERSIFIED METALS & MINING - 0.5%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                3,169         304,921
Rio Tinto plc ADR                                            300         123,552
Teck Cominco, Ltd. (Cl.B)                                  1,800          73,728
                                                                   -------------
                                                                         502,201
                                                                   -------------
DRUG RETAIL - 0.4%
CVS Caremark Corporation                                   7,968         322,784
Walgreen Company                                           2,400          91,416
                                                                   -------------
                                                                         414,200
                                                                   -------------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc. *                                       1,100          47,520
Corinthian Colleges, Inc. *                                  900           6,507
                                                                   -------------
                                                                          54,027
                                                                   -------------
ELECTRIC UTILITIES - 0.6%
Edison International                                         400          19,608
Entergy Corporation                                        1,500         163,620
Exelon Corporation                                         2,460         199,924
FirstEnergy Corporation                                    1,500         102,930
Great Plains Energy, Inc.                                    800          19,720
PPL Corporation                                            2,900         133,168
                                                                   -------------
                                                                         638,970
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
AO Smith Corporation                                         300   $       9,861
Baldor Electric Company                                      400          11,200
Belden, Inc.                                                 380          13,422
BTU International, Inc. *                                    900           8,280
Cooper Industries, Ltd.                                      500          20,075
General Cable Corporation *                                  200          11,814
                                                                   -------------
                                                                          74,652
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc. *                               1,900          56,677
AVX Corporation                                            1,200          15,372
Flir Systems, Inc. *                                       1,000          30,090
                                                                   -------------
                                                                         102,139
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
Cyberoptics Corporation *                                  1,400          15,288
Flextronics International, Ltd. *                          2,800          26,292
Plexus Corporation *                                         500          14,025
Tyco Electronics, Ltd.                                     8,475         290,862
                                                                   -------------
                                                                         346,467
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Allied Waste Industries, Inc. *                           12,800         138,368
Republic Services, Inc.                                    2,000          58,480
Waste Connections, Inc. *                                    300           9,222
                                                                   -------------
                                                                         206,070
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
American Vanguard Corporation                              1,100          18,304
Monsanto Company                                           2,400         267,600
Mosaic Company *                                             250          25,650
                                                                   -------------
                                                                         311,554
                                                                   -------------
FOOD DISTRIBUTORS - 0.1%
SYSCO Corporation                                          3,800         110,276
                                                                   -------------
FOOD RETAIL - 0.1%
Casey's General Stores, Inc.                                 300           6,780
Kroger Company                                             2,100          53,340
Pantry, Inc. *                                               300           6,324
Supervalu, Inc.                                            1,900          56,962
Whole Foods Market, Inc.                                     900          29,673
                                                                   -------------
                                                                         153,079
                                                                   -------------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                            880          59,840
                                                                   -------------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                       1,000          65,040
                                                                   -------------
GAS UTILITIES - 0.0%
National Fuel Gas Company                                    400          18,884

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
GAS UTILITIES (CONTINUED)
Southwest Gas Corporation                                    700   $      19,572
                                                                   -------------
                                                                          38,456
                                                                   -------------
GENERAL MERCHANDISE STORES - 0.1%
Dollar Tree, Inc. *                                          300           8,277
Target Corporation                                         1,600          81,088
                                                                   -------------
                                                                          89,365
                                                                   -------------
GOLD - 0.1%
Barrick Gold Corporation                                   1,900          82,555
                                                                   -------------
HEALTH CARE DISTRIBUTORS - 0.2%
Cardinal Health, Inc.                                      1,200          63,012
Henry Schein, Inc. *                                         200          11,480
McKesson Corporation                                       2,800         146,636
                                                                   -------------
                                                                         221,128
                                                                   -------------
HEALTH CARE EQUIPMENT - 1.1%
Aspect Medical Systems, Inc. *                               600           3,660
Baxter International, Inc.                                 2,700         156,114
Becton Dickinson & Company                                 1,300         111,605
Covidien, Ltd.                                             4,975         220,144
CR Bard, Inc.                                                700          67,480
Edwards Lifesciences Corporation *                           260          11,583
Hologic, Inc. *                                              364          20,238
Medtronic, Inc.                                            6,700         324,079
Micrus Endovascular Corporation *                            400           4,944
Resmed, Inc. *                                               200           8,436
St. Jude Medical, Inc. *                                   3,100         133,889
STERIS Corporation                                           700          18,781
Stryker Corporation                                        1,400          91,070
Thoratec Corporation *                                       600           8,574
Zimmer Holdings, Inc. *                                    1,000          77,860
                                                                   -------------
                                                                       1,258,457
                                                                   -------------
HEALTH CARE FACILITIES - 0.0%
Community Health Systems, Inc. *                             400          13,428
LifePoint Hospitals, Inc. *                                  300           8,241
                                                                   -------------
                                                                          21,669
                                                                   -------------
HEALTH CARE SERVICES - 0.2%
DaVita, Inc. *                                               280          13,373
Healthways, Inc. *                                           200           7,068
Laboratory Corporation of America Holdings *                 900          66,312
Matria Healthcare, Inc. *                                    400           8,920
Medco Health Solutions, Inc. *                             2,600         113,854
Omnicare, Inc.                                               510           9,261
                                                                   -------------
                                                                         218,788
                                                                   -------------
HEALTH CARE SUPPLIES - 0.1%
Alcon, Inc.                                                  400          56,900
Dentsply International, Inc.                                 500          19,300
                                                                   -------------
                                                                          76,200
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HEALTH CARE TECHNOLOGY - 0.0%
Computer Programs & Systems, Inc.                            800   $      16,720
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc. *                                           933          25,480
Electronic Arts, Inc. *                                    1,900          94,848
                                                                   -------------
                                                                         120,328
                                                                   -------------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc. *                                    160          11,458
                                                                   -------------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                          10,450         292,287
Lowe's Companies, Inc.                                     8,000         183,520
Sherwin-Williams Company                                     500          25,520
                                                                   -------------
                                                                         501,327
                                                                   -------------
HOMEBUILDING - 0.2%
Lennar Corporation                                         8,100         152,361
Toll Brothers, Inc. *                                        700          16,436
                                                                   -------------
                                                                         168,797
                                                                   -------------
HOMEFURNISHING RETAIL - 0.2%
Bed Bath & Beyond, Inc. *                                  7,700         227,150
Rent-A-Center, Inc. *                                        800          14,680
Williams-Sonoma, Inc.                                        400           9,696
                                                                   -------------
                                                                         251,526
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation                                       2,100          85,008
Choice Hotels International, Inc.                            300          10,233
Gaylord Entertainment Company *                              400          12,116
Marriott International, Inc.                               5,000         171,800
Wyndham Worldwide Corporation                              1,300          26,884
                                                                   -------------
                                                                         306,041
                                                                   -------------
HOUSEHOLD PRODUCTS - 1.2%
Clorox Company                                             2,100         118,944
Colgate-Palmolive Company                                  1,100          85,701
Energizer Holdings, Inc. *                                   200          18,096
Kimberly-Clark Corporation                                 1,300          83,915
Procter & Gamble Company                                  15,215       1,066,115
                                                                   -------------
                                                                       1,372,771
                                                                   -------------
HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc.                                       1,600         111,200
Newell Rubbermaid, Inc.                                      400           9,148
                                                                   -------------
                                                                         120,348
                                                                   -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                               200          11,252
Monster Worldwide, Inc. *                                  2,300          55,683
Robert Half International, Inc.                            1,500          38,610
                                                                   -------------
                                                                         105,545
                                                                   -------------
HYPERMARKETS & SUPER CENTERS - 0.8%
BJ's Wholesale Club, Inc. *                                  300          10,707
Costco Wholesale Corporation                               2,100         136,437

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HYPERMARKETS & SUPER CENTERS (CONTINUED)
Wal-Mart Stores, Inc.                                     12,900   $     679,572
                                                                   -------------
                                                                         826,716
                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 0.6%
AES Corporation *                                         11,100         185,037
Constellation Energy Group, Inc.                           1,700         150,059
Dynegy, Inc. *                                            16,314         128,717
Mirant Corporation *                                         620          22,562
NRG Energy, Inc. *                                         4,300         167,657
Reliant Energy, Inc. *                                     2,400          56,760
                                                                   -------------
                                                                         710,792
                                                                   -------------
INDUSTRIAL CONGLOMERATES - 2.0%
3M Company                                                 2,900         229,535
General Electric Company                                  41,800       1,547,018
McDermott International, Inc. *                            1,100          60,302
Tyco International, Ltd.                                   7,575         333,679
                                                                   -------------
                                                                       2,170,534
                                                                   -------------
INDUSTRIAL GASES - 0.2%
Praxair, Inc.                                              2,900         244,267
                                                                   -------------
INDUSTRIAL MACHINERY - 0.8%
3D Systems Corporation *                                     500           7,345
Actuant Corporation                                          880          26,585
Danaher Corporation                                        4,500         342,135
Harsco Corporation                                           560          31,013
Illinois Tool Works, Inc.                                  4,200         202,566
Ingersoll-Rand Company, Ltd.                               2,400         106,992
ITT Corporation                                            2,200         113,982
Nordson Corporation                                          300          16,155
                                                                   -------------
                                                                         846,773
                                                                   -------------
INDUSTRIAL REIT'S - 0.1%
AMB Property Corporation                                     400          21,768
EastGroup Properties, Inc.                                   400          18,584
Prologis                                                   1,700         100,062
                                                                   -------------
                                                                         140,414
                                                                   -------------
INSURANCE BROKERS - 0.2%
AON Corporation                                            3,800         152,760
Marsh & McLennan Companies, Inc.                             700          17,045
                                                                   -------------
                                                                         169,805
                                                                   -------------
INTEGRATED OIL & GAS - 4.1%
BP plc ADR                                                 3,100         188,015
Chevron Corporation                                       10,650         909,084
ConocoPhillips                                             2,500         190,525
Exxon Mobil Corporation                                   26,680       2,256,594
Murphy Oil Corporation                                     3,100         254,634
Occidental Petroleum Corporation                           2,800         204,876
Royal Dutch Shell plc (Cl.B) ADR                           3,917         263,928

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INTEGRATED OIL & GAS (CONTINUED)
Total S.A. ADR                                             2,700   $     199,827
                                                                   -------------
                                                                       4,467,483
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc.                                                32,792       1,255,934
                                                                   -------------
INTERNET RETAIL - 0.4%
Amazon.com, Inc. *                                         5,400         385,020
Drugstore.com *                                            4,000           8,880
Expedia, Inc. *                                            2,700          59,103
                                                                   -------------
                                                                         453,003
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 0.6%
Ariba, Inc. *                                                600           5,796
Art Technology Group, Inc. *                               1,600           6,208
CNET Networks, Inc. *                                        900           6,390
Digital River, Inc. *                                        200           6,194
Google, Inc. *                                             1,410         621,063
VeriSign, Inc. *                                             600          19,944
Websense, Inc. *                                             700          13,125
                                                                   -------------
                                                                         678,720
                                                                   -------------
INVESTMENT BANKING & BROKERAGE - 0.8%
Goldman Sachs Group, Inc.                                  1,700         281,163
Lehman Brothers Holdings, Inc.                             1,800          67,752
Merrill Lynch & Company, Inc.                              5,300         215,922
Morgan Stanley                                             7,400         338,180
Raymond James Financial, Inc.                                400           9,192
Stifel Financial Corporation *                               330          14,817
                                                                   -------------
                                                                         927,026
                                                                   -------------
IT CONSULTING & OTHER SERVICES - 0.1%
Accenture, Ltd.                                            4,400         154,748
RightNow Technologies, Inc. *                                500           5,950
                                                                   -------------
                                                                         160,698
                                                                   -------------
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.                                               3,200          89,280
Pool Corporation                                             512           9,672
                                                                   -------------
                                                                          98,952
                                                                   -------------
LIFE & HEALTH INSURANCE - 0.6%
Lincoln National Corporation                               1,200          62,400
MetLife, Inc.                                              5,100         307,326
Prudential Financial, Inc.                                 2,800         219,100
StanCorp Financial Group, Inc.                               400          19,084
                                                                   -------------
                                                                         607,910
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Affymetrix, Inc. *                                           500           8,705
Applera Corporation - Applied Biosystems Group               700          23,002
Charles River Laboratories International, Inc. *             260          15,324
Covance, Inc. *                                              100           8,297
Illumina, Inc. *                                             200          15,180

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
Invitrogen Corporation *                                     246   $      21,026
Millipore Corporation *                                      700          47,187
Techne Corporation *                                         170          11,451
Thermo Fisher Scientific, Inc. *                           1,300          73,892
Waters Corporation *                                         500          27,850
                                                                   -------------
                                                                         251,914
                                                                   -------------
MANAGED HEALTH CARE - 0.6%
Aetna, Inc.                                                2,300          96,807
AMERIGROUP Corporation *                                     200           5,466
Cigna Corporation                                          3,800         154,166
Coventry Health Care, Inc. *                               1,400          56,490
Humana, Inc. *                                             1,800          80,748
UnitedHealth Group, Inc.                                   4,200         144,312
WellPoint, Inc. *                                          3,700         163,281
                                                                   -------------
                                                                         701,270
                                                                   -------------
METAL & GLASS CONTAINERS - 0.0%
Myers Industries, Inc.                                       400           5,252
Owens-Illinois, Inc. *                                       400          22,572
                                                                   -------------
                                                                          27,824
                                                                   -------------
MOTORCYCLE MANUFACTURERS - 0.0%
Harley-Davidson, Inc.                                      1,300          48,750
                                                                   -------------
MOVIES & ENTERTAINMENT - 0.6%
News Corporation                                          11,700         219,375
Time Warner, Inc.                                         10,000         140,200
Walt Disney Company                                        8,300         260,454
                                                                   -------------
                                                                         620,029
                                                                   -------------
MULTI-LINE INSURANCE - 0.9%
American International Group, Inc.                        13,375         578,469
Assurant, Inc.                                               700          42,602
Genworth Financial, Inc.                                   4,200          95,088
Hartford Financial Services Group, Inc.                    1,900         143,963
Loews Corporation                                          1,900          76,418
                                                                   -------------
                                                                         936,540
                                                                   -------------
MULTI-UTILITIES - 0.5%
Alliant Energy Corporation                                   400          14,004
Centerpoint Energy, Inc.                                   4,700          67,069
Energy East Corporation                                      800          19,296
NiSource, Inc.                                             1,200          20,688
OGE Energy Corporation                                       500          15,585
PG&E Corporation                                           1,000          36,820
Public Service Enterprise Group, Inc.                      3,400         136,646
Sempra Energy                                              3,400         181,152
TECO Energy, Inc.                                          5,800          92,510
                                                                   -------------
                                                                         583,770
                                                                   -------------
OFFICE REIT'S - 0.2%
Boston Properties, Inc.                                    1,300         119,691
Duke Realty Corporation                                    1,000          22,810

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
OFFICE REIT'S (CONTINUED)
SL Green Realty Corporation                                  351   $      28,596
                                                                   -------------
                                                                         171,097
                                                                   -------------
OFFICE SERVICES & SUPPLIES - 0.1%
American Reprographics Company *                             500           7,420
Avery Dennison Corporation                                 1,800          88,650
Herman Miller, Inc.                                          500          12,285
                                                                   -------------
                                                                         108,355
                                                                   -------------
OIL & GAS DRILLING - 0.4%
Diamond Offshore Drilling, Inc.                              200          23,280
Helmerich & Payne, Inc.                                      400          18,748
Nabors Industries, Ltd. *                                  2,100          70,917
Transocean, Inc.                                           2,026         273,915
                                                                   -------------
                                                                         386,860
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 1.5%
Baker Hughes, Inc.                                         3,400         232,900
BJ Services Company                                        3,800         108,338
Complete Production Services, Inc. *                         500          11,470
FMC Technologies, Inc. *                                   4,042         229,949
Grant Prideco, Inc. *                                      2,500         123,050
Schlumberger, Ltd.                                         9,600         835,200
Smith International, Inc.                                  1,000          64,230
                                                                   -------------
                                                                       1,605,137
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Devon Energy Corporation                                   2,000         208,660
EOG Resources, Inc.                                        1,900         228,000
Forest Oil Corporation *                                     500          24,480
GeoMet, Inc. *                                             2,600          17,316
Mariner Energy, Inc. *                                       600          16,206
Newfield Exploration Company *                               520          27,482
Southwestern Energy Company *                                920          30,995
Ultra Petroleum Corporation *                                500          38,750
Whiting Petroleum Corporation *                              300          19,395
XTO Energy, Inc.                                           2,875         177,847
                                                                   -------------
                                                                         789,131
                                                                   -------------
OIL & GAS REFINING & MARKETING - 0.3%
Sunoco, Inc.                                               3,400         178,398
Valero Energy Corporation                                  2,200         108,042
                                                                   -------------
                                                                         286,440
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 0.4%
Spectra Energy Corporation                                 8,300         188,825
Williams Companies, Inc.                                   6,600         217,668
                                                                   -------------
                                                                         406,493
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.0%
Bank of America Corporation                               24,076         912,721
Citigroup, Inc.                                           24,973         534,922

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
JPMorgan Chase & Company                                  18,136   $     778,941
                                                                   -------------
                                                                       2,226,584
                                                                   -------------
PACKAGED FOODS & MEATS - 0.7%
Campbell Soup Company                                      2,700          91,665
ConAgra Foods, Inc.                                        4,400         105,380
General Mills, Inc.                                        3,100         185,628
Kraft Foods, Inc.                                          9,325         289,168
Sara Lee Corporation                                       3,100          43,338
Tootsie Roll Industries, Inc.                                591          14,899
                                                                   -------------
                                                                         730,078
                                                                   -------------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation *                      1,600          12,320
                                                                   -------------
PAPER PRODUCTS - 0.1%
AbitibiBowater, Inc.                                         324           4,183
Domtar Corporation *                                       2,000          13,660
International Paper Company                                3,900         106,080
MeadWestvaco Corporation                                   1,500          40,830
                                                                   -------------
                                                                         164,753
                                                                   -------------
PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                        3,300         130,482
Estee Lauder Companies, Inc.                               1,700          77,945
                                                                   -------------
                                                                         208,427
                                                                   -------------
PHARMACEUTICALS - 2.8%
Abbott Laboratories                                        5,500         303,325
Allergan, Inc.                                             2,200         124,058
Bristol-Myers Squibb Company                              10,300         219,390
Eli Lilly & Company                                        4,540         234,219
GlaxoSmithKline plc ADR                                    3,064         130,005
Johnson & Johnson                                         13,158         853,559
Medicines Company *                                          500          10,100
Medicis Pharmaceutical Corporation                           400           7,876
Merck & Company, Inc.                                     12,500         474,375
Pfizer, Inc.                                              11,373         238,037
Schering-Plough Corporation                                9,600         138,336
Sepracor, Inc. *                                             330           6,442
Valeant Pharmaceuticals International *                      700           8,981
Warner Chilcott, Ltd. *                                    1,600          28,800
Wyeth                                                      7,300         304,848
                                                                   -------------
                                                                       3,082,351
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 0.4%
ACE, Ltd.                                                  2,900         159,674
Employers Holdings, Inc.                                     500           9,270
Infinity Property & Casualty Corporation                     310          12,896
Markel Corporation *                                          60          26,398
ProAssurance Corporation *                                   200          10,766

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Progressive Corporation                                    2,300   $      36,961
SeaBright Insurance Holdings, Inc. *                         700          10,311
Selective Insurance Group                                    500          11,940
Travelers Companies, Inc.                                  3,514         168,145
White Mountains Insurance Group, Ltd.                         25          12,000
                                                                   -------------
                                                                         458,361
                                                                   -------------
PUBLISHING - 0.1%
McGraw-Hill Companies, Inc.                                2,100          77,595
Meredith Corporation                                         700          26,775
Scholastic Corporation *                                     400          12,108
                                                                   -------------
                                                                         116,478
                                                                   -------------
RAILROADS - 0.3%
Canadian National Railway Company                          1,700          82,144
Norfolk Southern Corporation                               1,000          54,320
Union Pacific Corporation                                  1,200         150,456
                                                                   -------------
                                                                         286,920
                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Forestar Real Estate Group, Inc. *                           200           4,982
St. Joe Company                                              400          17,172
                                                                   -------------
                                                                          22,154
                                                                   -------------
REGIONAL BANKS - 0.7%
BB&T Corporation                                             800          25,648
Citizens Republic Bancorp, Inc. *                          1,300          16,159
City National Corporation                                    200           9,892
Commerce Bancshares, Inc.                                    462          19,418
East West Bancorp, Inc.                                      500           8,875
First Horizon National Corporation                         4,800          67,248
Glacier Bancorp, Inc.                                        800          15,336
Home Bancshares, Inc.                                        700          14,609
Keycorp                                                      800          17,560
Marshall & Ilsley Corporation                              5,900         136,880
National City Corporation                                  3,900          38,805
Pinnacle Financial Partners, Inc. *                          400          10,240
PNC Financial Services Group, Inc.                         1,900         124,583
Popular, Inc.                                              1,500          17,490
Provident Bankshares Corporation                             800           8,592
Regions Financial Corporation                                900          17,775
Sandy Spring Bancorp, Inc.                                   500          13,760
Signature Bank NY *                                          300           7,650
SunTrust Banks, Inc.                                       2,200         121,308
Synovus Financial Corporation                              4,200          46,452
UCBH Holdings, Inc.                                        1,100           8,536
Westamerica Bancorporation                                   100           5,260
Western Alliance Bancorp *                                   600           7,716

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS (CONTINUED)
Wilmington Trust Corporation                                 500   $      15,550
                                                                   -------------
                                                                         775,342
                                                                   -------------
REINSURANCE - 0.0%
Everest Re Group, Ltd.                                       200          17,906
                                                                   -------------
RESIDENTIAL REIT'S - 0.1%
Camden Property Trust                                        400          20,080
Equity Residential                                         3,400         141,066
                                                                   -------------
                                                                         161,146
                                                                   -------------
RESTAURANTS - 0.4%
McDonald's Corporation                                     5,900         329,043
Sonic Corporation *                                          600          13,224
Yum! Brands, Inc.                                          4,000         148,840
                                                                   -------------
                                                                         491,107
                                                                   -------------
RETAIL REIT'S - 0.2%
Regency Centers Corporation                                  500          32,380
Simon Property Group, Inc.                                 2,300         213,693
Weingarten Realty Investors                                  700          24,108
                                                                   -------------
                                                                         270,181
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Energy Industries, Inc. *                           900          11,934
Applied Materials, Inc.                                   13,300         259,483
Cymer, Inc. *                                                400          10,416
MEMC Electronic Materials, Inc. *                            400          28,360
Varian Semiconductor Equipment Associates, Inc. *            450          12,668
                                                                   -------------
                                                                         322,861
                                                                   -------------
SEMICONDUCTORS - 1.0%
Advanced Micro Devices, Inc. *                            10,600          62,434
Broadcom Corporation *                                    12,800         246,656
Intel Corporation                                          8,300         175,794
Intersil Corporation                                         900          23,103
Marvell Technology Group, Ltd. *                          20,200         219,776
Maxim Integrated Products, Inc.                            5,100         103,887
National Semiconductor Corporation                         2,800          51,296
Semtech Corporation *                                      1,000          14,330
Virage Logic Corporation *                                 1,600           9,216
Xilinx, Inc.                                               9,500         225,625
Zoran Corporation *                                          889          12,144
                                                                   -------------
                                                                       1,144,261
                                                                   -------------
SOFT DRINKS - 0.8%
Coca-Cola Company                                          7,300         444,351
PepsiCo, Inc.                                              6,500         469,300
                                                                   -------------
                                                                         913,651
                                                                   -------------
SPECIALIZED CONSUMER SERVICES - 0.2%
H&R Block, Inc.                                           10,200         211,752
Jackson Hewitt Tax Service, Inc.                             500           5,735
                                                                   -------------
                                                                         217,487
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
SPECIALIZED FINANCE - 0.3%
CIT Group, Inc.                                              300   $       3,555
CME Group, Inc.                                              350         164,185
Interactive Brokers Group, Inc. *                          2,000          51,340
IntercontinentalExchange, Inc. *                             600          78,300
Moody's Corporation                                        1,400          48,762
Nasdaq OMX Group *                                           300          11,598
Nymex Holdings, Inc.                                         100           9,063
                                                                   -------------
                                                                         366,803
                                                                   -------------
SPECIALIZED REIT'S - 0.0%
LaSalle Hotel Properties                                   1,000          28,730
Potlatch Corporation                                         455          18,778
                                                                   -------------
                                                                          47,508
                                                                   -------------
SPECIALTY CHEMICALS - 0.1%
Albemarle Corporation                                        200           7,304
Arch Chemicals, Inc.                                         600          22,356
Sigma-Aldrich Corporation                                    600          35,790
                                                                   -------------
                                                                          65,450
                                                                   -------------
SPECIALTY STORES - 0.0%
AC Moore Arts & Crafts, Inc. *                               700           4,774
Dick's Sporting Goods, Inc. *                                360           9,641
Hibbett Sports, Inc. *                                       700          10,808
                                                                   -------------
                                                                          25,223
                                                                   -------------
STEEL - 0.2%
Carpenter Technology Corporation                             200          11,194
Haynes International, Inc. *                                 200          10,976
Nucor Corporation                                          2,640         178,833
Sims Group, Ltd. ADR                                         615          16,925
Steel Dynamics, Inc.                                       1,000          33,040
                                                                   -------------
                                                                         250,968
                                                                   -------------
SYSTEMS SOFTWARE - 1.5%
McAfee, Inc. *                                               500          16,545
Microsoft Corporation                                     41,000       1,163,580
Oracle Corporation *                                      13,400         262,104
Red Hat, Inc. *                                           13,200         242,748
                                                                   -------------
                                                                       1,684,977
                                                                   -------------
TECHNOLOGY DISTRIBUTORS - 0.0%
SYNNEX Corporation *                                         600          12,732
Tech Data Corporation *                                      500          16,400
                                                                   -------------
                                                                          29,132
                                                                   -------------
TEXTILES - 0.0%
Culp, Inc. *                                                 800           6,016
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 0.1%
BankAtlantic Bancorp, Inc.                                 2,000           7,820
Federal Home Loan Mortgage Corporation                     5,000         126,600
Guaranty Financial Group, Inc. *                             200           2,124
                                                                   -------------
                                                                         136,544
                                                                   -------------
TOBACCO - 0.5%
Alliance One International, Inc. *                         1,700          10,268

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
TOBACCO (CONTINUED)
Altria Group, Inc.                                         7,330   $     162,726
Philip Morris International, Inc. *                        7,330         370,751
                                                                   -------------
                                                                         543,745
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Applied Industrial Technologies, Inc.                        400          11,956
Fastenal Company                                             800          36,744
H&E Equipment Services, Inc. *                               400           5,028
Nuco2, Inc. *                                                400          11,108
                                                                   -------------
                                                                          64,836
                                                                   -------------
TRUCKING - 0.0%
Dollar Thrifty Automotive Group *                            600           8,184
Knight Transportation, Inc. *                                800          13,168
                                                                   -------------
                                                                          21,352
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
America Movil S.A. de CV ADR                               1,400          89,166
American Tower Corporation *                               5,830         228,594
Crown Castle International Corporation *                   4,600         158,654
Leap Wireless International, Inc. *                          200           9,320
MetroPCS Communications, Inc. *                            7,400         125,800
NII Holdings, Inc. *                                       1,300          41,314
NTELOS Holdings Corporation                                  800          19,360
Sprint Nextel Corporation                                 19,900         133,131
Vodafone Group plc ADR                                     7,700         227,227
                                                                   -------------
                                                                       1,032,566
                                                                   -------------
TOTAL COMMON STOCK (Cost $57,346,514)                              $  57,648,887
                                                                   -------------
FOREIGN STOCK - 12.0%
AUSTRALIA - 0.9%
Australia & New Zealand Banking Group, Ltd.                5,470         112,729
Babcock & Brown, Ltd.                                      2,846          38,287
Boart Longyear Group                                      24,287          40,619
Boral, Ltd.                                                8,329          47,651
CSL, Ltd.                                                  3,854         130,005
Goodman Fielder, Ltd.                                     27,007          44,428
Harvey Norman Holdings, Ltd.                              15,076          53,872
Lion Nathan, Ltd.                                          5,053          40,407
Macquarie Group, Ltd. (2)                                  1,121          54,114
Mirvac Group (2)                                           8,878          32,617
Pacific Brands, Ltd.                                      13,726          25,340
QBE Insurance Group, Ltd.                                  3,824          77,619
Rio Tinto, Ltd.                                            1,336         149,570
Suncorp-Metway, Ltd.                                       5,159          60,680
Telstra Corporation, Ltd.                                 14,303          57,515
                                                                   -------------
                                                                         965,453
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------

FOREIGN STOCK (CONTINUED)
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG *           2,083   $     135,008
                                                                   -------------
BELGIUM - 0.1%
KBC Groep N.V                                                604          78,334
                                                                   -------------
BERMUDA - 0.1%
Esprit Holdings, Ltd.                                      8,700         104,407
                                                                   -------------
DENMARK - 0.2%
Danske Bank A/S                                            2,600          95,910
Topdanmark A *                                               625         105,188
                                                                   -------------
                                                                         201,098
                                                                   -------------
FINLAND - 0.4%
Cargotec Corporation (Cl.B)                                1,369          67,202
EDF Energies Nouvelles S.A. *                                957          58,612
Nokia Oyj                                                  6,678         211,301
Sanoma-WSOY Oyj                                            2,116          58,667
                                                                   -------------
                                                                         395,782
                                                                   -------------
FRANCE - 1.3%
Alcatel-Lucent                                             5,572          31,847
AXA S.A                                                    4,699         170,569
BNP Paribas                                                1,446         145,867
Bouygues                                                   1,653         105,024
Bureau Veritas S.A. *                                      1,472          84,134
France Telecom S.A                                         2,454          82,530
L'Oreal S.A                                                1,199         152,282
Pernod-Ricard S.A                                          1,603         164,919
PPR                                                          592          87,723
Sanofi-Aventis S.A                                         2,176         163,264
Total S.A                                                  2,864         212,714
                                                                   -------------
                                                                       1,400,873
                                                                   -------------
GERMANY - 1.0%
Adidas AG                                                  1,231          81,846
BASF AG                                                    1,112         149,782
Bayerische Motoren Werke AG *                              2,244         123,972
Deutsche Euroshop AG (2)                                   2,205          92,538
E.ON AG                                                    1,644         304,374
Fresenius SE                                               1,335         111,189
Merck KGAA                                                   650          80,122
Muenchener Rueckversicherungs AG                             630         123,225
Wacker Chemie AG                                             223          45,695
                                                                   -------------
                                                                       1,112,743
                                                                   -------------
HONG KONG - 0.4%
China Overseas Land & Investment, Ltd.                    42,000          77,494
Hong Kong & China Gas Company                             33,000          99,219
Hutchison Telecommunications International, Ltd.          43,000          61,327
Hutchison Whampoa, Ltd.                                    6,700          63,403
Sun's Group, Ltd. *                                      113,000          59,674

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
FOREIGN STOCK (CONTINUED)
HONG KONG (CONTINUED)
Television Broadcasts, Ltd.                                8,000   $      42,864
                                                                   -------------
                                                                         403,981
                                                                   -------------
IRELAND - 0.2%
Allied Irish Banks plc                                     4,880         104,018
DCC plc                                                    3,487          82,310
                                                                   -------------
                                                                         186,328
                                                                   -------------
ITALY - 0.6%
Banco Popolare SC *                                        2,344          38,823
Benetton Group SpA                                         5,845          83,058
Enel SpA                                                  10,748         114,039
Finmeccanica SpA                                           3,006         102,233
Intesa Sanpaolo SpA                                       16,388         115,532
Prysmian SpA *                                             3,179          67,862
Saipem SpA                                                 4,067         164,645
                                                                   -------------
                                                                         686,192
                                                                   -------------
JAPAN - 2.2%
Aisin Seiki Company, Ltd.                                  1,200          44,783
Aoyama Trading Company, Ltd.                                 700          15,098
Asahi Kasei Corporation                                    4,000          20,867
Astellas Pharma, Inc.                                      1,200          46,469
Atrium Company, Ltd.                                       1,400          16,531
Bank of Yokohama, Ltd.                                    10,000          67,917
Benesse Corporation                                        1,300          61,296
Canon, Inc.                                                1,900          87,490
Central Japan Railway Company                                  7          72,331
Chugai Pharmaceutical Company, Ltd.                        2,700          30,527
Fanuc, Ltd.                                                  700          66,573
Goldcrest Company, Ltd.                                    1,000          22,572
Hamamatsu Photonics KK                                     2,100          58,567
Hitachi Chemical Company, Ltd.                             3,000          56,400
Honda Motor Company, Ltd.                                  2,100          59,937
Hosiden Corporation                                        2,200          43,788
JS Group Corporation                                       1,400          21,025
Jupiter Telecommunications Company, Ltd. *                    65          60,774
KDDI Corporation                                              10          61,096
Kobayashi Pharmaceutical Company, Ltd.                       800          30,819
Kobe Steel, Ltd.                                          22,000          62,681
Koito Manufacturing Company, Ltd.                          3,000          41,202
Makita Corporation                                         1,100          34,541
Mitsubishi Corporation                                     2,300          69,452
Mitsubishi Electric Corporation                           11,000          95,124
Mitsui & Company, Ltd.                                     7,000         141,854
Nikon Corporation                                          3,000          79,906
Nippon Oil Corporation                                     5,000          31,200
Nippon Yusen KK                                            6,000          56,340
Nipro Corporation                                          2,000          34,872
Nissha Printing Company, Ltd.                              1,200          58,868

                                                        SHARES         VALUE
                                                     -----------   -------------
FOREIGN STOCK (CONTINUED)
JAPAN (CONTINUED)
NS Solutions Corporation                                   1,600   $      39,647
Rohto Pharmaceutical Company, Ltd.                         3,000          37,590
Seven & I Holdings Company, Ltd.                           2,000          50,161
Sony Corporation                                           1,900          75,672
Sony Financial Holdings, Inc.                                 15          60,644
Star Micronics Company, Ltd.                                 900          12,397
Sumco Corporation                                          2,300          50,186
Sumitomo Mitsui Financial Group, Inc.                          6          39,486
Sumitomo Trust & Banking Company, Ltd.                    15,000         103,230
Terumo Corporation                                         1,000          52,167
Toshiba Machine Company, Ltd.                              4,000          24,398
Tosoh Corporation                                          7,000          24,087
Toyota Motor Corporation                                   2,700         134,621
Wacom Company, Ltd.                                           11          23,285
Yusen Air & Sea Service Company, Ltd.                      1,100          14,854
                                                                   -------------
                                                                       2,393,325
                                                                   -------------
MEXICO - 0.1%
Cemex S.A. de CV *                                        12,896          33,794
Grupo Financiero Banorte S.A. de CV                       16,516          71,772
                                                                   -------------
                                                                         105,566
                                                                   -------------
NETHERLANDS - 0.3%
ASML Holding N.V                                           2,877          70,772
Fugro N.V                                                  1,000          77,666
ING Groep N.V                                              2,156          80,746
Koninklijke (Royal) Philips
Electronics N.V                                            2,540          97,173
Ordina N.V                                                 3,598          58,968
                                                                   -------------
                                                                         385,325
                                                                   -------------
NORWAY - 0.4%
Orkla ASA                                                  6,100          77,257
StatoilHydro ASA                                           5,900         176,790
Telenor ASA                                                6,100         116,785
TGS Nopec Geophysical Company ASA *                        5,450          79,299
                                                                   -------------
                                                                         450,131
                                                                   -------------
REPUBLIC OF KOREA - 0.0%
Samsung Electronics Company, Ltd. *                           92          57,869
                                                                   -------------
SINGAPORE - 0.3%
DBS Group Holdings, Ltd.                                   8,000         104,621
Jardine Cycle & Carriage, Ltd. *                           3,000          42,589
SembCorp Industries, Ltd.                                 26,900          79,543
StarHub, Ltd.                                             27,250          60,186
Venture Corporation, Ltd.                                  4,000          30,631
                                                                   -------------
                                                                         317,570
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
FOREIGN STOCK (CONTINUED)
SPAIN - 0.8%
Acciona S.A                                                  600   $     160,717
ACS Actividades de Construccion y Servicios S.A            1,486          84,629
Banco Santander S.A                                        8,955         178,435
Iberdrola Renovables *                                     7,780          54,172
Industria de Diseno Textil S.A                             1,476          82,009
Telefonica S.A                                            10,239         294,229
                                                                   -------------
                                                                         854,191
                                                                   -------------
SWEDEN - 0.5%
Atlas Copco AB                                             5,768          98,521
Autoliv, Inc.                                                900          44,906
Elekta AB                                                  5,003          86,296
Nordea Bank AB                                             6,127          99,291
SSAB Svenskt Stal AB                                       4,759         133,743
Swedbank AB                                                1,400          39,227
Volvo AB                                                   4,103          62,142
                                                                   -------------
                                                                         564,126
                                                                   -------------
SWITZERLAND - 0.8%
ABB, Ltd.                                                  3,496          93,832
Holcim, Ltd.                                               1,035         108,678
Nestle S.A                                                   907         453,135
Roche Holding AG                                           1,113         209,423
                                                                   -------------
                                                                         865,068
                                                                   -------------
TAIWAN - 0.0%
Acer, Inc.                                                35,150          62,923
                                                                   -------------
UNITED KINGDOM - 1.3%
Aegis Group plc                                           19,446          48,031
Arriva plc                                                 3,232          43,955
Aviva plc                                                  7,356          90,117
BBA Aviation plc                                          10,251          30,608
British Airways plc *                                      3,377          15,711
Brown Group plc                                            7,000          33,712
Carillion plc                                              8,778          68,789
Centrica plc                                              16,136          95,478
Close Brothers Group plc                                   2,069          25,306
Dairy Crest Group plc                                      6,403          59,609
GKN plc                                                    8,960          54,084
Informa plc                                                6,809          42,316
Intermediate Capital Group plc                             2,700          83,724
LogicaCMG plc                                              8,570          17,980
Persimmon plc                                              2,197          33,322
QinetiQ plc                                               12,600          48,308
Rolls-Royce Group plc                                      6,044          48,323
Rolls-Royce Group plc *                                  541,542           1,074
Royal Bank of Scotland Group plc                          21,079         141,035
Standard Chartered plc                                     3,450         117,863
Tesco plc                                                 26,154         196,784
Tomkins plc                                                7,055          24,984
Unilever plc                                               3,502         118,111

                                                        SHARES         VALUE
                                                     -----------   -------------
FOREIGN STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
WPP Group plc                                              2,292   $      27,351
                                                                   -------------
                                                                       1,466,575
                                                                   -------------
TOTAL FOREIGN STOCK (Cost $12,485,968)                             $  13,192,868
                                                                   -------------
WARRANTS - 0.0%
WARRANTS - 0.0%
Anvil (Cl. A)
   $ 1.00, 2/28/2012 (1)                                     333             200
Anvil (Cl. B)
   $ 1.00, 2/28/2012 (1)                                     370              74
                                                                   -------------
                                                                             274
                                                                   -------------
TOTAL WARRANTS (Cost $3,850)                                       $         274
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND - 10.5%
AEROSPACE & DEFENSE - 0.1%
Bombardier, Inc.
   6.75%, 2012 (3)(4)                                $    50,000          49,500
Lockheed Martin Corporation
   4.121%, 2013                                           25,000          25,036
United Technologies Corporation
   5.375%, 2017                                           20,000          20,518
   5.40%, 2035                                            20,000          18,911
                                                                   -------------
                                                                         113,965
                                                                   -------------
AUTOMOTIVE - 0.4%
AutoNation, Inc.
   6.258%, 2013 (5)                                       25,000          20,500
DaimlerChrysler North America Holding Corporation
   3.562%, 2009 (5)                                       55,000          54,145
   6.50%, 2013                                            30,000          31,623
Erac USA Finance Company
   5.60%, 2015 (1)(3)(4)                                  40,000          35,680
Ford Motor Credit Company LLC
   5.80%, 2009                                            65,000          61,925
   8.708%, 2012 (5)                                      100,000          93,965
Hertz Corporation
   8.88%, 2014                                            50,000          47,375
   10.50%, 2016                                          100,000          93,625
Penske Auto Group, Inc.
   7.75%, 2016                                            25,000          21,625
                                                                   -------------
                                                                         460,463
                                                                   -------------
BANKING - 0.8%
BAC Capital Trust VI
   5.63%, 2035                                            55,000          46,177
Bank of America Corporation
   5.75%, 2016                                            40,000          40,801
   6.00%, 2017                                            90,000          94,623
Bank of New York Mellon Corporation
   4.50%, 2013                                            35,000          35,248

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
BANKING (CONTINUED)
Bank One Corporation
   5.25%, 2013                                       $    70,000   $      71,433
BB&T Capital Trust II
   6.75%, 2036                                            20,000          17,348
Countrywide Home Loans, Inc.
   4.125%, 2009                                           70,000          63,068
Credit Suisse Guernsey, Ltd.
   5.86%, 2049 (5)                                        40,000          33,885
Credit Suisse USA, Inc.
   5.50%, 2011                                            30,000          31,068
JP Morgan Chase Capital XXII
   6.45%, 2037                                            35,000          30,198
JPMorgan Chase & Company
   6.00%, 2018                                            75,000          78,212
Mizuho Capital Investment 1, Ltd.
   6.686%, 2049 (1)(3)(4)(5)                              16,000          13,552
Northern Trust Company
   4.60%, 2013                                            25,000          25,697
Northern Trust Corporation
   5.30%, 2011                                            30,000          31,895
PNC Funding Corporation
   5.63%, 2017                                            35,000          33,347
Svensk Exportkredit AB
   5.13%, 2017                                            70,000          74,823
U.S. Bancorp
   4.50%, 2010                                            45,000          46,723
Wells Fargo & Company
   4.88%, 2011                                            90,000          91,562
                                                                   -------------
                                                                         859,660
                                                                   -------------
BASIC INDUSTRY - OTHER - 0.1
Cooper US, Inc.
   6.10%, 2017                                            35,000          36,943
Xstrata Finance Canada, Ltd.
   5.50%, 2011 (1)(3)(4)                                  35,000          35,911
                                                                   -------------
                                                                          72,854
                                                                   -------------
BROKERAGE - 0.4%
Citigroup, Inc.
   5.50%, 2012                                            37,000          37,210
   5.00%, 2014                                            75,000          70,682
Franklin Resources, Inc.
   3.70%, 2008                                            15,000          15,006
Goldman Sachs Group, Inc.
   6.15%, 2018                                            70,000          69,896
   6.35%, 2034                                            30,000          25,977
   6.75%, 2037                                           100,000          93,033
Jefferies Group, Inc.
   5.875%, 2014                                           20,000          19,876
   6.25%, 2036                                            35,000          26,499
Lehman Brothers Holdings, Inc.
   6.75%, 2017                                            10,000           9,613

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
BROKERAGE (CONTINUED)
Merrill Lynch & Company, Inc.
   5.45%, 2013                                       $    35,000   $      34,435
Willis North America, Inc.
   6.20%, 2017                                            25,000          24,949
                                                                   -------------
                                                                         427,176
                                                                   -------------
BUILDING MATERIALS - 0.2%
Centex Corporation
   5.45%, 2012                                            40,000          33,800
CRH America, Inc.
   6.00%, 2016                                            50,000          47,575
Freeport-McMoRan Copper & Gold, Inc.
   8.38%, 2017                                           100,000         106,125
Gibraltar Industries, Inc.
   8.00%, 2015                                            25,000          20,250
Lafarge S.A
   6.15%, 2011                                            20,000          20,403
                                                                   -------------
                                                                         228,153
                                                                   -------------
CAPITAL GOODS - OTHER - 0.1%
Freescale Semiconductor, Inc.
   8.875%, 2014                                          100,000          78,250
                                                                   -------------
CHEMICALS - 0.2%
Air Products & Chemicals, Inc.
   4.15%, 2013                                            30,000          30,038
EI Du Pont de Nemours & Company
   5.60%, 2036                                            50,000          46,948
Hercules, Inc.
   6.75%, 2029                                            50,000          47,000
Nalco Company
   7.75%, 2011                                            75,000          75,938
Praxair, Inc.
   4.625%, 2015                                           35,000          35,365
   5.20%, 2017                                            35,000          35,578
                                                                   -------------
                                                                         270,867
                                                                   -------------
COMMUNICATIONS - OTHER - 0.2%
AT&T, Inc.
   5.63%, 2016                                            90,000          90,255
CanWest MediaWorks, Inc.
   8.00%, 2012                                            34,875          33,131
Dun & Bradstreet Corporation
   5.50%, 2011                                            25,000          25,996
Lamar Media Corporation
   6.63%, 2015                                           100,000          88,000
RH Donnelley Corporation
   6.875%, 2013                                           25,000          15,250
   8.875%, 2017 (3)(4)                                    25,000          15,625
                                                                   -------------
                                                                         268,257
                                                                   -------------
CONSTRUCTION MACHINERY - 0.1%
Commercial Vehicle Group, Inc.
   8.00%, 2013                                            25,000          20,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
CONSTRUCTION MACHINERY (CONTINUED)
Honeywell International, Inc.
   5.30%, 2018                                       $    35,000   $      35,866
Owens Corning, Inc.
   6.50%, 2016                                            25,000          20,725
                                                                   -------------
                                                                          77,091
                                                                   -------------
CONSUMER CYCLICAL - OTHER - 0.1%
Hasbro, Inc.
   6.30%, 2017                                            20,000          20,897
Procter & Gamble Company
   4.95%, 2014                                            65,000          68,016
                                                                   -------------
                                                                          88,913
                                                                   -------------
CONSUMER NONCYCLICAL - OTHER - 0.1%
Bunge North America Finance, LP
   5.90%, 2017                                            55,000          55,266
                                                                   -------------
CONSUMER PRODUCTS - 0.1%
Fortune Brands, Inc.
   5.13%, 2011                                            30,000          30,035
Visant Corporation
   7.63%, 2012                                            25,000          24,312
                                                                   -------------
                                                                          54,347
                                                                   -------------
DISTRIBUTORS - 0.1%
Atmos Energy Corporation
   4.00%, 2009                                            45,000          44,784
Southern California Gas Company
   5.75%, 2035                                            45,000          43,647
Williams Companies, Inc.
   7.75%, 2031                                            25,000          26,563
                                                                   -------------
                                                                         114,994
                                                                   -------------
DIVERSIFIED MANUFACTURING - 0.1%
3M Company
   5.70%, 2037                                            35,000          34,607
Hawk Corporation
   8.75%, 2014 (1)                                        25,000          25,375
                                                                   -------------
                                                                          59,982
                                                                   -------------
ELECTRIC - 0.9%
Alabama Power Company
   3.283%, 2009 (5)                                       20,000          19,923
Appalachian Power Company
   6.38%, 2036                                            25,000          22,999
Baltimore Gas & Electric Company
   5.90%, 2016                                            50,000          49,409
Black Hills Corporation
   6.50%, 2013                                            30,000          30,895
Centerpoint Energy, Inc.
   7.25%, 2010                                            25,000          26,567
Consumers Energy Company
   6.00%, 2014                                            25,000          25,833
Dynegy Holdings, Inc.
   7.75%, 2019 (3)(4)                                     50,000          46,500

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
El Paso Electric Company
   6.00%, 2035                                       $    45,000   $      39,894
Energy Future Holdings Corporation
   10.875%, 2017 (3)(4)                                   25,000          25,250
   11.25%, 2017 (3)                                       25,000          24,750
Florida Power Corporation
   6.35%, 2037                                            35,000          36,370
Illinois Power Company
   6.125%, 2017 (1)(3)(4)                                 15,000          14,833
Midamerican Energy Holdings Company
   6.13%, 2036                                            15,000          14,498
Monongahela Power Company
   5.70%, 2017 (1)(3)(4)                                  40,000          40,898
Northern States Power
   5.25%, 2018                                            20,000          20,339
Pacific Gas & Electric Company
   4.80%, 2014                                            30,000          30,260
   6.35%, 2038                                            20,000          20,259
Pacificorp
   6.25%, 2037                                            15,000          15,156
Progress Energy, Inc.
   5.63%, 2016                                            30,000          30,593
Public Service Company of New Mexico
   4.40%, 2008                                            40,000          39,916
Public Service Electric & Gas Company
   5.70%, 2036                                            50,000          47,738
Sierra Pacific Resources
   7.80%, 2012 (1)                                        25,000          26,250
Southern California Edison Company
   4.65%, 2015                                            30,000          29,735
   5.95%, 2038                                            70,000          70,159
Tampa Electric Company
   6.15%, 2037                                            40,000          37,277
Texas Competitive Electric Holdings
Company LLC
   10.25%, 2015 (3)(4)                                    50,000          49,813
Union Electric Company
   5.40%, 2016                                            50,000          49,744
Virginia Electric and Power Company
   4.50%, 2010                                            35,000          35,914
   6.00%, 2037                                            35,000          34,137
Westar Energy, Inc.
   5.10%, 2020                                            25,000          23,728
                                                                   -------------
                                                                         979,637
                                                                   -------------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc.
   7.375%, 2014                                           22,000          21,560
                                                                   -------------
ENTERTAINMENT - 0.0%
Historic TW, Inc.
   6.875%, 2018                                           30,000          30,094

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
ENTERTAINMENT (CONTINUED)
International Speedway Corporation
   4.20%, 2009                                       $    20,000   $      20,112
                                                                   -------------
                                                                          50,206
                                                                   -------------
ENVIRONMENTAL - 0.1%
Casella Waste Systems, Inc.
   9.75%, 2013                                            25,000          24,437
Waste Management, Inc.
   6.10%, 2018                                            55,000          55,199
                                                                   -------------
                                                                          79,636
                                                                   -------------
FINANCIAL - OTHER - 0.1
AvalonBay Communities, Inc.
   6.13%, 2012                                            30,000          29,951
First Data Corporation
   9.875%, 2015 (3)(4)                                    25,000          20,563
Kinder Morgan Finance Company
   5.70%, 2016                                            45,000          42,637
Orion Power Holdings, Inc.
   12.00%, 2010                                           25,000          27,312
Sovereign Capital Trust VI
   7.91%, 2036                                            35,000          28,459
                                                                   -------------
                                                                         148,922
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 0.1%
General Electric Capital Corporation
   5.25%, 2012                                            75,000          77,934
                                                                   -------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
American General Finance Corporation
   5.40%, 2015                                            50,000          45,519
Capital One Capital IV
   6.745%, 2037 (5)                                       50,000          35,703
CIT Group, Inc.
   7.625%, 2012                                           27,000          22,441
John Deere Capital Corporation
   4.95%, 2012                                            40,000          41,434
   5.50%, 2017                                            20,000          20,525
SLM Corporation
   5.21%, 2009 (5)                                        35,000          33,425
                                                                   -------------
                                                                         199,047
                                                                   -------------
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 0.2%
Caterpillar Financial Services Corporation
   5.85%, 2017                                            25,000          25,873
General Electric Capital Corporation
   5.88%, 2012                                            70,000          74,234
   5.625%, 2017                                           65,000          66,512
International Lease Finance Corporation
   5.45%, 2011                                            50,000          49,953
Wachovia Corporation
   5.75%, 2018                                            40,000          39,179
                                                                   -------------
                                                                         255,751
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
FOOD & BEVERAGE - 0.2%
Anheuser-Busch Companies, Inc.
   5.50%, 2018                                       $     8,000   $       8,268
ARAMARK Corporation
   6.739%, 2015 (5)                                       50,000          44,125
B&G Foods, Inc.
   8.00%, 2011                                            25,000          24,187
Pantry, Inc.
   7.75%, 2014                                            25,000          22,000
SABMiller plc
   6.20%, 2011 (1)(3)(4)                                  50,000          53,156
SYSCO Corporation
   5.25%, 2018                                            20,000          20,464
WM Wrigley Jr Company
   4.65%, 2015                                            15,000          15,115
                                                                   -------------
                                                                         187,315
                                                                   -------------
GAMING - 0.1%
Harrah's Operating Company, Inc.
   5.50%, 2010                                            45,000          39,375
MGM Mirage
   8.50%, 2010                                            25,000          25,812
Wynn Las Vegas Capital Corporation
   6.63%, 2014                                           100,000          96,250
                                                                   -------------
                                                                         161,437
                                                                   -------------
HEALTH CARE - 0.4%
Cardinal Health, Inc.
   5.499%, 2009 (3)(4)(5)                                 30,000          29,413
Eli Lilly & Company
   5.55%, 2037                                            35,000          33,638
Genentech, Inc.
   4.75%, 2015                                            35,000          35,159
HCA, Inc.
   9.25%, 2016                                            50,000          51,875
Highmark, Inc.
   6.80%, 2013 (1)(3)(4)                                  30,000          34,341
Kellogg Company
   4.25%, 2013                                            25,000          24,922
Kroger Company
   8.05%, 2010                                            45,000          47,988
Medtronic, Inc.
   4.75%, 2015                                            60,000          58,772
UnitedHealth Group, Inc.
   5.375%, 2016                                           55,000          52,144
Vanguard Health Holding Company II LLC
   9.00%, 2014                                            25,000          24,063
WellPoint, Inc.
   5.00%, 2011                                            30,000          30,279
Wyeth
   5.95%, 2037                                            35,000          34,197
                                                                   -------------
                                                                         456,791
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
HOME CONSTRUCTION - 0.2%
DR Horton, Inc.
   6.50%, 2016                                       $    35,000   $      31,150
Lennar Corporation
   5.60%, 2015                                            55,000          40,700
MDC Holdings, Inc.
   5.50%, 2013                                            55,000          52,359
NVR, Inc.
   5.00%, 2010                                            20,000          19,884
Pulte Homes, Inc.
   5.20%, 2015                                            50,000          42,500
                                                                   -------------
                                                                         186,593
                                                                   -------------
INDEPENDENT ENERGY - 0.2%
Canadian Natural Resources, Ltd.
   6.25%, 2038                                            35,000          33,571
Devon Financing Corporation ULC
   6.88%, 2011                                            38,000          41,476
Forest Oil Corporation
   8.00%, 2011                                            25,000          26,062
Hilcorp Energy I, LP
   7.75%, 2015 (3)(4)                                     75,000          70,313
NRG Energy, Inc.
   7.25%, 2014                                            25,000          24,687
Southern Company
   5.30%, 2012                                            15,000          15,695
                                                                   -------------
                                                                         211,804
                                                                   -------------
INSURANCE - LIFE - 0.3%
Genworth Financial, Inc.
   5.75%, 2014                                            50,000          49,800
   6.15%, 2066 (5)                                        18,000          15,034
Hartford Financial Services Group, Inc.
   5.38%, 2017                                            45,000          43,608
Lincoln National Corporation
   6.05%, 2067 (5)                                        20,000          17,487
MetLife, Inc.
   6.13%, 2011                                            50,000          53,649
NLV Financial Corporation
   7.50%, 2033 (1)(3)(4)                                  30,000          32,643
Principal Financial Group, Inc.
   6.05%, 2036                                            30,000          26,905
Principal Life Global Funding I
   5.13%, 2013 (1)(3)(4)                                  45,000          47,242
Sun Life Financial Global Funding, LP
   5.08%, 2013 (1)(3)(4)(5)                               45,000          45,098
Torchmark Corporation
   6.38%, 2016                                            30,000          32,161
                                                                   -------------
                                                                         363,627
                                                                   -------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc.
   5.88%, 2014                                            35,000          36,157
   5.70%, 2017                                            30,000          29,869

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
INSURANCE - PROPERTY & CASUALTY (CONTINUED)
Fund American Companies, Inc.
   5.88%, 2013                                       $    45,000   $      46,908
Nationwide Mutual Insurance Company
   6.60%, 2034 (1)(3)(4)                                  25,000          21,702
                                                                   -------------
                                                                         134,636
                                                                   -------------
INTEGRATED ENERGY - 0.1%
Hess Corporation
   7.88%, 2029                                            20,000          23,735
Jersey Central Power & Light Company
   5.65%, 2017                                            45,000          44,115
Peco Energy Company
   5.35%, 2018                                            15,000          15,207
Petrobras International Finance Company
   5.875%, 2018                                           35,000          33,689
West Penn Power Company
   5.95%, 2017 (1)(3)(4)                                  25,000          25,968
                                                                   -------------
                                                                         142,714
                                                                   -------------
LODGING - 0.0%
Host Hotels & Resorts, LP
   6.75%, 2016                                            25,000          23,375
                                                                   -------------
MEDIA - CABLE - 0.5%
British Sky Broadcasting Group plc
   6.10%, 2018 (1)(3)(4)                                  55,000          54,874
Comcast Cable Communications Holdings, Inc.
   8.38%, 2013                                            45,000          49,988
Comcast Corporation
   5.88%, 2018                                            45,000          43,832
   6.95%, 2037                                            17,000          17,034
COX Communications, Inc.
   7.13%, 2012                                            20,000          21,181
CSC Holdings, Inc.
   7.25%, 2008                                           100,000         100,000
News America, Inc.
   6.15%, 2037                                            60,000          56,678
Rogers Cable, Inc.
   5.50%, 2014                                            40,000          37,749
Time Warner Cable, Inc.
   5.40%, 2012                                            55,000          54,039
Time Warner Entertainment Company, LP
   7.25%, 2008                                            40,000          40,461
Time Warner, Inc.
   5.50%, 2011                                            30,000          29,787
Viacom, Inc.
   6.25%, 2016                                            30,000          29,203
   6.125%, 2017                                           15,000          14,626
                                                                   -------------
                                                                         549,452
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
MEDIA - NON CABLE - 0.1%
Affinity Group, Inc.
   9.00%, 2012                                       $    25,000   $      23,094
Clear Channel Communications, Inc.
   6.25%, 2011                                            25,000          22,063
Idearc, Inc.
   8.00%, 2016                                            25,000          16,187
News America, Inc.
   6.40%, 2035                                            45,000          43,673
   6.65%, 2037 (1)(3)(4)                                  55,000          55,467
                                                                   -------------
                                                                         160,484
                                                                   -------------
METALS & MINING - 0.2%
BHP Billiton Finance, Ltd.
   5.40%, 2017                                            30,000          29,210
Placer Dome, Inc.
   6.45%, 2035                                            35,000          33,723
Russel Metals, Inc.
   6.38%, 2014                                            25,000          23,125
Sunoco, Inc.
   5.75%, 2017                                            34,000          33,582
Vale Overseas, Ltd.
   6.25%, 2017                                            55,000          54,773
                                                                   -------------
                                                                         174,413
                                                                   -------------
NATURAL GAS PIPELINES - 0.2%
Boardwalk Pipelines LLC
   5.50%, 2017                                            10,000           9,808
Buckeye Partners, LP
   6.05%, 2018                                            15,000          15,320
Enterprise Products Operating, LP
   4.95%, 2010                                            35,000          35,709
TEPPCO Partners, LP
   7.55%, 2038                                            45,000          45,370
Texas Gas Transmission LLC
   5.50%, 2013 (1)(3)(4)                                  50,000          50,085
Williams Companies, Inc.
   8.75%, 2032                                            25,000          28,875
                                                                   -------------
                                                                         185,167
                                                                   -------------
NONCAPTIVE - DIVERSIFIED - 0.0%
Caterpillar Financial Services Corporation
   4.25%, 2013                                            35,000          34,955
                                                                   -------------
OIL FIELD SERVICES - 0.7%
Baker Hughes, Inc.
   6.88%, 2029                                            55,000          60,946
Chesapeake Energy Corporation
   6.50%, 2017                                           100,000          96,500
Denbury Resources, Inc.
   7.50%, 2015                                            50,000          51,125
Devon Financing Corporation ULC
   7.88%, 2031                                            25,000          30,718
Diamond Offshore Drilling, Inc.
   5.15%, 2014                                            25,000          25,297

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
OIL FIELD SERVICES (CONTINUED)
El Paso Natural Gas Company
   5.95%, 2017                                       $    13,000   $      12,751
Enbridge, Inc.
   5.60%, 2017                                            35,000          35,172
EnCana Corporation
   5.90%, 2017                                            35,000          35,877
   6.50%, 2034                                            35,000          35,292
EOG Resources, Inc.
   5.875%, 2017                                           25,000          26,208
Halliburton Company
   5.50%, 2010                                            60,000          63,172
Nabors Industries, Inc.
   6.15%, 2018 (1)(3)(4)                                  10,000          10,237
Pemex Project Funding Master Trust
   4.10%, 2010 (1)(3)(4)(5)                               45,000          44,753
   5.75%, 2018                                            40,000          40,815
Range Resources Corporation
   7.50%, 2017                                           100,000         102,500
Southern Natural Gas Company
   5.90%, 2017 (1)(3)(4)                                  13,000          12,708
Transocean, Inc.
   5.25%, 2013                                            10,000          10,219
XTO Energy, Inc.
   5.65%, 2016                                            25,000          25,646
   6.75%, 2037                                            15,000          16,043
                                                                   -------------
                                                                         735,979
                                                                   -------------
PACKAGING - 0.0%
BWAY Corporation
   10.00%, 2010                                           25,000          24,062
                                                                   -------------
PAPER - 0.1%
Boise Cascade LLC
   7.13%, 2014                                            25,000          23,313
Georgia-Pacific Corporation
   7.13%, 2017 (3)(4)                                    100,000          92,500
Sealed Air Corporation
   5.38%, 2008 (1)(3)(4)                                  40,000          40,023
                                                                   -------------
                                                                         155,836
                                                                   -------------
PHARMACEUTICALS - 0.0%
Teva Pharmaceutical Finance LLC
   5.55%, 2016                                            40,000          40,274
                                                                   -------------
PIPELINES - 0.0%
Panhandle Eastern Pipeline Company
   4.80%, 2008                                            20,000          20,025
                                                                   -------------
RAILROADS - 0.2%
Burlington Northern Santa Fe Corporation
   5.65%, 2017                                            57,000          57,077
   6.15%, 2037                                            53,000          50,854
Canadian National Railway Company
   6.25%, 2034                                            20,000          19,413

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
RAILROADS (CONTINUED)
Canadian National Railway Company (continued)
   6.375%, 2037                                      $    10,000   $       9,780
Norfolk Southern Corporation
   6.00%, 2008                                            50,000          50,080
Union Pacific Corporation
   5.70%, 2018                                            25,000          24,855
                                                                   -------------
                                                                         212,059
                                                                   -------------
REFINING - 0.2%
Denbury Resources, Inc.
   7.50%, 2013                                            25,000          25,562
Diamond Offshore Drilling, Inc.
   4.88%, 2015                                            30,000          29,683
Enterprise Products Operating, LP
   6.30%, 2017                                            20,000          20,098
Marathon Oil Corporation
   6.00%, 2017                                            35,000          35,505
   5.90%, 2018                                            45,000          45,234
   6.60%, 2037                                            15,000          14,904
Valero Energy Corporation
   6.125%, 2017                                           55,000          55,543
                                                                   -------------
                                                                         226,529
                                                                   -------------
REIT'S - 0.1%
ERP Operating, LP
   5.25%, 2014                                            25,000          23,196
Federal Realty Investment Trust
   6.00%, 2012                                            20,000          20,349
Hospitality Properties Trust
   5.625%, 2017                                           30,000          24,059
Reckson Operating Partnership, LP
   6.00%, 2016                                            30,000          25,664
Regency Centers, LP
   5.875%, 2017                                           15,000          13,738
Simon Property Group, LP
   5.75%, 2015                                            50,000          47,563
                                                                   -------------
                                                                         154,569
                                                                   -------------
RESTAURANTS - 0.1%
Federated Retail Holdings, Inc.
   5.35%, 2012                                            20,000          19,056
McDonald's Corporation
   5.30%, 2017                                            35,000          35,673
                                                                   -------------
                                                                          54,729
                                                                   -------------
RETAILERS - 0.2%
AmeriGas Partners, LP
   7.13%, 2016                                           100,000          98,000
Costco Wholesale Corporation
   5.30%, 2012                                            30,000          31,602
Home Depot, Inc.
   5.40%, 2016                                            35,000          32,898

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
RETAILERS (CONTINUED)
JC Penney Corporation, Inc.
   9.00%, 2012                                       $    30,000   $      32,999
                                                                   -------------
                                                                         195,499
                                                                   -------------
SOVEREIGNS - 0.1%
Italy Government International Bond
   5.25%, 2016                                            85,000          93,332
                                                                   -------------
TECHNOLOGY - 0.4%
Avnet, Inc.
   5.875%, 2014                                           35,000          36,201
Cisco Systems, Inc.
   5.25%, 2011                                            35,000          36,536
Hewlett-Packard Company
   4.50%, 2013                                            35,000          35,507
National Semiconductor Corporation
   6.15%, 2012                                            20,000          20,427
Oracle Corporation
   5.00%, 2011 (4)                                        40,000          41,034
STATS ChipPAC, Ltd.
   6.75%, 2011                                            25,000          25,250
Sungard Data Systems, Inc.
   9.13%, 2013                                           100,000         101,000
Xerox Corporation
   5.50%, 2012                                            15,000          15,127
   6.75%, 2017                                           100,000         105,562
                                                                   -------------
                                                                         416,644
                                                                   -------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
America Movil S.A. de CV
   6.38%, 2035                                            45,000          43,549
America Movil SAB de CV
   5.625%, 2017                                           45,000          44,488
British Telecommunications plc
   5.15%, 2013                                            40,000          39,418
New Cingular Wireless Services, Inc.
   7.88%, 2011                                            30,000          32,631
Nortel Networks, Ltd.
   8.508%, 2011 (5)                                       25,000          21,438
Rogers Wireless, Inc.
   9.63%, 2011                                           100,000         110,786
Sprint Capital Corporation
   7.625%, 2011                                           50,000          46,250
   6.90%, 2019                                            60,000          47,250
Verizon Communications, Inc.
   4.35%, 2013                                            70,000          68,590
Verizon Global Funding Corporation
   7.75%, 2030                                            35,000          38,028
Vodafone Group plc
   5.63%, 2017                                            35,000          34,032
                                                                   -------------
                                                                         526,460
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELINES - 0.4%
AT&T Corporation
   7.30%, 2011                                       $    15,000   $      16,247
AT&T, Inc.
   6.45%, 2034                                            50,000          48,864
Citizens Communications Company
   7.125%, 2019                                          100,000          87,500
Nordic Telephone Company Holdings ApS
   8.88%, 2016 (3)(4)                                    100,000          97,000
Qwest Corporation
   7.50%, 2014                                            25,000          24,375
Rogers Wireless, Inc.
   7.50%, 2015                                            15,000          15,759
Telecom Italia Capital S.A.
   5.25%, 2013                                            55,000          51,391
Telefonica Emisiones SAU
   6.42%, 2016                                            75,000          76,869
   6.221%, 2017                                           35,000          35,218
Windstream Corporation
   8.63%, 2016                                            25,000          24,563
                                                                   -------------
                                                                         477,786
                                                                   -------------
TEXTILE - 0.1%
Invista
   9.25%, 2012 (3)(4)                                    100,000         102,250
                                                                   -------------
U.S. BANKING - 0.0%
Fifth Third Bancorp
   8.25%, 2038                                            25,000          25,474
                                                                   -------------
UTILITY - OTHER - 0.1%
NRG Energy, Inc.
   7.38%, 2016                                            75,000          73,500
                                                                   -------------
TOTAL CORPORATE BOND (Cost $11,823,515)                            $  11,550,701
                                                                   -------------
FOREIGN BOND - 0.1%
CHILE - 0.0%
Celulosa Arauco y Constitucion S.A
   5.13%, 2013                                            40,000          39,991
                                                                   -------------
FRANCE - 0.1%
France Telecom S.A
   7.75%, 2011                                            46,000          49,880
                                                                   -------------
UNITED KINGDOM - 0.0%
HBOS plc
   6.00%, 2033 (1)(3)(4)                                  40,000          34,493
                                                                   -------------
TOTAL FOREIGN BOND (Cost $128,558)                                 $     124,364
                                                                   -------------
FOREIGN GOVERNMENT BOND - 0.1%
MEXICO - 0.0%
Mexico Government International Bond
   6.38%, 2013                                            45,000          49,433
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
FOREIGN GOVERNMENT BOND (CONTINUED)
SOUTH AFRICA - 0.1%
South Africa Government International Bond
   6.50%, 2014                                       $    65,000   $      67,681
                                                                   -------------
TOTAL FOREIGN GOVERNMENT BOND
(Cost $112,132)                                                    $     117,114
                                                                   -------------
PREFERRED STOCK - 0.0%
THRIFTS & MORTGAGE FINANCE - 0.0%
Federal National Mortgage Association
   8.25%, 2010                                             1,050          25,252
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $26,250)                               $      25,252
                                                                   -------------
MUNICIPAL BOND - 0.7%
ALABAMA - 0.0%
Mobile Industrial Development Board
   Revenue Bonds
   5.00%, 2034 (5)                                        30,000          30,529
                                                                   -------------
DISTRICT OF COLUMBIA - 0.1%
District of Columbia General Obligation
   Unlimited
   4.75%, 2031                                            50,000          48,094
                                                                   -------------
FLORIDA - 0.1%
County of Orange Florida Revenue Bonds
   5.00%, 2018 (4)                                        50,000          53,145
Florida State Board of Education Revenue Bonds
   5.00%, 2017                                            25,000          27,015
Florida State Turnpike Authority Revenue Bonds
   4.75%, 2031                                            30,000          28,617
                                                                   -------------
                                                                         108,777
                                                                   -------------
GEORGIA - 0.1%
City of Atlanta Georgia Revenue Bonds
   5.50%, 2016                                            25,000          28,320
   5.50%, 2017                                            35,000          39,589
State of Georgia General Obligation Unlimited
   5.00%, 2019                                            40,000          43,224
                                                                   -------------
                                                                         111,133
                                                                   -------------
KANSAS - 0.0%
Kansas Development Finance Authority
   Revenue Bonds
   5.50%, 2034                                            30,000          31,060
                                                                   -------------
MARYLAND - 0.1%
County of Baltimore Maryland General
   Obligation Unlimited
   5.00%, 2038                                            35,000          35,241
Maryland State Transportation Authority
   Revenue Bonds
   5.00%, 2041                                            50,000          49,996

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MUNICIPAL BOND (continued)
MARYLAND (CONTINUED)
State of Maryland General Obligation Unlimited
   5.00%, 2019                                       $    60,000   $      65,018
                                                                   -------------
                                                                         150,255
                                                                   -------------
MISSOURI - 0.1%
Missouri State Highways & Transit
Commission Revenue Bonds
   5.00%, 2018                                            65,000          71,400
                                                                   -------------
NEW JERSEY - 0.0%
New Jersey Transportation Trust Fund
Authority Revenue Bonds
   5.25%, 2021                                            25,000          27,033
                                                                   -------------
NEW YORK - 0.1%
New York City Housing Development
Corporation Revenue Bonds
   6.42%, 2027                                            30,000          31,056
New York State Urban Development
Corporation Revenue Bonds
   5.50%, 2018                                            25,000          28,184
                                                                   -------------
                                                                          59,240
                                                                   -------------
NORTH CAROLINA - 0.1%
North Carolina Capital Facilities Finance
Agency Revenue Bonds
   5.00%, 2044                                            50,000          49,338
                                                                   -------------
OREGON - 0.0%
State of Oregon General Obligation Unlimited
   5.89%, 2027                                            15,000          16,314
                                                                   -------------
WEST VIRGINIA - 0.0%
Tobacco Settlement Finance Authority of
West Virginia Revenue Bonds
   7.467%, 2047                                           45,000          42,901
                                                                   -------------
TOTAL MUNICIPAL BOND (Cost $737,479)                               $     746,074
                                                                   -------------
MORTGAGE BACKED SECURITIES - 15.6%
OTHER NON-AGENCY - 3.0%
   CMO's - 3.0%
American Tower Trust
   2007-1A, 5.96% - 2037 (1)(3)(4)                        45,000          41,391
Banc of America Commercial Mortgage, Inc.
   2003-1, 4.65% - 2036                                   75,000          73,044
   2005-3, 4.501% - 2043                                 235,000         231,147
Banc of America Mortgage Securities, Inc.
   2004-A, 4.095% - 2034 (5)                              46,370          45,457
   2004-D, 4.198% - 2034 (5)                               3,940           3,633
   2004-H, 4.749% - 2034 (5)                              21,363          21,535
   2004-I, 4.859% - 2034 (5)                              22,517          21,161
   2005-J, 5.252% - 2035 (5)                              44,711          41,583

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
CMO'S (CONTINUED)
Bear Stearns Commercial Mortgage Securities
   2006-PW12, 5.87% - 2038 (5)                       $   166,023   $     164,729
   2005-PW10, 5.09% - 2040                               105,426         105,247
   2005-PWR8, 4.67% - 2041                                60,000          57,884
Citigroup
   2005-CD1, 5.40% - 2044 (5)                            175,000         168,657
   2007-CD4, 5.278% - 2049                               200,000         196,063
Commercial Mortgage Load Trust
   2008-LS1, 6.221% - 2017 (5)                           175,000         163,639
Commercial Mortgage Pass Through Certificates
   2007-C9, 6.01% - 2017 (5)                             200,000         199,895
Credit Suisse Mortgage Capital Certificates
   2006-C4, 5.467% - 2039                                200,000         196,668
DLJ Commercial Mortgage Corporation
   1999-CG2, 7.30% - 2032 (5)                             70,664          71,991
GMAC Commercial Mortgage Securities, Inc.
   2001-C2, 6.70% - 2034                                 125,000         128,864
GS Mortgage Securities Corporation II
   2006-GG6, 5.553% - 2038 (5)                            75,000          74,783
JP Morgan Chase Commercial Mortgage Securities
   Corporation
   2001-CIBC, 6.26% - 2033                               101,002         102,870
   2001-CIB2, 6.24% - 2035                                26,065          26,361
   2004-LDP4, 4.824% - 2042 (5)                           75,000          71,465
LB-UBS Commercial Mortgage Trust
   2004-C4, 4.567% - 2029 (5)                             75,000          74,607
   2005-C1, 4.742% - 2030                                195,000         190,232
   2006-C1, 5.16% - 2031                                 150,000         146,024
Morgan Stanley Capital I
   2008-T29, 6.458% - 2018 (5)                           150,000         154,424
   2007-HQ11, 5.447% - 2044 (5)                          100,000          96,967
   2007-1Q14, 5.692% - 2049 (5)                          175,000         172,314
Morgan Stanley Dean Witter Capital I
   2002-TOP7, 5.98% - 2039                               200,000         205,473
                                                                   -------------
                                                                       3,248,108
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCIES - 11.9%
CMO's - 0.5%
Federal Home Loan Mortgage Corporation
   FHR 2614 IH, 4.50% - 2016 (1)(6)                       82,255           6,218
   FHR 2681 PC, 5.00% - 2019                             100,000         101,976
Federal National Mortgage Association
   FNR 2003-92 NM, 3.50% - 2013                           18,774          18,758
   FNR 2002-74 PJ, 5.00% - 2015                           58,786          59,003

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
CMO'S (CONTINUED)
Federal National Mortgage Association (continued)
   FNR 2003-40 NI, 5.50% - 2028 (1)(6)               $     8,063   $         380
   FNR 2006-35 GK, 6.00% - 2032                          103,934         106,831
   FNS 319 2, 6.50% - 2032 (1)(6)                         12,011           2,494
   TBA, 5.00% - 2034                                     250,000         247,422
                                                                   -------------
                                                                         543,082
                                                                   -------------
PASS-THRU'S - 11.4%
Federal Home Loan Mortgage Corporation
   #M80714, 5.00% - 2008                                  16,853          16,952
   #E81544, 6.00% - 2009                                  24,154          24,377
   #B10343, 5.00% - 2018                                   6,264           6,357
   #E99933, 5.00% - 2018                                   3,788           3,845
   #E99966, 5.00% - 2018                                  22,771          23,108
   #E01341, 5.50% - 2018                                   6,862           7,038
   #G11759, 5.50% - 2018                                 178,315         182,885
   #B19214, 5.50% - 2020                                  21,663          22,153
   #J02272, 5.50% - 2020                                  75,962          77,678
   #J02554, 5.50% - 2020                                  77,296          79,042
   #G12463, 5.50% - 2021                                  63,930          65,544
   #J03203, 6.00% - 2021                                  71,191          73,318
   #J03254, 6.00% - 2021                                  22,589          23,264
   #J03615, 6.00% - 2021                                 107,569         110,783
   #J03640, 6.00% - 2021                                  68,349          70,391
   #J03672, 6.00% - 2021                                  30,427          31,336
   #C72128, 6.00% - 2032                                  57,999          59,841
   #C68205, 7.00% - 2032                                   5,370           5,686
   #1B0527, 7.191% - 2032 (5)                              2,351           2,362
   #A12118, 5.00% - 2033                                  51,401          51,044
   #A15852, 5.00% - 2033                                  18,478          18,350
   #A15907, 5.00% - 2033                                  24,020          23,853
   #D86309, 5.00% - 2033                                  27,861          27,667
   #G01628, 6.00% - 2033                                 117,208         120,848
   #A21263, 4.50% - 2034                                 139,611         134,713
   #G01805, 4.50% - 2035                                 289,473         279,673
   #1G1762, 5.05% - 2035 (5)                              36,682          37,333
   #833174, 5.163% - 2035 (5)                            361,135         367,908
   #1H2581, 5.129% - 2036 (5)                             78,077          79,383
   #1G0661, 5.385% - 2036 (5)                             18,385          18,606
   #1G1353, 5.98% - 2036 (5)                             129,519         131,290
   #1G1370, 5.98% - 2036 (5)                             340,694         345,986
   #1Q0342, 5.527% - 2037 (5)                            116,847         118,752
Federal National Mortgage Association
   #254140, 5.50% - 2017                                   4,572           4,692
   #254234, 5.50% - 2017                                   4,708           4,833
   #625931, 5.50% - 2017                                   4,143           4,253
   #357280, 6.50% - 2017                                  19,760          20,714

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #254720, 4.50% - 2018                             $    97,230   $      97,179
   #555345, 5.50% - 2018                                   4,584           4,705
   #555446, 5.50% - 2018                                   6,991           7,176
   #555526, 5.50% - 2018                                 110,701         113,626
   #555693, 5.50% - 2018                                  65,372          67,099
   #685202, 5.50% - 2018                                  60,076          61,633
   #725098, 5.50% - 2018                                  14,295          14,665
   #357475, 4.50% - 2019                                 101,724         101,670
   #725528, 5.50% - 2019                                  10,882          11,164
   #789885, 5.50% - 2019                                  13,542          13,893
   #745392, 4.50% - 2020                                 127,397         127,181
   #829028, 4.50% - 2020                                 166,167         165,592
   #745279, 5.00% - 2021                                 709,156         717,423
   #888564, 5.00% - 2021                                 270,388         273,540
   #745406, 6.00% - 2021                                  91,073          93,999
   #950360, 5.50% - 2022                                 301,148         307,682
   #254514, 5.50% - 2032                                   2,856           2,894
   #254550, 6.50% - 2032                                  18,214          18,988
   #545759, 6.50% - 2032                                 105,522         109,379
   #650075, 6.50% - 2032                                  13,634          14,213
   #725027, 5.00% - 2033                                 144,781         143,699
   #254767, 5.50% - 2033                                 143,052         144,876
   #254983, 5.50% - 2033                                  66,543          67,392
   #744692, 5.50% - 2033                                  36,326          36,789
   #744750, 5.50% - 2033                                  15,082          15,275
   #747387, 5.50% - 2033                                  23,745          24,048
   #747549, 5.50% - 2033                                   7,121           7,212
   #750362, 5.50% - 2033                                  29,243          29,616
   #756190, 5.50% - 2033                                  35,224          35,673
   #555417, 6.00% - 2033                                  52,468          54,134
   #763700, 5.00% - 2034                                  68,941          68,386
   #255028, 5.50% - 2034                                  16,387          16,558
   #725424, 5.50% - 2034                                 319,711         323,788
   #725773, 5.50% - 2034                                 244,002         246,549
   #725946, 5.50% - 2034                               1,313,976       1,329,768
   #762076, 5.50% - 2034                                  39,372          39,874
   #789293, 5.50% - 2034                                 140,559         142,519
   #796104, 5.50% - 2034                                  35,678          36,106
   #804395, 5.50% - 2034                                  86,626          87,667
   #923129, 5.50% - 2034                                  20,603          20,850
   #255459, 6.00% - 2034                                  37,825          38,882
   #725690, 6.00% - 2034                                  38,699          39,780
   #725704, 6.00% - 2034                                 318,871         328,310
   #790044, 6.00% - 2034                                  38,605          39,684
   #790217, 6.00% - 2034                                  15,052          15,472
   #790237, 6.00% - 2034                                  37,946          39,007

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #790629, 6.00% - 2034                             $    34,197   $      35,153
   #790788, 6.00% - 2034                                  39,337          40,436
   #791574, 6.00% - 2034                                  40,176          41,298
   #745216, 4.799% - 2035 (5)                             52,274          52,481
   #850863, 5.316% - 2035 (5)                             32,636          32,983
   #846551, 5.343% - 2035 (5)                             38,035          38,558
   #848476, 5.533% - 2035 (5)                             56,679          57,533
   #848522, 5.647% - 2035 (5)                             14,937          15,153
   #808951, 6.00% - 2035                                 373,389         383,176
   #745887, 5.50% - 2036                                 171,766         173,603
   #745946, 5.50% - 2036                                  22,611          22,853
   #745777, 5.542% - 2036 (5)                            119,014         121,478
   #888010, 5.981% - 2036 (5)                             35,857          36,376
   #893353, 6.00% - 2036                                  52,397          53,736
   #905196, 6.028% - 2036 (5)                             50,390          51,553
   #745554, 6.50% - 2036                                 405,841         421,126
   #896329, 6.50% - 2036                                  40,950          42,449
   #938089, 5.00% - 2037                                  26,242          25,994
   #938883, 5.00% - 2037                                  78,351          77,610
   #924778, 5.102% - 2037 (5)                            354,676         358,339
   #888884, 5.50% - 2037                                 164,976         167,079
   #899871, 5.50% - 2037                                 259,602         262,304
   #923128, 5.50% - 2037                                  24,684          24,948
   #939416, 5.712% - 2037 (5)                            349,256         355,356
   #952182, 5.80% - 2037 (5)                             116,302         118,102
   #1B3203, 5.92% - 2037 (5)                              33,791          34,387
   #928835, 6.50% - 2037                                  26,810          27,790
   #952502, 6.50% - 2037                                 159,367         165,191
   #959818, 6.50% - 2037                                 528,497         547,810
   #960122, 6.50% - 2037                                 179,405         185,961
   #969674, 6.00% - 2038                                 224,572         230,256
                                                                   -------------
                                                                      12,572,545
                                                                   -------------
                                                                      13,115,627
                                                                   -------------
   U.S. GOVERNMENT SPONSORED
   SECURITIES - 0.7%
   PASS-THRU'S - 0.7%
   Government National Mortgage Association
   #780766, 7.00% - 2013                                   1,163           1,173
   #781312, 7.00% - 2013                                  17,183          18,033
   #67365, 11.50% - 2013                                   1,330           1,565
   G2 2102, 8.00% - 2025                                     891             974
   #427029, 8.50% - 2026                                   1,497           1,649
   G2 3295, 5.50% - 2032                                  11,313          11,544
   #604639, 5.00% - 2033                                  63,703          63,823
   #612919, 5.00% - 2033                                 170,066         170,385

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage
   Association (continued)
   #615278, 5.00% - 2033                             $    81,083   $      81,235
   G2 3442, 5.00% - 2033                                 154,345         154,012
   G2 3458, 5.00% - 2033                                  43,466          43,358
   G2 3490, 6.50% - 2033                                   9,048           9,443
   G2 3513, 5.00% - 2034                                  55,192          55,039
   G2 3529, 5.00% - 2034                                  13,360          13,323
   #605561, 5.50% - 2034                                  52,242          53,383
   G2 3530, 5.50% - 2034                                  23,155          23,610
   G2 3517, 6.00% - 2034                                  31,552          32,614
                                                                   -------------
                                                                         735,163
                                                                   -------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $16,982,349)                                              $  17,098,898
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 2.5%
Federal Home Loan Bank
   5.60% - 2011                                           10,000          10,868
   5.13% - 2013                                          165,000         178,809
   5.25% - 2014                                          135,000         147,368
Federal Home Loan Mortgage Corporation
   5.13% - 2009                                           75,000          76,900
   4.13% - 2010                                          145,000         150,777
   6.00% - 2011                                          200,000         219,557
Federal National Mortgage Association
   3.25% - 2008                                          360,000         361,102
   6.63% - 2010                                          140,000         154,422
   6.00% - 2011                                          362,000         395,766
   4.38% - 2012                                          630,000         663,315
   4.38% - 2015                                          150,000         155,104
   4.88% - 2016                                          165,000         174,722
                                                                   -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES (Cost $2,546,668)                                 $   2,688,710
                                                                   -------------
U.S. GOVERNMENT SECURITIES - 2.8%
U.S. Treasury Bonds
   5.50%, 2028                                           435,000         504,328
   4.75%, 2037                                           320,000         344,175
U.S. Treasury Inflation Indexed Bonds
   2.00%, 2014                                            20,714          22,496
U.S. Treasury Notes
   4.75%, 2017                                         1,995,000       2,207,280
                                                                   -------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $2,970,674)                                               $   3,078,279
                                                                   -------------
ASSET BACKED SECURITIES - 2.6%
AUTO - 1.1%
AmeriCredit Automobile Receivables Trust
   2006-RM, 5.53%, 2014                                  280,000         261,416

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
ASSET BACKED SECURITIES (continued)
AUTO (CONTINUED)
Capital Auto Receivables Asset Trust
   2006-1, 5.26%, 2010                               $    60,000   $      61,048
   2006-SN1A, 5.32%,
   2010 (1)(3)(4)                                        175,000         177,628
   2006-SN1A, 5.50%,
   2010 (1)(3)(4)                                         25,000          25,372
Capital One Prime Auto Receivables Trust
   2006-2, 4.94%, 2012                                    75,000          76,453
Hyundai Auto Receivables Trust
   2007-A, 5.04%, 2012                                    50,000          50,635
   2006-A, 5.26%, 2012                                    70,000          71,534
Nissan Auto Receivables Owner Trust
   2008-A, 3.89%, 2010                                    50,000          50,086
Triad Auto Receivables Owner Trust
   2006-B, 5.52%, 2012                                   100,000          97,927
USAA Auto Owner Trust
   2008-1, 4.16%, 2012                                    50,000          50,393
   2007-2, 4.90%, 2012                                   150,000         152,492
   2007-1, 5.55%, 2013                                   130,000         134,673
                                                                   -------------
                                                                       1,209,657
                                                                   -------------
CREDIT CARDS - 1.1%
BA Credit Card Trust
   2006-A9, 2.828%, 2013 (5)                             175,000         170,886
   2007-C1, 3.108%, 2014 (5)                             175,000         140,621
Capital One Multi-Asset Execution Trust
   2008-A1, 3.568%, 2012 (5)                             175,000         174,440
   2007-C3, 3.108%, 2013 (5)                              70,000          61,377
   2005-A7, 4.70%, 2015                                   70,000          70,796
Citibank Credit Card Issuance Trust
   2007-A5, 5.50%, 2012                                  175,000         182,170
GE Capital Credit Card Master Note Trust
   2006-1, 5.08%, 2012                                    50,000          51,195
   2007-3, 3.118%, 2013 (5)                               90,000          82,114
MBNA Credit Card Master Note Trust
   2005-A3, 4.10%, 2012                                  185,000         187,540
   2006-C3, 3.108%, 2013 (5)                              35,000          29,713
                                                                   -------------
                                                                       1,150,852
                                                                   -------------
HOME EQUITY LOANS - 0.0%
BankBoston Home Equity Loan Trust
   1998-1, 6.35%, 2013                                     5,943           5,903
Chase Funding Mortgage Loan
Asset-Backed Certificates
   2002-2, 5.60%, 2031                                     6,770           6,020
                                                                   -------------
                                                                          11,923
                                                                   -------------
OTHER - 0.4%
CenterPoint Energy Transition Bond
   Company LLC
   2001-1, 5.63%, 2015                                    75,000          79,192
CNH Equipment Trust
   2007-A, 5.08%, 2014                                    50,000          48,388

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     -----------   -------------
ASSET BACKED SECURITIES (continued)
OTHER (CONTINUED)
GE Equipment Small Ticket LLC
   2005-1A, 4.51%, 2014 (1)(3)(4)                    $   100,000   $     101,131
Marriott Vacation Club Owner Trust
   2006-2A, 5.36%, 2028 (1)(3)(4)                         23,310          24,293
   2006-1A, 5.74%, 2028 (1)(3)(4)                         85,902          89,839
Peco Energy Transition Trust
   2001-A, 6.52%, 2010 (4)                               100,000         106,834
                                                                         449,677
                                                                   -------------
TOTAL ASSET BACKED SECURITIES (Cost $2,861,804)                    $   2,822,109
                                                                   -------------
SHORT TERM INVESTMENTS - 0.6%
State Street GA Money Market Fund                    $   156,552   $     156,552
T. Rowe Price Reserve Investment Fund                    521,008         521,008
TOTAL SHORT TERM INVESTMENTS (Cost $677,560)                       $     677,560
                                                                   -------------
TOTAL INVESTMENTS (SBL N FUND)
   (COST $108,703,321) - 100.0%                                    $ 109,771,090
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                             (23,457)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 109,747,633
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $109,393,075.

*   - Non-income producing security

1   - Security is deemed illiquid. The total market value of illiquid securities is $1,224,471 (cost $1,242,313), or 1.1% of total net assets.

2   - Security is a PFIC (Passive Foreign Investment Company)

3   - Security was acquired through a private placement.

4   - Security is a 144A security. The total market value of 144A securities is
      $1,963,059 (cost $1,995,377), or 1.8% of total net assets.

5   - Variable rate security. Rate indicated is rate effective at March 31,
      2008.

6   - Security is an interest-only strip. Rate indicated is effective yield at
      March 31, 2008.

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 94.4%
AEROSPACE & DEFENSE - 0.9%
Honeywell International, Inc.                             43,600   $   2,459,912
                                                                   -------------
AIR FREIGHT & LOGISTICS - 0.3%
United Parcel Service, Inc. (Cl.B)                        13,400         978,468
                                                                   -------------
AIRLINES - 0.3%
Southwest Airlines Company                                67,100         832,040
                                                                   -------------
ALUMINUM - 0.5%
Alcoa, Inc.                                               40,500       1,460,430
                                                                   -------------
ASSET MANAGEMENT & CUSTODY
BANKS - 1.9%
Bank of New York Mellon Corporation                       84,600       3,530,358
Legg Mason, Inc.                                          33,800       1,892,124
                                                                   -------------
                                                                       5,422,482
                                                                   -------------
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company *                                     104,100         595,452
                                                                   -------------
BIOTECHNOLOGY - 0.9%
Amgen, Inc. *                                             57,100       2,385,638
                                                                   -------------
BREWERS - 1.0%
Anheuser-Busch Companies, Inc.                            57,400       2,723,630
                                                                   -------------
BROADCASTING & CABLE TV - 1.3%
Cablevision Systems Corporation *                         50,400       1,080,072
CBS Corporation (Cl.B)                                    81,000       1,788,480
Comcast Corporation                                       43,900         849,026
                                                                   -------------
                                                                       3,717,578
                                                                   -------------
BUILDING PRODUCTS - 1.3%
Masco Corporation                                        110,900       2,199,147
USG Corporation *                                         40,500       1,491,210
                                                                   -------------
                                                                       3,690,357
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 0.9%
Alcatel-Lucent ADR                                       175,500       1,010,880
Cisco Systems, Inc. *                                     16,900         407,121
Motorola, Inc.                                           127,700       1,187,610
                                                                   -------------
                                                                       2,605,611
                                                                   -------------
COMPUTER HARDWARE - 0.8%
Dell, Inc. *                                             114,200       2,274,864
                                                                   -------------
CONSTRUCTION MATERIALS - 0.7%
Vulcan Materials Company                                  29,300       1,945,520
                                                                   -------------
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.                     10,100         439,754
                                                                   -------------
CONSUMER FINANCE - 1.5%
Capital One Financial Corporation                         48,600       2,392,092
SLM Corporation                                          111,400       1,709,990
                                                                   -------------
                                                                       4,102,082
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Automatic Data Processing, Inc.                            6,800   $     288,252
Computer Sciences Corporation *                           26,900       1,097,251
Electronic Data Systems Corporation                       47,300         787,545
                                                                   -------------
                                                                       2,173,048
                                                                   -------------
DEPARTMENT STORES - 0.1%
Macy's, Inc.                                              13,500         311,310
                                                                   -------------
DISTRIBUTORS - 0.5%
Genuine Parts Company                                     36,300       1,459,986
                                                                   -------------
DIVERSIFIED BANKS - 2.3%
U.S. Bancorp                                             118,100       3,821,716
Wells Fargo & Company                                     87,800       2,554,980
                                                                   -------------
                                                                       6,376,696
                                                                   -------------
DIVERSIFIED CHEMICALS - 1.0%
E.I. Du Pont de Nemours & Company                         60,400       2,824,304
                                                                   -------------
ELECTRIC UTILITIES - 3.0%
Duke Energy Corporation                                   95,200       1,699,320
Entergy Corporation                                       20,100       2,192,508
FirstEnergy Corporation                                   25,657       1,760,583
Pinnacle West Capital Corporation                         30,200       1,059,416
Progress Energy, Inc.                                     43,300       1,805,610
                                                                   -------------
                                                                       8,517,437
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Cooper Industries, Ltd.                                   30,176       1,211,566
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
Waste Management, Inc.                                    50,322       1,688,806
                                                                   -------------
HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc.                                         118,100       3,303,257
                                                                   -------------
HOMEBUILDING - 0.5%
DR Horton, Inc.                                           81,000       1,275,750
                                                                   -------------
HOMEFURNISHING RETAIL - 0.8%
Bed Bath & Beyond, Inc. *                                 77,300       2,280,350
                                                                   -------------
HOUSEHOLD APPLIANCES - 0.9%
Black & Decker Corporation                                13,500         892,350
Whirlpool Corporation                                     20,300       1,761,634
                                                                   -------------
                                                                       2,653,984
                                                                   -------------
HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Company                                 16,900       1,316,679
Kimberly-Clark Corporation                                26,900       1,736,395
Procter & Gamble Company                                  40,500       2,837,835
                                                                   -------------
                                                                       5,890,909
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HOUSEWARES & SPECIALTIES - 1.7%
Fortune Brands, Inc.                                      33,800   $   2,349,100
Newell Rubbermaid, Inc.                                  100,700       2,303,009
                                                                   -------------
                                                                       4,652,109
                                                                   -------------
HYPERMARKETS & SUPER CENTERS - 1.0%
Wal-Mart Stores, Inc.                                     54,000       2,844,720
                                                                   -------------
INDUSTRIAL CONGLOMERATES - 4.9%
3M Company                                                47,000       3,720,050
General Electric Company                                 268,400       9,933,484
                                                                   -------------
                                                                      13,653,534
                                                                   -------------
INDUSTRIAL MACHINERY - 1.0%
Illinois Tool Works, Inc.                                 60,800       2,932,384
                                                                   -------------
INSURANCE BROKERS - 1.3%
Marsh & McLennan Companies, Inc.                         155,300       3,781,555
                                                                   -------------
INTEGRATED OIL & GAS - 9.4%
BP plc ADR                                                36,784       2,230,950
Chevron Corporation                                       78,032       6,660,812
Exxon Mobil Corporation                                   78,968       6,679,113
Hess Corporation                                          31,100       2,742,398
Murphy Oil Corporation                                    40,300       3,310,242
Royal Dutch Shell plc ADR                                 67,200       4,635,456
                                                                   -------------
                                                                      26,258,971
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
AT&T, Inc.                                               164,001       6,281,238
Qwest Communications International, Inc.                 308,901       1,399,322
Verizon Communications, Inc.                              70,536       2,571,037
                                                                   -------------
                                                                      10,251,597
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 1.3%
eBay, Inc. *                                              33,800       1,008,592
Yahoo!, Inc. *                                            94,500       2,733,885
                                                                   -------------
                                                                       3,742,477
                                                                   -------------
INVESTMENT BANKING & BROKERAGE - 1.0%
Merrill Lynch & Company, Inc.                             67,500       2,749,950
                                                                   -------------
LEISURE PRODUCTS - 0.6%
Mattel, Inc.                                              87,800       1,747,220
                                                                   -------------
LIFE & HEALTH INSURANCE - 0.9%
Lincoln National Corporation                              50,324       2,616,848
                                                                   -------------
MOTORCYCLE MANUFACTURERS - 0.5%
Harley-Davidson, Inc.                                     40,500       1,518,750
                                                                   -------------
MOVIES & ENTERTAINMENT - 2.0%
Time Warner, Inc.                                        202,500       2,839,050
Walt Disney Company                                       84,000       2,635,920
                                                                   -------------
                                                                       5,474,970
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
MULTI-LINE INSURANCE - 1.4%
American International Group, Inc.                        67,500   $   2,919,375
Genworth Financial, Inc.                                  48,600       1,100,304
                                                                   -------------
                                                                       4,019,679
                                                                   -------------
MULTI-UTILITIES - 1.6%
NiSource, Inc.                                           132,400       2,282,576
TECO Energy, Inc.                                         34,800         555,060
Xcel Energy, Inc.                                         85,400       1,703,730
                                                                   -------------
                                                                       4,541,366
                                                                   -------------
OFFICE SERVICES & SUPPLIES - 0.9%
Avery Dennison Corporation                                51,700       2,546,225
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                       53,700       1,530,987
Schlumberger, Ltd.                                        23,600       2,053,200
                                                                   -------------
                                                                       3,584,187
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Anadarko Petroleum Corporation                            49,000       3,088,470
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 0.4%
Spectra Energy Corporation                                53,700       1,221,675
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
Bank of America Corporation                               23,400         887,094
Citigroup, Inc.                                           78,533       1,682,177
JPMorgan Chase & Company                                 165,162       7,093,708
                                                                   -------------
                                                                       9,662,979
                                                                   -------------
PACKAGED FOODS & MEATS - 3.8%
Campbell Soup Company                                     26,900         913,255
General Mills, Inc.                                       46,800       2,802,384
Hershey Company                                          101,300       3,815,971
Kraft Foods, Inc.                                         60,400       1,873,004
McCormick & Company, Inc.                                 33,600       1,242,192
                                                                   -------------
                                                                      10,646,806
                                                                   -------------
PAPER PRODUCTS - 1.9%
International Paper Company                              135,020       3,672,544
MeadWestvaco Corporation                                  60,400       1,644,088
                                                                   -------------
                                                                       5,316,632
                                                                   -------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                       54,000       2,135,160
                                                                   -------------
PHARMACEUTICALS - 7.1%
Abbott Laboratories                                       33,800       1,864,070
Bristol-Myers Squibb Company                              87,300       1,859,490
Eli Lilly & Company                                       77,200       3,982,748
Johnson & Johnson                                         57,100       3,704,077
Merck & Company, Inc.                                     70,300       2,667,885
Pfizer, Inc.                                             151,100       3,162,523
Wyeth                                                     64,100       2,676,816
                                                                   -------------
                                                                      19,917,609
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
PHOTOGRAPHIC PRODUCTS - 0.6%
Eastman Kodak Company                                     87,300   $   1,542,591
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 1.6%
Chubb Corporation                                         25,400       1,256,792
Progressive Corporation                                   77,300       1,242,211
Travelers Companies, Inc.                                 40,484       1,937,160
                                                                   -------------
                                                                       4,436,163
                                                                   -------------
PUBLISHING - 2.5%
Gannett Company, Inc.                                     81,000       2,353,050
McGraw-Hill Companies, Inc.                               74,300       2,745,385
New York Times Company                                   106,100       2,003,168
                                                                   -------------
                                                                       7,101,603
                                                                   -------------
RAILROADS - 0.2%
Union Pacific Corporation                                  4,000         501,520
                                                                   -------------
REGIONAL BANKS - 2.6%
Fifth Third Bancorp                                       94,500       1,976,940
Keycorp                                                   60,800       1,334,560
National City Corporation                                 47,000         467,650
SunTrust Banks, Inc.                                      64,100       3,534,474
                                                                   -------------
                                                                       7,313,624
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.                                   54,000       1,053,540
                                                                   -------------
SEMICONDUCTORS - 1.2%
Analog Devices, Inc.                                      70,500       2,081,160
Intel Corporation                                         67,200       1,423,296
                                                                   -------------
                                                                       3,504,456
                                                                   -------------
SOFT DRINKS - 0.1%
Coca-Cola Company                                          3,600         219,132
                                                                   -------------
SPECIALIZED CONSUMER SERVICES - 0.8%
H&R Block, Inc.                                          110,800       2,300,208
                                                                   -------------
SPECIALTY CHEMICALS - 0.8%
International Flavors & Fragrances, Inc.                  53,700       2,365,485
                                                                   -------------
SPECIALTY STORES - 0.2%
Tiffany & Company                                         13,500         564,840
                                                                   -------------
SYSTEMS SOFTWARE - 1.4%
Microsoft Corporation                                    135,000       3,831,300
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 1.2%
Countrywide Financial Corporation                         67,200         369,600
Federal National Mortgage Association                    111,400       2,932,048
                                                                   -------------
                                                                       3,301,648
                                                                   -------------
TOBACCO - 0.5%
UST, Inc.                                                 23,600       1,286,672
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Sprint Nextel Corporation                                168,800   $   1,129,272
                                                     -----------   -------------
TOTAL COMMON STOCK (Cost $263,073,413)                             $ 264,959,148
                                                                   -------------
FOREIGN STOCK - 0.9%
IRELAND - 0.2%
Allied Irish Banks plc                                    23,400         498,776
                                                                   -------------
SWITZERLAND - 0.5%
UBS AG                                                    48,800       1,417,868
                                                                   -------------
UNITED KINGDOM - 0.2%
Royal Bank of Scotland Group plc                          90,200         603,510
                                                     -----------   -------------
TOTAL FOREIGN STOCK (Cost $3,167,506)                              $   2,520,154
                                                                   -------------
PREFERRED STOCK - 0.3%
INVESTMENT BANKING & BROKERAGE - 0.3%
Merrill Lynch, Non-Cumulative
   Preferred Stock * (1)(2)                                   12         962,728
                                                     -----------   -------------
TOTAL PREFERRED STOCK (Cost $1,200,000)                            $     962,728
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CONVERTIBLE BOND - 0.1%
AUTOMOTIVE - 0.1%
Ford Motor Company
   4.25%, 2036                                       $   380,000         325,850
                                                                   -------------
TOTAL CONVERTIBLE BOND (Cost $380,000)                             $     325,850
                                                                   -------------
SHORT TERM INVESTMENTS - 12.3%
State Street GA Money Market Fund                    $26,971,191   $  26,971,191
T. Rowe Price Reserve Investment Fund                  7,451,409       7,451,409
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $34,422,600)                                              $  34,422,600
                                                                   -------------
TOTAL INVESTMENTS (SBL O FUND)
   (COST $302,243,519) - 108.0%                                    $ 303,190,480
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%                       (22,546,119)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 280,644,361
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $303,509,670.

*  - Non-income producing security

1 - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2 - Security is deemed illiquid. The total market value of illiquid securities is $962,728 (cost $1,200,000), or 0.3% of total net assets.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2008 (Unaudited) - continued

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 0.0%
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings, Inc. *                          57   $       3,132
                                                                   -------------
AIRLINES - 0.0%
Delta Air Lines, Inc. *                                    1,719          14,783
Northwest Airlines Corporation *                             292           2,625
                                                                   -------------
                                                                          17,408
                                                                   -------------
BROADCASTING & CABLE TV - 0.0%
Adelphia Recovery Trust *                                  5,270             316
Time Warner Cable, Inc. *                                    304           7,576
                                                                   -------------
                                                                           7,892
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc. *                                   1,207          11,466
                                                                   -------------
HEALTH CARE EQUIPMENT - 0.0%
MEDIQ, Inc. *                                                 92               1
                                                                   -------------
MORTGAGE REIT'S - 0.0%
Bimini Capital Management, Inc. * (1)                     30,450           8,222
HomeBanc Corporation *                                    30,000             150
                                                                   -------------
                                                                           8,372
                                                                   -------------
TOTAL COMMON STOCK (Cost $746,358)                                 $      48,271
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CONVERTIBLE BOND - 3.6%
AEROSPACE & DEFENSE - 0.9%
DRS Technologies, Inc.
   2.00%, 2026 (2)(3)                                $   800,000         901,000
                                                                   -------------
AUTOMOTIVE - 0.6%
Sonic Automotive, Inc.
   5.25%, 2009                                           650,000         637,000
                                                                   -------------
HEALTH CARE SERVICES - 0.8%
Aspect Medical Systems, Inc.
   2.50%, 2014                                           725,000         394,219
Invacare Corporation
   4.125%, 2027                                          350,000         391,888
                                                                   -------------
                                                                         786,107
                                                                   -------------
PETROLEUM - 0.6%
USEC, Inc.
   3.00%, 2014                                         1,100,000         639,375
                                                                   -------------
TELECOMMUNICATIONS - 0.7%
Nextel Communications, Inc.
   5.25%, 2010                                           750,000         688,125
                                                                   -------------
TOTAL CONVERTIBLE BOND (Cost $4,311,240)                           $   3,651,607
                                                                   -------------
CORPORATE BOND - 81.5%
AEROSPACE & DEFENSE - 1.9%
Esterline Technologies Corporation
   7.75%, 2013 (3)                                       610,000         619,150

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
Vought Aircraft Industries, Inc.
   8.00%, 2011                                       $ 1,450,000   $   1,330,375
                                                                   -------------
                                                                       1,949,525
                                                                   -------------
AIRLINES - 2.7%
Calair Capital Corporation
   8.13%, 2008 (2)                                       675,000         675,000
Continental Airlines, Inc.
   7.03%, 2011                                           296,573         266,916
   8.31%, 2011                                           571,944         534,767
Delta Air Lines, Inc.
   7.90%, 2009 (4)                                        75,000           2,250
   7.71%, 2011                                           530,000         487,600
   7.78%, 2012                                           833,106         774,788
                                                                   -------------
                                                                       2,741,321
                                                                   -------------
AUTOMOTIVE - 4.6%
Dura Operating Corporation
   8.625%, 2012 (4)                                       10,000             850
Ford Motor Credit Company LLC
   8.708%, 2012 (5)                                      300,000         281,896
General Motors Corporation
   8.375%, 2033                                        1,150,000         810,750
Group 1 Automotive, Inc.
   8.25%, 2013                                         1,050,000         987,000
Metaldyne Corporation
   11.00%, 2012                                        1,000,000         280,000
Sonic Automotive, Inc.
   8.63%, 2013                                           600,000         555,000
Tenneco, Inc.
   8.63%, 2014                                           550,000         540,375
TRW Automotive, Inc.
   7.25%, 2014 (2)(3)                                  1,250,000       1,137,500
                                                                   -------------
                                                                       4,593,371
                                                                   -------------
BANKING - 0.9%
Cardtronics, Inc.
   9.25%, 2013                                           900,000         846,000
FCB Capital Trust
   8.05%, 2028                                            75,000          78,023
Western Financial Bank
   9.625%, 2012                                            5,000           5,302
                                                                   -------------
                                                                         929,325
                                                                   -------------
BROKERAGE - 2.2%
E*Trade Financial Corporation
   8.00%, 2011                                           750,000         626,250
   7.875%, 2015                                        2,150,000       1,526,500
                                                                   -------------
                                                                       2,152,750
                                                                   -------------
CHEMICALS - 1.1%
CNA Holdings, Inc.
   7.13%, 2009                                           225,000         213,750
Methanex Corporation
   8.75%, 2012                                             5,000           5,362

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
CHEMICALS (CONTINUED)
PolyOne Corporation
   6.52%, 2010                                       $   330,000   $     306,900
   6.58%, 2011                                           625,000         575,000
                                                                   -------------
                                                                       1,101,012
                                                                   -------------
CONSTRUCTION MACHINERY - 2.2%
Neff Corporation
   10.00%, 2015                                          100,000          47,500
RSC Equipment Rental, Inc.
   9.50%, 2014                                         1,300,000       1,085,500
United Rentals North America, Inc.
   6.50%, 2012                                           625,000         565,625
   7.00%, 2014                                           625,000         490,625
                                                                   -------------
                                                                       2,189,250
                                                                   -------------
CONSUMER PRODUCTS - 0.2%
Hanesbrands, Inc.
   8.204%, 2014 (3)(5)                                   150,000         133,125
Hasbro, Inc.
   6.15%, 2008                                            56,000          56,394
Icon Health & Fitness
   11.25%, 2012                                           25,000          25,500
                                                                   -------------
                                                                         215,019
                                                                   -------------
DISTRIBUTORS - 1.1%
SemGroup, LP
   8.75%, 2015 (2)(3)                                  1,200,000       1,098,000
                                                                   -------------
ELECTRIC - 1.8%
AES Red Oak LLC
   8.54%, 2019                                         1,129,444       1,129,444
Avista Corporation
   9.75%, 2008                                            50,000          50,548
Dynegy Holdings, Inc.
   7.75%, 2019                                           250,000         233,750
East Coast Power LLC
   7.07%, 2012                                            84,520          88,903
GrafTech Finance, Inc.
   10.25%, 2012                                          155,000         160,425
Westar Energy, Inc.
   7.125%, 2009                                           90,000          93,901
                                                                   -------------
                                                                       1,756,971
                                                                   -------------
ENVIRONMENTAL - 0.4%
Casella Waste Systems, Inc.
   9.75%, 2013                                           400,000         391,000
                                                                   -------------
FINANCIAL - OTHER - 1.6%
Harland Clarke Holdings Corporation
   7.815%, 2015 (5)                                    1,400,000         868,000
Progress Capital Trust I
   10.50%, 2027                                          700,000         757,026
                                                                   -------------
                                                                       1,625,026
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.1%
General Motors Acceptance Corporation
   6.75%, 2014                                       $   650,000   $     460,006
   8.00%, 2031                                         1,350,000         967,534
Residential Capital LLC
   8.875%, 2015                                        1,300,000         630,500
                                                                   -------------
                                                                       2,058,040
                                                                   -------------
FOOD & BEVERAGE - 3.0%
Constellation Brands, Inc.
   8.375%, 2014                                          900,000         927,000
Dole Food Company, Inc.
   7.25%, 2010                                           400,000         308,000
   8.88%, 2011                                         1,150,000         931,500
Harry & David Holdings, Inc.
   9.00%, 2013                                           900,000         783,000
Land O' Lakes, Inc.
   8.75%, 2011                                            60,000          61,500
                                                                   -------------
                                                                       3,011,000
                                                                   -------------
GAMING - 5.9%
Boyd Gaming Corporation
   7.125%, 2016                                          800,000         644,000
Galaxy Entertainment Finance Company, Ltd.
   9.88%, 2012 (2)(3)                                    975,000         967,687
Harrah's Operating Company, Inc.
   10.75%, 2016 (2)(3)                                   750,000         631,875
MGM Mirage
   8.50%, 2010                                            15,000          15,487
   8.375%, 2011                                           55,000          55,138
   6.75%, 2012                                           625,000         579,688
   6.75%, 2013 (3)                                       500,000         460,000
Mohegan Tribal Gaming Authority
   7.125%, 2014                                        1,250,000       1,025,000
Pinnacle Entertainment, Inc.
   7.50%, 2015 (2)(3)                                    750,000         590,625
Station Casinos, Inc.
   6.00%, 2012                                           925,000         758,500
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (2)(3)                                    150,000         143,250
                                                                   -------------
                                                                       5,871,250
                                                                   -------------
HEALTH CARE - 3.2%
Coventry Health Care, Inc.
   6.13%, 2015                                           575,000         571,001
HCA, Inc.
   6.50%, 2016                                         2,100,000       1,769,250
InvaCare Corporation
   9.75%, 2015 (3)                                       150,000         150,750
Johnsondiversey, Inc.
   9.625%, 2012                                            5,000           4,925

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
HEALTH CARE (CONTINUED)
US Oncology, Inc.
   10.75%, 2014                                      $   675,000   $     666,563
                                                                   -------------
                                                                       3,162,489
                                                                   -------------
HOME CONSTRUCTION - 1.1%
Meritage Homes Corporation
   7.00%, 2014                                           500,000         378,750
   6.25%, 2015                                         1,000,000         750,000
                                                                   -------------
                                                                       1,128,750
                                                                   -------------
INDEPENDENT ENERGY - 2.9%
Forest Oil Corporation
   8.00%, 2008                                            15,000          15,056
   7.25%, 2019                                           375,000         381,563
Hilcorp Energy I, LP
   7.75%, 2015 (2)(3)                                    250,000         234,375
MarkWest Energy Partners, LP
   8.50%, 2016                                           400,000         403,000
Plains Exploration & Production Company
   7.00%, 2017                                           500,000         480,000
Range Resources Corporation
   7.38%, 2013                                            75,000          76,125
Southwestern Energy Company
   7.50%, 2018 (2)(3)                                    150,000         155,250
Transmeridian Exploration, Inc.
   12.00%, 2010                                        1,225,000         955,500
VeraSun Energy Corporation
   9.375%, 2017 (2)(3)                                   250,000         171,250
                                                                   -------------
                                                                       2,872,119
                                                                   -------------
INDUSTRIAL - OTHER - 1.7%
Anixter International, Inc.
   5.95%, 2015                                           250,000         220,645
Belden, Inc.
   7.00%, 2017                                           300,000         289,500
Corrections Corporation of America
   7.50%, 2011                                           200,000         202,000
Iron Mountain, Inc.
   8.25%, 2011                                           800,000         797,000
Mobile Services Group, Inc.
   9.75%, 2014                                           200,000         187,000
                                                                   -------------
                                                                       1,696,145
                                                                   -------------
INSURANCE - LIFE - 0.1%
USI Holdings Corporation
   9.75%, 2015 (2)(3)                                    100,000          72,250
                                                                   -------------
INSURANCE - PROPERTY & CASUALTY - 2.1%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                         2,075,000       2,054,250
                                                                   -------------
MEDIA - CABLE - 2.9%
Cablevision Systems Corporation
   9.644%, 2009 (5)                                      250,000         248,125

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
CSC Holdings, Inc.
   7.25%, 2008                                       $   375,000   $     375,000
   8.125%, 2009 to 2009                                   35,000          35,350
   6.75%, 2012                                           325,000         313,625
Jones Intercable, Inc.
   7.63%, 2008                                           200,000         200,234
Satelites Mexicanos S.A. de CV
   11.446%, 2011 (5)                                   1,464,175       1,347,041
Shaw Communications, Inc.
   7.25%, 2011                                           375,000         386,250
                                                                   -------------
                                                                       2,905,625
                                                                   -------------
MEDIA - NON CABLE - 5.8%
Block Communications, Inc.
   8.25%, 2015 (2)(3)                                  1,125,000       1,057,500
Bonten Media Acquisition Company
   9.00%, 2015 (2)(3)                                    100,000          77,000
CMP Susquehanna Corporation
   9.875%, 2014                                        1,200,000         828,000
Fisher Communications, Inc.
   8.63%, 2014                                           250,000         252,500
Historic TW, Inc.
   9.125%, 2013                                           30,000          33,622
Idearc, Inc.
   8.00%, 2016                                           650,000         420,875
Intelsat, Ltd.
   7.63%, 2012                                           725,000         547,375
Morris Publishing Group LLC
   7.00%, 2013 (3)                                     1,625,000         926,250
Reader's Digest Association, Inc.
   9.00%, 2017 (2)(3)                                    150,000         100,125
RH Donnelley Corporation
   8.875%, 2016                                          650,000         411,125
Univision Communications, Inc.
   9.75%, 2015 (2)(3)                                  1,950,000       1,179,750
                                                                   -------------
                                                                       5,834,122
                                                                   -------------
METALS & MINING - 5.0%
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (2)(3)                                  2,800,000       2,520,000
Noble Group, Ltd.
   6.63%, 2015 (2)(3)                                    550,000         472,552
PNA Group, Inc.
   10.75%, 2016 (3)                                      500,000         435,000
USEC, Inc.
   6.75%, 2009                                         1,625,000       1,576,250
                                                                   -------------
                                                                       5,003,802
                                                                   -------------
NATURAL GAS PIPELINES - 1.1%
Regency Energy Partners, LP
   8.375%, 2013                                        1,105,000       1,127,100
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
OIL FIELD SERVICES - 0.7%
Calfrac Holdings LP
   7.75%, 2015 (2)(3)                                $   250,000   $     233,750
Pemex Project Funding Master Trust
   7.875%, 2009                                           25,000          25,892
   9.125%, 2010                                           10,000          11,200
Stallion Oilfield Services
   9.75%, 2015 (2)(3)                                    700,000         479,500
                                                                   -------------
                                                                         750,342
                                                                   -------------
PACKAGING - 0.8%
Ball Corporation
   6.88%, 2012                                           250,000         254,375
Graham Packaging Company, Inc.
   9.88%, 2014                                           625,000         525,000
Owens-Illinois, Inc.
   7.50%, 2010                                            30,000          30,675
                                                                   -------------
                                                                         810,050
                                                                   -------------
PAPER - 2.5%
Georgia-Pacific Corporation
   7.13%, 2017 (2)(3)                                    325,000         300,625
Sino-Forest Corporation
   9.13%, 2011 (2)(3)                                  2,275,000       2,206,750
                                                                   -------------
                                                                       2,507,375
                                                                   -------------
PHARMACEUTICALS - 0.0%
Valeant Pharmaceuticals International
   7.00%, 2011                                            50,000          47,625
                                                                   -------------
REFINING - 0.4%
Frontier Oil Corporation
   6.63%, 2011                                           300,000         296,250
United Refining Company
   10.50%, 2012                                          100,000          99,000
                                                                   -------------
                                                                         395,250
                                                                   -------------
REIT'S - 3.5%
American Real Estate Partners, LP
   8.13%, 2012                                         2,185,000       2,130,375
   7.13%, 2013                                           400,000         363,000
BF Saul Reit
   7.50%, 2014                                         1,150,000       1,020,625
                                                                   -------------
                                                                       3,514,000
                                                                   -------------
RESTAURANTS - 0.1%
Seminole Hard Rock Entertainment, Inc.
   5.30%, 2014 (2)(3)(5)                                 150,000         118,875
                                                                   -------------
RETAILERS - 6.7%
Blockbuster, Inc.
   9.00%, 2012                                         1,100,000         896,500
Duane Reade, Inc.
   9.75%, 2011                                         1,300,000       1,085,500
General Nutrition Centers, Inc.
   7.199%, 2014 (5)                                      675,000         563,625

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE BOND (CONTINUED)
RETAILERS (CONTINUED)
JC Penney Corporation, Inc.
   7.375%, 2008                                      $    40,000   $      40,335
Michaels Stores, Inc.
   11.375%, 2016                                       1,750,000       1,373,750
Neiman-Marcus Group, Inc.
   10.375%, 2015                                       1,450,000       1,450,000
PCA LLC
   11.875%, 2009 (4)                                      30,000           1,200
Saks, Inc.
   9.875%, 2011                                        1,300,000       1,300,000
                                                                   -------------
                                                                       6,710,910
                                                                   -------------
TECHNOLOGY - 4.8%
Amkor Technology, Inc.
   9.25%, 2016                                         2,125,000       2,045,312
NXP BV
   9.50%, 2015                                           650,000         534,625
Seagate Technology HDD Holdings
   6.80%, 2016                                           650,000         619,125
Viasystems, Inc.
   10.50%, 2011                                        1,700,000       1,559,750
                                                                   -------------
                                                                       4,758,812
                                                                   -------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
iPCS, Inc.
   6.489%, 2014 (5)                                      400,000         308,000
MetroPCS Wireless, Inc.
   9.25%, 2014                                           675,000         621,000
Rural Cellular Corporation
   8.989%, 2012 (5)                                      650,000         650,000
   6.076%, 2013 (5)                                      675,000         675,000
                                                                   -------------
                                                                       2,254,000
                                                                   -------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
Qwest Corporation
   7.88%, 2011                                           150,000         149,625
                                                                   -------------
Textile - 0.3%
Invista
   9.25%, 2012 (2)(3)                                    250,000         255,625
                                                                   -------------
TRANSPORTATION SERVICES - 1.7%
American Railcar Industries, Inc.
   7.50%, 2014                                           250,000         220,000
Overseas Shipholding Group, Inc.
   8.25%, 2013                                           400,000         401,500
St. Acquisition Corporation
   12.50%, 2017 (2)(3)                                 1,350,000         550,125
US Shipping Partners, LP
   13.00%, 2014                                          625,000         572,656
                                                                   -------------
                                                                       1,744,281
                                                                   -------------
TOTAL CORPORATE BOND (Cost $90,755,135)                            $  81,556,282
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
FOREIGN BOND - 0.1%
TUNISIA - 0.1%
Banque Centrale de Tunisie
   7.375%, 2012                                      $    80,000   $      86,400
                                                                   -------------
TOTAL FOREIGN BOND (Cost $79,358)                                  $      86,400
                                                                   -------------
FOREIGN GOVERNMENT BOND - 0.4%
CHILE - 0.0%
Chile Government International Bond
   7.125%, 2012                                           25,000          27,707
                                                                   -------------
MEXICO - 0.2%
Mexico Government International Bond
   8.375%, 2011                                           85,000          95,923
   7.50%, 2012                                           116,000         130,500
                                                                   -------------
                                                                         226,423
                                                                   -------------
PHILIPPINES - 0.0%
Philippine Government International Bond
   8.375%, 2009                                           30,000          31,350
                                                                   -------------
RUSSIA - 0.1%
Russia Government International Bond
   8.25%, 2010 (2)(3)                                     20,279          21,424
Russian Ministry of Finance
   3.00%, 2011                                            80,000          76,728
                                                                   -------------
                                                                          98,152
                                                                   -------------
SOUTH AFRICA - 0.1%
South Africa Government International Bond
   7.375%, 2012                                           35,000          37,888
                                                                   -------------
TOTAL FOREIGN GOVERNMENT BOND
(Cost $372,010)                                                    $     421,520
                                                                   -------------
PREFERRED STOCK - 3.5%
DEPARTMENT STORES - 0.4%
Sears Holdings Corporation
   7.00%, 2042                                             6,510         112,298
   7.40%, 2043                                            18,320         325,753
                                                                   -------------
                                                                         438,051
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Hospitality Properties Trust
   7.00%, 2012                                            85,000       1,657,500
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 1.4%
Federal Home Loan Mortgage Corporation
   8.375%, 2012                                           28,000         683,200
Federal National Mortgage Association
   8.25%, 2010                                            28,000         673,400
                                                                   -------------
                                                                       1,356,600
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $3,922,729)                            $   3,452,151
                                                                   -------------
SENIOR FLOATING RATE INTERESTS - 6.0%
AUTOMOTIVE - 1.7%
Delphi, Term Loan C
   6.75%, 2008 (5)(6)                                    650,000         636,304

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
AUTOMOTIVE (CONTINUED)
Ford Motor Company, Term Loan B
   5.80%, 2013 (5)(6)                                $ 1,283,750   $   1,049,265
                                                                   -------------
                                                                       1,685,569
                                                                   -------------
BUSINESS EQUIPMENT & SERVICES - 2.3%
First Data Corporation, Initial B1 Term Loan
   5.35%, 2014 (5)(6)                                  1,950,191       1,753,276
   5.45%, 2014 (5)(6)                                    139,309         125,243
VNU, Term Loan
   5.35%, 2013 (5)(6)                                    462,129         416,081
                                                                   -------------
                                                                       2,294,600
                                                                   -------------
HEALTH CARE - 0.8%
DaVita, Inc., Term Loan B
   4.21%, 2012 (5)(6)                                    418,302         391,826
   4.32%, 2012 (5)(6)                                     18,897          17,701
   4.57%, 2012 (5)(6)                                     26,996          25,288
   4.60%, 2012 (5)(6)                                     40,494          37,931
   5.76%, 2012 (5)(6)                                     26,996          25,288
   6.23%, 2012 (5)(6)                                    389,358         364,713
                                                                   -------------
                                                                         862,747
                                                                   -------------
MEDIA - NON CABLE - 0.7%
VNU, Term Loan
   5.35%, 2013 (5)(6)                                    769,127         692,489
                                                                   -------------
UTILITIES - 0.5%
LS Power/Broadway General Funding LLC, Term Loan B
   6.45%, 2015 (5)(6)                                    484,087         475,615
                                                                   -------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Cost $6,576,066)                                               $   6,011,020
                                                                   -------------
TOTAL INVESTMENTS (SBL P FUND)
   (COST $106,762,896) - 95.1%                                     $  95,227,251
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%                           4,859,214
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 100,086,465
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $106,228,149.

*   - Non-income producing security

1   - Security is deemed illiquid. The total market value of illiquid securities is $8,222 (cost $451,175), or 0.0% of total net assets.

2   - Security was acquired through a private placement.

3   - Security is a 144A security. The total market value of 144A securities is
      $18,400,939 (cost $21,342,729), or 18.4% of total net assets.

4   - Security is in default of interest and/or principal obligations.

5   - Variable rate security. Rate indicated is rate effective at March 31,
      2008.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2008 (Unaudited) - continued

6   - Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 94.0%
AIRLINES - 0.7%
Alaska Air Group, Inc. *                                  33,400   $     655,308
Lan Airlines S.A. ADR                                     30,700         433,484
                                                                   -------------
                                                                       1,088,792
                                                                   -------------
APPAREL RETAIL - 0.6%
Collective Brands, Inc. *                                 61,200         741,744
Foot Locker, Inc.                                          9,200         108,284
                                                                   -------------
                                                                         850,028
                                                                   -------------
APPLICATION SOFTWARE - 0.2%
Evans & Sutherland Computer Company *                        400             304
Symyx Technologies *                                      32,300         242,250
                                                                   -------------
                                                                         242,554
                                                                   -------------
AUTOMOBILE MANUFACTURERS - 0.9%
Fleetwood Enterprises, Inc. *                            295,300       1,358,380
                                                                   -------------
BIOTECHNOLOGY - 0.1%
Infinity Pharmaceuticals, Inc. *                          28,500         173,565
                                                                   -------------
BROADCASTING & CABLE TV - 1.2%
Citadel Broadcasting Corporation                         444,700         738,202
Discovery Holding Company *                               38,800         823,336
Entravision Communications Corporation *                  39,400         262,404
                                                                   -------------
                                                                       1,823,942
                                                                   -------------
CASINOS & GAMING - 0.1%
Empire Resorts, Inc. *                                    82,300         112,751
                                                                   -------------
COMMERCIAL PRINTING - 0.5%
Deluxe Corporation                                        37,800         726,138
                                                                   -------------
COMMODITY CHEMICALS - 0.4%
Calgon Carbon Corporation *                               35,800         538,790
Wellman, Inc.                                            115,000           2,541
                                                                   -------------
                                                                         541,331
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 2.6
3Com Corporation *                                       706,600       1,618,114
China GrenTech Corporation, Ltd.
   ADR *                                                 132,900         680,448
MasTec, Inc. * (1)                                        62,400         512,304
MRV Communications, Inc. *                               490,380         671,821
Powerwave Technologies, Inc. *                           142,100         362,355
                                                                   -------------
                                                                       3,845,042
                                                                   -------------
COMPUTER HARDWARE - 0.6%
Cray, Inc. *                                             152,600         909,496
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS - 2.4%
Intermec, Inc. *                                         158,100       3,508,239
Novatel Wireless, Inc. *                                   7,000          67,760
                                                                   -------------
                                                                       3,575,999
                                                                   -------------
CONSTRUCTION & ENGINEERING - 3.3%
Chicago Bridge & Iron Company N.V.                       124,900       4,901,076
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc. *                                    127,516   $     484,561
                                                                   -------------
DIVERSIFIED CHEMICALS - 0.5%
Ashland, Inc. (1)                                         16,400         775,720
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 2.5%
Geo Group, Inc. * (1)                                    109,300       3,108,492
Healthcare Services Group                                 31,855         657,487
                                                                   -------------
                                                                       3,765,979
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Encore Wire Corporation (1)                                5,000          91,050
GrafTech International, Ltd. *                           103,300       1,674,493
Power-One, Inc. * (2)                                    251,000         805,710
                                                                   -------------
                                                                       2,571,253
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.8%
Cognex Corporation (1)                                    57,075       1,245,947
Coherent, Inc. *                                          45,600       1,270,872
OSI Systems, Inc. *                                       65,000       1,496,300
Vishay Intertechnology, Inc. *                            25,300         229,218
                                                                   -------------
                                                                       4,242,337
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
ABM Industries, Inc.                                     101,400       2,275,416
                                                                   -------------
EXCHANGE TRADED FUNDS - 0.4%
iShares Russell 2000 Value Index Fund                      9,700         636,029
                                                                   -------------
GOLD - 11.3%
Goldcorp, Inc. (1)                                       178,100       6,901,375
Randgold Resources, Ltd. ADR (1)                         189,000       8,758,260
Yamana Gold, Inc.                                         86,500       1,264,630
                                                                   -------------
                                                                      16,924,265
                                                                   -------------
HEALTH CARE EQUIPMENT - 0.3%
Symmetry Medical, Inc. * (1)                              31,300         519,580
                                                                   -------------
HEALTH CARE SERVICES - 1.9%
Cross Country Healthcare, Inc. *                         109,750       1,357,607
Gentiva Health Services, Inc. *                           65,500       1,425,280
                                                                   -------------
                                                                       2,782,887
                                                                   -------------
HEALTH CARE SUPPLIES - 1.1%
OraSure Technologies, Inc. *                             221,900       1,622,089
                                                                   -------------
HOMEBUILDING - 2.7%
Champion Enterprises, Inc. *                             339,600       3,406,188
Palm Harbor Homes, Inc. *                                 41,600         218,816
Skyline Corporation                                       17,200         478,504
                                                                   -------------
                                                                       4,103,508
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.3%
Kforce, Inc. *                                            42,400   $     374,816
                                                                   -------------
INTEGRATED OIL & GAS - 1.3%
InterOil Corporation *                                   120,400       1,982,988
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
Cincinnati Bell, Inc. *                                  360,900       1,537,434
                                                                   -------------
IT CONSULTING & OTHER SERVICES - 0.1%
MPS Group, Inc. *                                          5,300          62,646
SRA International, Inc. * (1)                              3,900          94,809
                                                                   -------------
                                                                         157,455
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Applera Corporation - Applied
   Biosystems Group (1)                                   18,000         591,480
MDS, Inc. *                                               48,900         952,572
                                                                   -------------
                                                                       1,544,052
                                                                   -------------
METAL & GLASS CONTAINERS - 0.7%
Constar International, Inc. *                             45,700         119,734
Intertape Polymer Group, Inc. *                          384,100         910,317
                                                                   -------------
                                                                       1,030,051
                                                                   -------------
MORTGAGE REIT'S - 3.6%
Annaly Capital Management, Inc. (1)                      180,500       2,765,260
Anworth Mortgage Asset Corporation                        72,900         446,877
Capstead Mortgage Corporation                             88,700       1,011,180
MFA Mortgage Investments, Inc.                           184,400       1,161,720
                                                                   -------------
                                                                       5,385,037
                                                                   -------------
OFFICE SERVICES & SUPPLIES - 0.8%
ACCO Brands Corporation *                                 83,200       1,129,024
                                                                   -------------
OIL & GAS DRILLING - 3.9%
Helmerich & Payne, Inc. (1)                               69,800       3,271,526
Parker Drilling Company *                                 86,400         558,144
Pride International, Inc. *                               30,600       1,069,470
Transocean, Inc.                                           7,264         982,093
                                                                   -------------
                                                                       5,881,233
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 11.6%
Boots & Coots International
Control, Inc. *                                           44,000          78,760
Global Industries, Ltd. * (1)                            272,400       4,382,916
Helix Energy Solutions Group, Inc. * (1)                  52,300       1,647,450
ION Geophysical Corporation *                             37,200         513,360
Key Energy Services, Inc. *                              162,535       2,181,220
Matrix Service Company *                                   9,200         158,056
Newpark Resources *                                      370,900       1,891,590
Oceaneering International, Inc. *                         37,200       2,343,600
PHI, Inc. (Non Voting) *                                  34,900       1,100,746

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
PHI, Inc. *                                                6,400   $     195,200
Smith International, Inc.                                  5,000         321,150
Willbros Group, Inc. * (1)                                82,100       2,512,260
                                                                   -------------
                                                                      17,326,308
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 12.3%
Forest Oil Corporation * (1)                              40,900       2,002,464
Mariner Energy, Inc. *                                    34,100         921,041
McMoRan Exploration Company * (1)                        174,500       3,017,105
Newfield Exploration Company *                            26,900       1,421,665
Noble Energy, Inc. (1)                                    15,000       1,092,000
PetroHawk Energy Corporation *                            16,800         338,856
Petroquest Energy, Inc. *                                 31,600         547,944
Pioneer Natural Resources Company                         15,100         741,712
Range Resources Corporation (1)                          130,800       8,299,260
                                                                   -------------
                                                                      18,382,047
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.1%
Highlands Acquisition Corporation *                       12,600         119,070
                                                                   -------------
PACKAGED FOODS & MEATS - 2.1%
Del Monte Foods Company                                  323,100       3,079,143
                                                                   -------------
PAPER PACKAGING - 0.1%
Chesapeake Corporation                                    44,800         215,488
                                                                   -------------
PAPER PRODUCTS - 0.4%
Wausau Paper Corporation                                  67,400         556,724
                                                                   -------------
PERSONAL PRODUCTS - 0.8%
Prestige Brands Holdings, Inc. *                         147,900       1,209,822
                                                                   -------------
PHARMACEUTICALS - 0.9%
Alpharma, Inc. *                                          37,700         988,117
Salix Pharmaceuticals, Ltd. *                             52,600         330,328
                                                                   -------------
                                                                       1,318,445
                                                                   -------------
PRECIOUS METALS & MINERALS - 1.9%
Apex Silver Mines, Ltd. *                                228,900       2,774,268
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 3.5%
Argo Group International Holdings, Ltd. *                 71,200       2,529,024
Hilltop Holdings, Inc. *                                 114,190       1,187,576
Mercury General Corporation                               25,600       1,134,336
NYMAGIC, Inc.                                             17,600         399,696
                                                                   -------------
                                                                       5,250,632
                                                                   -------------
PUBLISHING - 1.0%
McClatchy Company                                         51,800         554,260
RH Donnelley Corporation * (1)                           105,800         535,348

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
PUBLISHING (CONTINUED)
Voyager Learning Company *                                61,700   $     397,965
                                                                   -------------
                                                                       1,487,573
                                                                   -------------
REGIONAL BANKS - 0.2%
Colonial BancGroup, Inc.                                  27,200         261,936
                                                                   -------------
RESIDENTIAL REIT'S - 0.4%
Sun Communities, Inc.                                     30,900         633,450
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation *                           302,700         514,590
                                                                   -------------
SPECIALTY CHEMICALS - 0.7%
OM Group, Inc. * (1)                                      20,300       1,107,162
                                                                   -------------
STEEL - 4.2%
Carpenter Technology Corporation (1)                      39,400       2,205,218
Steel Dynamics, Inc. (1)                                  91,000       3,006,640
United States Steel Corporation (1)                        4,000         507,480
Webco Industries, Inc. *                                   4,745         550,420
                                                                   -------------
                                                                       6,269,758
                                                                   -------------
TRUCKING - 0.2%
Covenant Transportation Group, Inc. *                     48,700         248,370
                                                                   -------------
TOTAL COMMON STOCK (Cost $126,755,733)                             $ 140,629,594
                                                                   -------------
FOREIGN STOCK - 0.8%
CANADA - 0.8%
Air Canada *                                              11,100         101,096
Trilogy Energy Trust                                     107,400       1,040,941
                                                                   -------------
                                                                       1,142,037
                                                                   -------------
TOTAL FOREIGN STOCK (Cost $1,694,045)                              $   1,142,037
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
SHORT TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 2.18%, 5/22/2008                 $   500,000   $     499,122
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS (Cost $498,486)                       $     499,122
                                                                   -------------
REPURCHASE AGREEMENT - 5.6%
State Street, 0.25%, dated
   3/31/08, matures 4/01/08;
   repurchase amount $8,347,637 (Collateralized by
   FNMA, 6.00%, 5/15/08 with a
   value of $8,517,638)                              $ 8,347,579   $   8,347,579
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $8,347,579)                       $   8,347,579
                                                                   -------------
TOTAL INVESTMENTS (SBL Q FUND)
   (COST $137,295,843) - 100.7%                                    $ 150,618,332
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                        (1,070,203)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 149,548,129
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $137,802,337.

*   - Non-income producing security

1   - Security is segregated as collateral for open written option contracts.

2   - Security is deemed illiquid. The total market value of illiquid securities is $805,710 (cost $1,584,174), or 0.5% of total net assets.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 94.1%
AEROSPACE & DEFENSE - 2.7%
Argon ST, Inc. *                                          90,800   $   1,544,508
Orbital Sciences Corporation *                           317,100       7,642,110
                                                                   -------------
                                                                       9,186,618
                                                                   -------------
APPAREL RETAIL - 2.9%
Brown Shoe Company, Inc.                                 248,000       3,737,360
Collective Brands, Inc. *                                260,200       3,153,624
Talbots, Inc.                                            282,900       3,049,662
                                                                   -------------
                                                                       9,940,646
                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.8%
Maidenform Brands, Inc. *                                247,500       4,026,825
Oxford Industries, Inc.                                  100,000       2,253,000
                                                                   -------------
                                                                       6,279,825
                                                                   -------------
APPLICATION SOFTWARE - 1.6%
EPIQ Systems, Inc. *                                     270,000       4,190,400
PLATO Learning, Inc. * (1)                               436,350       1,278,505
                                                                   -------------
                                                                       5,468,905
                                                                   -------------
AUTO PARTS & EQUIPMENT - 0.4%
HydroGen Corporation * (1)(2)                            672,346       1,277,457
                                                                   -------------
BIOTECHNOLOGY - 0.2%
Combinatorx, Inc. *                                      155,600         535,264
                                                                   -------------
BUILDING PRODUCTS - 0.3%
Trex Company, Inc. *                                     122,000         961,360
                                                                   -------------
COAL & CONSUMABLE FUELS - 3.9%
Arch Coal, Inc. (3)                                       39,000       1,696,500
Consol Energy, Inc. (3)                                   90,300       6,247,857
Evergreen Energy, Inc. *                               1,741,300       2,681,602
USEC, Inc. *                                             771,700       2,855,290
                                                                   -------------
                                                                      13,481,249
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 2.2%
EFJ, Inc. *                                              404,000         484,800
MasTec, Inc. *                                           500,000       4,105,000
Symmetricom, Inc. *                                      876,000       3,057,240
                                                                   -------------
                                                                       7,647,040
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS - 0.3%
STEC, Inc. *                                             144,650         895,383
                                                                   -------------
CONSTRUCTION & ENGINEERING - 4.3%
Insituform Technologies, Inc. *                          196,000       2,710,680
Quanta Services, Inc. *                                  452,600      10,486,742
URS Corporation *                                         49,000       1,601,810
                                                                   -------------
                                                                      14,799,232
                                                                   -------------
CONSUMER FINANCE - 1.3%
First Marblehead Corporation                             615,600       4,592,376
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 6.7%
Affiliated Computer Services, Inc. *                     225,000      11,274,750

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Computer Sciences Corporation *                          250,000   $  10,197,500
Gevity HR, Inc.                                          182,100       1,576,986
                                                                   -------------
                                                                      23,049,236
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 2.6%
Navigant Consulting, Inc. *                              465,000       8,825,700
                                                                   -------------
DRUG RETAIL - 1.4%
Longs Drug Stores Corporation                            115,000       4,882,900
                                                                   -------------
ELECTRIC UTILITIES - 5.7%
Allete, Inc.                                             147,900       5,711,898
Empire District Electric Company                          88,100       1,784,025
Great Plains Energy, Inc.                                282,100       6,953,765
Northeast Utilities (3)                                  125,300       3,074,862
Westar Energy, Inc.                                      100,000       2,277,000
                                                                   -------------
                                                                      19,801,550
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Power-One, Inc. * (1)                                  2,249,200       7,219,932
UQM Technologies, Inc. *                                 282,466         477,368
                                                                   -------------
                                                                       7,697,300
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 2.2%
Maxwell Technologies, Inc. *                             674,300       6,871,117
Merix Corporation *                                      405,250         826,710
                                                                   -------------
                                                                       7,697,827
                                                                   -------------
FOREST PRODUCTS - 0.7%
Louisiana-Pacific Corporation                            270,000       2,478,600
                                                                   -------------
GAS UTILITIES - 1.1%
Atmos Energy Corporation                                 155,000       3,952,500
                                                                   -------------
HEALTH CARE EQUIPMENT - 0.3%
Aspect Medical Systems, Inc. *                           151,800         925,980
                                                                   -------------
HEALTH CARE FACILITIES - 1.4%
Community Health Systems, Inc. *                         142,300       4,777,011
                                                                   -------------
HEALTH CARE SERVICES - 0.4%
RehabCare Group, Inc. *                                   90,450       1,356,750
                                                                   -------------
HIGHWAYS & RAILTRACKS - 0.5%
Quixote Corporation (1)                                  222,000       1,853,700
                                                                   -------------
HOME FURNISHINGS - 1.7%
Leggett & Platt, Inc.                                    382,600       5,834,650
                                                                   -------------
HOUSEHOLD APPLIANCES - 1.9%
Whirlpool Corporation (3)                                 75,200       6,525,856
                                                                   -------------
INDUSTRIAL MACHINERY - 1.4%
Briggs & Stratton Corporation                            263,000       4,707,700
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
METAL & GLASS CONTAINERS - 0.1%
Owens-Illinois, Inc. *                                     5,220   $     294,565
                                                                   -------------
MORTGAGE REIT'S - 0.1%
Bimini Capital Management, Inc. * (1)                    768,100         207,387
Luminent Mortgage Capital, Inc.                           89,100          54,351
                                                                   -------------
                                                                         261,738
                                                                   -------------
MULTI - LINE INSURANCE - 1.5%
American Financial Group, Inc. (3)                       205,200       5,244,912
                                                                   -------------
MULTI-UTILITIES - 3.8%
NorthWestern Corporation                                 165,100       4,023,487
SCANA Corporation                                        185,000       6,767,300
TECO Energy, Inc.                                        140,000       2,233,000
                                                                   -------------
                                                                      13,023,787
                                                                   -------------
OIL & GAS DRILLING - 3.0%
Helmerich & Payne, Inc.                                  224,200      10,508,254
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 2.5%
Edge Petroleum Corporation *                              40,350         162,611
Gulfport Energy Corporation *                            186,300       1,974,780
Newfield Exploration Company *                           121,300       6,410,705
                                                                   -------------
                                                                       8,548,096
                                                                   -------------
OIL & GAS REFINING & MARKETING - 0.5%
Nova Biosource Fuels, Inc. *                           1,154,800       1,743,748
                                                                   -------------
PACKAGED FOODS & MEATS - 5.8%
Hormel Foods Corporation (3)                             186,900       7,786,254
JM Smucker Company                                       142,400       7,206,864
Smithfield Foods, Inc. *                                 197,500       5,087,600
                                                                   -------------
                                                                      20,080,718
                                                                   -------------
PAPER PACKAGING - 3.6%
Bemis Company, Inc.                                      284,000       7,222,120
Sonoco Products Company                                  184,700       5,287,961
                                                                   -------------
                                                                      12,510,081
                                                                   -------------
PAPER PRODUCTS - 0.3%
Schweitzer-Mauduit International, Inc.                    42,300         978,822
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 5.5%
Alleghany Corporation *                                   14,937       5,100,993
Employers Holdings, Inc.                                 127,800       2,369,412
Hanover Insurance Group, Inc.                            101,200       4,163,368
MBIA, Inc.                                               199,300       2,435,446
United America Indemnity, Ltd. *                          80,500       1,550,430
W.R. Berkley Corporation                                 115,900       3,209,271
                                                                   -------------
                                                                      18,828,920
                                                                   -------------
RAILROADS - 0.3%
Kansas City Southern *                                    25,000       1,002,750
                                                                   -------------
REGIONAL BANKS - 7.7%
Commerce Bancshares, Inc.                                168,000       7,061,040

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS (CONTINUED)
Hancock Holding Company                                  110,800   $   4,655,816
Old National Bancorp                                     144,000       2,592,000
Whitney Holding Corporation (3)                          241,400       5,984,306
Wilmington Trust Corporation                             206,400       6,419,040
                                                                   -------------
                                                                      26,712,202
                                                                   -------------
RESTAURANTS - 0.7%
Red Robin Gourmet Burgers, Inc. *                         66,500       2,498,405
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.7%
Ultratech, Inc. *                                        244,500       2,349,645
                                                                   -------------
SEMICONDUCTORS - 2.2%
IXYS Corporation * (1)                                 1,132,300       7,733,609
                                                                   -------------
SPECIALIZED CONSUMER SERVICES - 1.0%
Regis Corporation (3)                                    130,000       3,573,700
                                                                   -------------
SPECIALTY CHEMICALS - 0.4%
Minerals Technologies, Inc.                               24,150       1,516,620
                                                                   -------------
THRIFTS & MORTGAGE FINANCE - 2.3%
Clayton Holdings, Inc. * (1)                             676,600       3,139,424
MGIC Investment Corporation                              450,000       4,738,500
                                                                   -------------
                                                                       7,877,924
                                                                   -------------
TOTAL COMMON STOCK (Cost $358,531,620)                             $ 324,721,111
                                                                   -------------
PREFERRED STOCK - 0.2%
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
ThermoEnergy Corporation PIPE * (1)(4)(5)              1,130,000         576,300
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $1,066,215)                            $     576,300
                                                                   -------------
WARRANTS - 0.1%
WARRANTS - 0.1%
Electric City Corporation
   $ 1.00, 3/19/2009                                       3,333          22,891
Nova Biosource Fuels, Inc.
   $ 2.40, 7/5/2011                                      369,350         320,132
ThermoEnergy Corporation
   $ 0.75, 7/14/2008 (1)(4)                            1,130,000          94,560
                                                                   -------------
                                                                         437,583
                                                                   -------------
TOTAL WARRANTS (Cost $999,024)                                     $     437,583
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CONVERTIBLE BOND - 0.6%
PETROLEUM - 0.6%
USEC, Inc.
   3.00%, 2014                                       $ 3,500,000       2,034,375
                                                                   -------------
TOTAL CONVERTIBLE BOND (Cost $3,500,000)                           $   2,034,375
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
March 31, 2008 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMERCIAL PAPER - 5.8%
AUTOMOTIVE - 0.5%
American Honda Finance
   2.27%, 4/2/2008                                     1,700,000   $   1,699,893
                                                                   -------------
BANKING - 1.1%
UBS Finance (DE) LLC
   2.35%, 4/11/2008                                    2,000,000       1,998,694
                                                                   -------------
Wells Fargo & Company, Inc.
   2.39%, 4/1/2008                                     2,000,000       2,000,000
                                                                   -------------
                                                                       3,998,694
                                                                   -------------
BROKERAGE - 1.3%
Goldman Sachs Group, Inc.
   2.40%, 4/3/2008                                     1,100,000       1,099,853
ING (US) Funding
   2.60%, 4/25/2008                                    1,500,000       1,497,400
JP Morgan Chase & Company
   2.25%, 4/10/2008                                    2,000,000       1,998,875
                                                                   -------------
                                                                       4,596,128
                                                                   -------------
ELECTRIC - 0.5%
Southern Company
   2.25%, 4/15/2008                                    1,700,000       1,698,512
                                                                   -------------
FINANCIAL COMPANIES - CAPTIVE - 0.6%
International Lease Finance Company
   2.71%, 4/7/2008                                     2,000,000       1,999,097
                                                                   -------------
FOOD & BEVERAGE - 0.8%
Nestle Capital Corporation
   2.49%, 4/8/2008                                     2,800,000       2,799,298
                                                                   -------------
PHARMACEUTICALS - 1.0%
Abbott Laboratories
   2.15%, 4/4/2008                                     1,747,000       1,746,687
   2.15%, 4/9/2008                                     1,600,000       1,599,236
                                                                   -------------
                                                                       3,345,923
                                                                   -------------
TOTAL COMMERCIAL PAPER (Cost $20,137,545)                          $  20,137,545
                                                                   -------------
TOTAL INVESTMENTS (SBL V FUND)
   (COST $384,234,404) - 100.8%                                    $ 347,906,914
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                        (2,821,397)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 345,085,517
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $384,216,698.

*  - Non-income producing security

1 - Security is deemed illiquid. The total market value of illiquid securities is $23,380,874 (cost $45,586,284), or 6.8% of total net assets.

2 - Investment in an affiliated issuer. See Note 5 in notes to financial statements.

3  - Security is segregated as collateral for open written option contracts.

4 - Security is restricted from resale. See Note 4 in notes to financial statements.

5 - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                       SERIES X (SMALL CAP GROWTH SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 90.3%
AEROSPACE & DEFENSE - 5.3%
BE Aerospace, Inc. *                                      23,470   $     820,276
Heico Corporation                                         18,590         906,263
Ladish Company, Inc. *                                    13,980         503,280
Orbital Sciences Corporation *                            26,640         642,024
                                                                   -------------
                                                                       2,871,843
                                                                   -------------
AGRICULTURAL PRODUCTS - 0.8%
Darling International, Inc. *                             31,740         411,033
                                                                   -------------
AIRLINES - 1.4%
Allegiant Travel Company *                                27,950         738,439
                                                                   -------------
ALTERNATIVE CARRIERS - 1.0%
Premiere Global Services, Inc. *                          37,450         537,033
                                                                   -------------
APPAREL RETAIL - 2.1%
Aeropostale, Inc. *                                       19,570         530,543
Jos A. Bank Clothiers, Inc. *                             29,657         607,968
                                                                   -------------
                                                                       1,138,511
                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.6%
FGX International Holdings, Ltd. *                        72,830         871,047
                                                                   -------------
APPLICATION SOFTWARE - 4.2%
Advent Software, Inc. *                                   14,120         601,794
Concur Technologies, Inc. *                                8,440         262,062
Nuance Communications, Inc. *                             44,750         779,097
PROS Holdings, Inc. *                                     51,270         643,439
                                                                   -------------
                                                                       2,286,392
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
Affiliated Managers Group, Inc. *                          5,930         538,088
                                                                   -------------
AUTO PARTS & EQUIPMENT - 0.5%
Amerigon, Inc. *                                          18,330         271,284
                                                                   -------------
BIOTECHNOLOGY - 2.0%
Lifecell Corporation *                                    15,240         640,537
Myriad Genetics, Inc. *                                   11,480         462,529
                                                                   -------------
                                                                       1,103,066
                                                                   -------------
BROADCASTING & CABLE TV - 1.3%
DG FastChannel, Inc. *                                    37,510         719,442
                                                                   -------------
CASINOS & GAMING - 1.9%
Scientific Games Corporation *                            48,870       1,031,646
                                                                   -------------
COMMERCIAL PRINTING - 1.4%
Innerworkings, Inc. *                                     53,150         745,695
                                                                   -------------
CONSUMER FINANCE - 1.1%
Cardtronics, Inc. *                                       86,839         605,268
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.5%
Cybersource Corporation *                                 55,800         815,238
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 2.0%
GeoEye, Inc. *                                            10,290   $     267,437
TeleTech Holdings, Inc. *                                 37,470         841,576
                                                                   -------------
                                                                       1,109,013
                                                                   -------------
EDUCATION SERVICES - 2.5%
American Public Education, Inc. *                         17,765         539,523
DeVry, Inc.                                               19,080         798,307
                                                                   -------------
                                                                       1,337,830
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES - 2.7%
Rollins, Inc.                                             48,940         865,749
Team, Inc. *                                              21,760         594,048
                                                                   -------------
                                                                       1,459,797
                                                                   -------------
FOOTWEAR - 0.8%
Iconix Brand Group, Inc. *                                25,110         435,658
                                                                   -------------
HEALTH CARE EQUIPMENT - 7.3%
LeMaitre Vascular, Inc. *                                154,350         501,638
Micrus Endovascular Corporation *                         22,490         277,976
Natus Medical, Inc. *                                     28,680         520,542
NuVasive, Inc. *                                          21,210         731,957
Spectranetics Corporation *                              117,480         982,133
Vnus Medical Technologies, Inc. *                         15,930         289,767
Zoll Medical Corporation *                                24,570         653,316
                                                                   -------------
                                                                       3,957,329
                                                                   -------------
HEALTH CARE FACILITIES - 3.6%
NovaMed, Inc. *                                          110,420         418,492
Psychiatric Solutions, Inc. *                             28,780         976,218
RadNet, Inc. *                                            82,880         583,475
                                                                   -------------
                                                                       1,978,185
                                                                   -------------
HEALTH CARE SERVICES - 5.7%
Amedisys, Inc. *                                          16,240         638,882
Healthways, Inc. *                                        15,050         531,867
HMS Holdings Corporation *                                13,860         395,703
IPC The Hospitalist Company, Inc. *                       30,411         601,529
Pediatrix Medical Group, Inc. *                           14,030         945,622
                                                                   -------------
                                                                       3,113,603
                                                                   -------------
HEALTH CARE TECHNOLOGY - 2.3%
Phase Forward, Inc. *                                     26,470         452,108
Trizetto Group *                                          47,750         796,947
                                                                   -------------
                                                                       1,249,055
                                                                   -------------
INDUSTRIAL MACHINERY - 2.4%
Dynamic Materials Corporation                             15,440         667,008
Valmont Industries, Inc.                                   7,470         656,538
                                                                   -------------
                                                                       1,323,546
                                                                   -------------
INSURANCE BROKERS - 1.2%
eHealth, Inc. *                                           29,690         655,258
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                       SERIES X (SMALL CAP GROWTH SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
Cbeyond, Inc. *                                           17,550   $     329,765
                                                                   -------------
INTERNET RETAIL - 0.6%
Shutterfly, Inc. *                                        22,450         333,831
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 10.2%
Digital River, Inc. *                                     17,640         546,311
Equinix, Inc. *                                            6,420         426,866
Internet Brands, Inc. *                                   98,841         728,458
j2 Global Communications, Inc. *                          46,280       1,032,969
NaviSite, Inc. *                                         147,110         325,113
NIC, Inc.                                                102,600         729,486
TheStreet.com, Inc.                                       78,320         632,826
Valueclick, Inc. *                                        42,020         724,845
Website Pros, Inc. *                                      40,870         401,752
                                                                   -------------
                                                                       5,548,626
                                                                   -------------
INVESTMENT BANKING & BROKERAGE - 1.6%
Investment Technology Group, Inc. *                       18,960         875,573
                                                                   -------------
LEISURE FACILITIES - 1.0%
Life Time Fitness, Inc. *                                 16,940         528,697
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 5.3%
Core Laboratories N.V. *                                   6,120         730,116
Dril-Quip, Inc. *                                         13,840         643,145
Oil States International, Inc. *                          18,120         811,957
Superior Energy Services, Inc. *                          17,700         701,274
                                                                   -------------
                                                                       2,886,492
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Arena Resources, Inc. *                                   19,180         742,458
                                                                   -------------
PERSONAL PRODUCTS - 1.1%
Bare Escentuals, Inc. *                                   26,300         615,946
                                                                   -------------
PHARMACEUTICALS - 4.8%
KV Pharmaceutical Company *                               54,710       1,365,562
Medicines Company *                                       24,140         487,628
Sciele Pharma, Inc. *                                     39,510         770,445
                                                                   -------------
                                                                       2,623,635
                                                                   -------------
PROPERTY & CASUALTY INSURANCE - 2.3%
Amtrust Financial Services, Inc.                          76,080       1,233,257
                                                                   -------------
PUBLISHING - 1.1%
Dolan Media Company *                                     30,680         616,975
                                                                   -------------
SEMICONDUCTORS - 0.7%
O2Micro International, Ltd. ADR *                         50,970         393,998
                                                                   -------------
SYSTEMS SOFTWARE - 0.7%
Aladdin Knowledge Systems, Ltd. *                         19,460         370,324
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Syniverse Holdings, Inc. *                                40,480   $     674,397
                                                                   -------------
TOTAL COMMON STOCK (Cost $53,733,512)                              $  49,077,273
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
REPURCHASE AGREEMENT - 10.2%
United Missouri Bank, 1.99%, dated 3/31/08,
   matures 4/01/08; repurchase amount $5,638,018
   (Collateralized by FNMA, 4/09/08 with a value
   of $5,638,018)                                    $ 5,527,000   $   5,527,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $5,527,000)                       $   5,527,000
                                                                   -------------
TOTAL INVESTMENTS (SBL X FUND)
   (COST $59,260,512) - 100.5%                                     $  54,604,273
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                          (249,859)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $  54,354,414
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $59,386,927.

*   - Non-income producing security

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 95.9%
AEROSPACE & DEFENSE - 4.1%
Honeywell International, Inc.                             20,985   $   1,183,974
Precision Castparts Corporation                           11,225       1,145,848
                                                                   -------------
                                                                       2,329,822
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
Bank of New York Mellon Corporation                       32,400       1,352,052
                                                                   -------------
BIOTECHNOLOGY - 8.9%
Celgene Corporation *                                     36,760       2,253,021
Gilead Sciences, Inc. *                                   54,525       2,809,673
                                                                   -------------
                                                                       5,062,694
                                                                   -------------
CASINOS & GAMING - 2.8%
Las Vegas Sands Corporation *                             21,630       1,592,833
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 8.0%
Cisco Systems, Inc. *                                     94,000       2,264,460
Corning, Inc.                                             96,745       2,325,750
                                                                   -------------
                                                                       4,590,210
                                                                   -------------
COMPUTER HARDWARE - 7.4%
Apple, Inc. *                                             14,220       2,040,570
Hewlett-Packard Company                                   48,335       2,206,976
                                                                   -------------
                                                                       4,247,546
                                                                   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS - 3.9%
Deere & Company                                           27,925       2,246,287
                                                                   -------------
DEPARTMENT STORES - 2.2%
JC Penney Company, Inc.                                   33,645       1,268,753
                                                                   -------------
DIVERSIFIED BANKS - 2.1%
Wells Fargo & Company                                     41,225       1,199,648
                                                                   -------------
DRUG RETAIL - 4.6%
CVS Caremark Corporation                                  65,200       2,641,252
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
Emerson Electric Company                                  34,790       1,790,293
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 7.5%
Monsanto Company                                          18,700       2,085,050
Mosaic Company *                                          21,635       2,219,751
                                                                   -------------
                                                                       4,304,801
                                                                   -------------
HEALTH CARE EQUIPMENT - 3.0%
St. Jude Medical, Inc. *                                  39,525       1,707,085
                                                                   -------------
INDUSTRIAL CONGLOMERATES - 3.0%
General Electric Company                                  45,710       1,691,727
                                                                   -------------
INDUSTRIAL GASES - 2.9%
Air Products & Chemicals, Inc.                            18,050       1,660,600
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INTERNET SOFTWARE & SERVICES - 2.7%
Google, Inc. *                                             3,485   $   1,535,038
                                                                   -------------
MOVIES & ENTERTAINMENT - 2.8%
Walt Disney Company                                       50,500       1,584,690
                                                                   -------------
OIL & GAS DRILLING - 3.3%
Transocean, Inc.                                          13,800       1,865,760
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 3.2%
Apache Corporation                                        14,980       1,809,884
                                                                   -------------
PHARMACEUTICALS - 2.8%
Merck & Company, Inc.                                     41,700       1,582,515
                                                                   -------------
RESTAURANTS - 4.0%
McDonald's Corporation                                    41,220       2,298,839
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 2.8%
MEMC Electronic Materials, Inc. *                         22,210       1,574,689
                                                                   -------------
SOFT DRINKS - 3.2%
PepsiCo, Inc.                                             25,400       1,833,880
                                                                   -------------
SPECIALIZED FINANCE - 1.9%
CME Group, Inc.                                            2,345       1,100,039
                                                                   -------------
SYSTEMS SOFTWARE - 3.3%
Oracle Corporation *                                      97,540       1,907,882
                                                                   -------------
TOTAL COMMON STOCK (Cost $53,745,053)                              $  54,778,819
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
REPURCHASE AGREEMENT - 3.1%
United Missouri Bank, 1.99%,
   dated 3/31/08, matures
   4/01/08; repurchase amount
   $1,751,097 (Collateralized by
   FHLB, 9/24/08 with a value of
   $1,786,657)                                       $ 1,751,000   $   1,751,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $1,751,000)                       $   1,751,000
                                                                   -------------
TOTAL INVESTMENTS (SBL Y FUND)
   (COST $55,496,053) - 99.0%                                      $  56,529,819
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                             587,104
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $  57,116,923
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $55,878,059.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 57.2%
AGRICULTURAL PRODUCTS - 0.2%
Fresh Del Monte Produce, Inc. *                            2,320   $      84,448
                                                                   -------------
AIRLINES - 0.7%
Delta Air Lines, Inc. *                                   20,106         172,912
Northwest Airlines Corporation *                          15,303         137,574
                                                                   -------------
                                                                         310,486
                                                                   -------------
ALUMINUM - 0.2%
Century Aluminum Company *                                 1,259          83,396
                                                                   -------------
APPAREL RETAIL - 1.5%
Buckle, Inc.                                               1,934          86,508
Ross Stores, Inc.                                          5,052         151,358
Urban Outfitters, Inc. *                                  13,282         416,390
                                                                   -------------
                                                                         654,256
                                                                   -------------
APPLICATION SOFTWARE - 0.3%
Salesforce.com, Inc. *                                     1,904         110,184
                                                                   -------------
COAL & CONSUMABLE FUELS - 2.5%
Alpha Natural Resources, Inc. *                            3,777         164,073
Foundation Coal Holdings, Inc.                             3,364         169,310
International Coal Group, Inc. *                          35,551         225,749
Peabody Energy Corporation                                10,703         545,853
                                                                   -------------
                                                                       1,104,985
                                                                   -------------
COMMUNICATIONS EQUIPMENT - 0.9%
Research In Motion, Ltd. *                                 3,328         373,501
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
Western Digital Corporation *                              3,148          85,122
                                                                   -------------
CONSTRUCTION & ENGINEERING - 0.7%
Shaw Group, Inc. *                                         6,161         290,430
                                                                   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS - 2.7%
AGCO Corporation *                                         1,115          66,766
Joy Global, Inc. (1)                                      16,747       1,091,235
                                                                   -------------
                                                                       1,158,001
                                                                   -------------
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Company, Ltd. ADR           2,865          62,199
                                                                   -------------
DIVERSIFIED BANKS - 2.1%
CrediCorp, Ltd.                                              663          47,564
U.S. Bancorp                                              26,578         860,064
                                                                   -------------
                                                                         907,628
                                                                   -------------
DIVERSIFIED METALS & MINING - 1.7%
Cia Vale do Rio Doce ADR                                   4,497         155,776
Fording Canadian Coal Trust                                5,857         305,735
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                1,889         181,760
Teck Cominco, Ltd. (Cl.B)                                  2,302          94,290
                                                                   -------------
                                                                         737,561
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
American Superconductor Corporation *                      3,957   $      91,763
Ametek, Inc.                                               1,889          82,946
First Solar, Inc. *                                        3,408         787,725
Powell Industries, Inc. *                                  7,514         295,826
                                                                   -------------
                                                                       1,258,260
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.0%
Itron, Inc. *                                              5,052         455,842
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Celestica, Inc. *                                          3,238          21,759
                                                                   -------------
EXCHANGE TRADED FUNDS - 2.3%
iShares Silver Trust *                                       449          76,703
Market Vectors-Coal ETF *                                 11,486         436,353
PowerShares DB Agriculture Fund                            8,185         297,115
SPDR S&P Metals & Mining ETF                               1,260          87,079
Streettracks Gold Trust *                                  1,259         113,788
                                                                   -------------
                                                                       1,011,038
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 2.1%
Agrium, Inc.                                               2,967         184,280
CF Industries Holdings, Inc.                               4,407         456,653
Monsanto Company                                           1,259         140,379
Mosaic Company *                                           1,275         130,815
                                                                   -------------
                                                                         912,127
                                                                   -------------
GOLD - 2.2%
Agnico-Eagle Mines, Ltd.                                   3,159         213,896
Barrick Gold Corporation                                     719          31,240
Newmont Mining Corporation                                15,740         713,022
                                                                   -------------
                                                                         958,158
                                                                   -------------
HEAVY ELECTRICAL EQUIPMENT - 0.6%
ABB, Ltd. ADR                                              9,260         249,279
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE - 0.3%
Activision, Inc. *                                         4,774         130,378
                                                                   -------------
HOMEBUILDING - 3.0%
Desarrolladora Homex SAB de CV ADR *                       3,158         183,322
DR Horton, Inc.                                            8,811         138,773
NVR, Inc. *                                                1,615         964,963
                                                                   -------------
                                                                       1,287,058
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Ctrip.com International, Ltd. ADR                          1,807          95,807
                                                                   -------------
HYPERMARKETS & SUPER CENTERS - 0.1%
BJ's Wholesale Club, Inc. *                                  645          23,020
Costco Wholesale Corporation                                 645          41,906
                                                                   -------------
                                                                          64,926
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES - 0.8%
McDermott International, Inc. *                            6,296   $     345,147
                                                                   -------------
INDUSTRIAL GASES - 0.6%
Praxair, Inc.                                              3,149         265,240
                                                                   -------------
INDUSTRIAL MACHINERY - 0.8%
Clarcor, Inc.                                              1,799          63,955
Donaldson Company, Inc.                                    2,519         101,465
Flowserve Corporation                                      1,259         131,414
Nordson Corporation                                          630          33,926
                                                                   -------------
                                                                         330,760
                                                                   -------------
INTEGRATED OIL & GAS - 2.9%
Hess Corporation                                          10,054         886,562
Sasol, Ltd. ADR                                            2,889         139,799
Suncor Energy, Inc.                                        2,249         216,691
                                                                   -------------
                                                                       1,243,052
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.1%
TELUS Corporation                                            586          24,524
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 2.0%
AsiaInfo Holdings, Inc. *                                    645           7,005
Google, Inc. *                                             1,135         499,933
Open Text Corporation *                                    7,131         223,272
Sohu.com, Inc. *                                           1,529          69,004
Yahoo!, Inc. *                                             2,798          80,946
                                                                   -------------
                                                                         880,160
                                                                   -------------
INVESTMENT BANKING & BROKERAGE - 0.3%
Nomura Holdings, Inc. ADR                                  2,947          44,293
Oppenheimer Holdings, Inc.                                 2,416         104,734
                                                                   -------------
                                                                         149,027
                                                                   -------------
IT CONSULTING & OTHER SERVICES - 0.0%
Yucheng Technologies, Ltd. *                                 645          10,675
                                                                   -------------
MARINE - 0.0%
Quintana Maritime, Ltd.                                      857          20,294
                                                                   -------------
OIL & GAS DRILLING - 0.5%
ENSCO International, Inc.                                  1,260          78,901
Nabors Industries, Ltd. *                                  4,407         148,825
                                                                   -------------
                                                                         227,726
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES - 4.2%
Halliburton Company                                        7,556         297,178
Weatherford International, Ltd. *                          5,666         410,615
W-H Energy Services, Inc. *                                1,889         130,058
Willbros Group, Inc. * (1)                                32,109         982,535
                                                                   -------------
                                                                       1,820,386
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION - 4.1%
Anadarko Petroleum Corporation                               630          39,709
Arena Resources, Inc. *                                    1,889          73,123
Chesapeake Energy Corporation                             17,037         786,258

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Denbury Resources, Inc. *                                  2,579   $      73,630
Harvest Natural Resources, Inc. *                         41,127         495,992
Quicksilver Resources, Inc. *                              4,407         160,988
Range Resources Corporation                                2,519         159,830
                                                                   -------------
                                                                       1,789,530
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION - 0.1%
Frontline, Ltd.                                            1,259          57,939
                                                                   -------------
PACKAGED FOODS & MEATS - 0.7%
Cosan, Ltd. *                                                117           1,441
Perdigao S.A. ADR                                          4,957         225,692
Sadia S.A. ADR ADR                                         2,658          47,286
Zhongpin, Inc. *                                           2,560          24,909
                                                                   -------------
                                                                         299,328
                                                                   -------------
PHARMACEUTICALS - 0.3%
Novo Nordisk A ADR                                         1,834         126,986
                                                                   -------------
PRECIOUS METALS & MINERALS - 0.1%
Coeur d'Alene Mines Corporation *                          1,861           7,518
Stillwater Mining Company *                                1,259          19,477
                                                                   -------------
                                                                          26,995
                                                                   -------------
RAILROADS - 1.0%
Norfolk Southern Corporation                               8,289         450,258
                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
St. Joe Company                                              645          27,690
                                                                   -------------
REGIONAL BANKS - 0.1%
Republic Bancorp, Inc.                                     1,388          26,205
                                                                   -------------
SEMICONDUCTOR EQUIPMENT - 0.7%
MEMC Electronic Materials, Inc. *                          4,408         312,527
                                                                   -------------
SEMICONDUCTORS - 0.3%
Taiwan Semiconductor
Manufacturing Company, Ltd. ADR                           12,179         125,078
                                                                   -------------
SPECIALIZED REIT'S - 1.9%
Plum Creek Timber Company, Inc.                           17,483         711,558
Potlatch Corporation                                       1,889          77,959
Rayonier, Inc.                                             1,306          56,733
                                                                   -------------
                                                                         846,250
                                                                   -------------
STEEL - 5.0%
Cleveland-Cliffs, Inc.                                     1,259         150,853
Commercial Metals Company                                  3,793         113,676
Gerdau Ameristeel Corporation                              1,289          18,188
Mechel ADR                                                 2,250         256,028
Reliance Steel & Aluminum Company                          1,259          75,364
Ternium S.A. ADR                                           2,410          86,471

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
STEEL (CONTINUED)
United States Steel Corporation (1)                       11,491   $   1,457,863
                                                                   -------------
                                                                       2,158,443
                                                                   -------------
SYSTEMS SOFTWARE - 0.2%
Check Point Software
Technologies *                                             2,963          66,371
                                                                   -------------
TRADING COMPANIES & Distributors - 0.9%
UAP HOLDING CORPORATION                                    9,827         376,767
                                                                   -------------
TRUCKING - 0.6%
Arkansas Best Corporation                                  1,290          41,099
Con-way, Inc.                                                645          31,915
J.B. Hunt Transport Services, Inc.                         5,612         176,385
                                                                   -------------
                                                                         249,399
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
America Movil S.A. de CV ADR                               1,289          82,097
Cellcom Israel, Ltd.                                       1,217          38,250
Vivo Participacoes S.A. ADR *                              6,746          40,206
                                                                   -------------
                                                                         160,553
                                                                   -------------
TOTAL COMMON STOCK (Cost $25,682,804)                              $  24,824,139
                                                                   -------------
FOREIGN STOCK - 0.1%
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Partner Communications ADR                                 1,289          28,938
                                                                   -------------
TOTAL FOREIGN STOCK (Cost $28,778)                                 $      28,938
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 39.9%
Federal Home Loan Bank
   2.225% - 2008 (1)                                 $ 1,000,000         997,500
   2.88% - 2008 (1)                                    1,250,000       1,248,500
Federal Home Loan Mortgage Corporation
   1.90% - 2008 (1)                                    1,150,000       1,145,290
   2.07% - 2008 (1)                                    1,900,000       1,892,643
   2.215% - 2008 (1)                                     775,000         772,304
   2.23% - 2008 (1)                                    1,000,000         997,600
   2.70% - 2008 (1)                                      650,000         649,057
   4.01% - 2008 (1)                                      635,000         634,809
Federal National Mortgage Association
   1.72% - 2008 (1)                                      750,000         748,050
   1.80% - 2008 (1)                                      400,000         399,180
   1.87% - 2008 (1)                                      850,000         846,280
   1.99% - 2008 (1)                                      950,000         947,198
   2.62% - 2008 (1)                                      250,000         249,750
   2.64% - 2008 (1)                                      600,000         599,070
   2.68% - 2008 (1)                                    1,425,000       1,422,435
   2.72% - 2008 (1)                                      600,000         599,550
   4.13% - 2008 (2)                                    2,200,000       2,199,890
   4.19% - 2008 (1)                                      500,000         499,750

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (CONTINUED)
Federal National Mortgage Association (continued)
   4.21% - 2008 (1)                                  $   450,000   $     449,865
                                                                   -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (Cost $17,293,170)                                              $  17,298,721
                                                                   -------------
REPURCHASE AGREEMENT - 2.5%
State Street, 0.25%, dated 3/31/08, matures
   4/01/08; repurchase amount $1,099,350
   (collateralized by FHLB, 6/13/08 with a value
   of $1,121,695)                                    $ 1,099,342   $   1,099,342
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $1,099,342)                       $   1,099,342
                                                                   -------------
TOTAL INVESTMENTS (SBL Z FUND)
   (COST $44,104,094) - 99.7%                                      $  43,251,140
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             127,872
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $  43,379,012
                                                                   =============

                        SCHEDULE OF SECURITIES SOLD SHORT
                                 MARCH 31, 2008

                                   SBL Z FUND

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - (3.7)%
AIR FREIGHT & LOGISTICS - (0.2)%
Expeditors International                                  (1,542)  $     (69,668)
                                                                   -------------
APPAREL RETAIL - (0.1)%
Cache, Inc. *                                             (1,114)        (12,577)
Pacific Sunwear of California *                           (1,524)        (19,218)
                                                                   -------------
                                                                         (31,795)
                                                                   -------------
BIOTECHNOLOGY - (0.1)%
Amylin Pharmaceuticals, Inc. *                            (1,097)        (32,043)
                                                                   -------------
BROADCASTING & Cable TV - (0.1)%
Comcast Corporation                                       (1,524)        (29,474)
                                                                   -------------
COMPUTER & ELECTRONICS RETAIL - (0.1)%
Best Buy Company, Inc.                                      (514)        (21,310)
                                                                   -------------
CONSUMER ELECTRONICS - (0.1)%
Garmin, Ltd.                                                (514)        (27,761)
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES - (0.1)%
Paychex, Inc.                                             (1,028)        (35,219)
                                                                   -------------
DIVERSIFIED BANKS - (0.2)%
Barclays plc ADR                                          (1,836)        (66,463)
Comerica, Inc.                                              (514)        (18,031)
                                                                   -------------
                                                                         (84,494)
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2008 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
DIVERSIFIED CHEMICALS - (0.1)%
E.I. Du Pont de Nemours &                                 (1,114)  $     (52,091)
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - (0.1)%
China Security & Surveillance                             (1,028)        (52,305)
                                                                   -------------
DRUG RETAIL - (0.1)%
Walgreen Company                                          (1,067)        (40,642)
                                                                   -------------
ELECTRIC UTILITIES - (0.4)%
Duke Energy Corporation                                     (735)        (13,120)
Southern Company                                          (4,627)       (164,767)
                                                                   -------------
                                                                        (177,887)
                                                                   -------------
EXCHANGE TRADED FUNDS - (0.2)%
Consumer Discretionary Select                             (1,028)        (31,786)
Financial Select Sector SPDR Fund                         (1,028)        (25,515)
iShares Russell 2000 Growth Index                           (514)        (37,440)
                                                                   -------------
                                                                         (94,741)
                                                                   -------------
FOOTWEAR - 0.0%
K-Swiss, Inc.                                               (735)        (11,628)
                                                                   -------------
HEALTH CARE EQUIPMENT - (0.2)%
Medtronic, Inc.                                           (2,133)       (103,173)
                                                                   -------------
INDUSTRIAL CONGLOMERATES - (0.1)%
3M Company                                                  (514)        (40,683)
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES - (0.1)%
AT&T, Inc.                                                (1,028)        (39,372)
                                                                   -------------
INTERNET SOFTWARE & SERVICES - 0.0%
Knot, Inc. *                                                (735)         (8,636)
SonicWALL, Inc. *                                           (735)         (6,005)
                                                                   -------------
                                                                         (14,641)
                                                                   -------------
LEISURE PRODUCTS - (0.1)%
Brunswick Corporation                                     (1,828)        (29,193)
                                                                   -------------
MULTI - LINE INSURANCE - 0.0%
AXA S.A. ADR                                                (533)        (19,247)
                                                                   -------------
MULTI-UTILITIES - (0.2)%
Avista Corporation                                        (3,819)        (74,699)
TECO Energy, Inc.                                           (786)        (12,537)
Vectren Corporation                                         (206)         (5,527)
                                                                   -------------
                                                                         (92,763)
                                                                   -------------
PACKAGED FOODS & MEATS - (0.5)%
Hershey Company                                           (5,225)       (196,826)
                                                                   -------------
PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company                                       (735)        (12,988)
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.2)%
Consolidated-Tomoka Land                                  (1,264)  $     (70,847)
                                                                   -------------
REGIONAL BANKS - 0.0%
Huntington Bancshares, Inc.                                 (735)         (7,901)
                                                                   -------------
RESTAURANTS - 0.0%
Cheesecake Factory *                                        (533)        (11,614)
Steak N Shake Company *                                     (162)         (1,275)
                                                                   -------------
                                                                         (12,889)
                                                                   -------------
RETAIL REIT'S - (0.2)%
General Growth Properties, Inc.                           (2,646)       (100,998)
                                                                   -------------
SPECIALIZED CONSUMER SERVICES - (0.2)%
Regis Corporation                                         (2,133)        (58,636)
Weight Watchers International, Inc.                         (632)        (29,281)
                                                                   -------------
                                                                         (87,917)
                                                                   -------------
SPECIALIZED FINANCE - 0.0%
Moody's Corporation                                         (514)        (17,903)
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
American Tower Corporation *                                (167)         (6,548)
                                                                   -------------
TOTAL COMMON STOCK
   (Proceeds $1,594,727)                                           $  (1,614,947)
                                                                   -------------
TOTAL SECURITIES SOLD SHORT (SBL Z FUND)
   (PROCEEDS $1,594,727)                                           $ (1,614,947)
                                                                   =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $44,346,547.

*    - Non-income producing security

1    - Security is segregated as collateral for open futures contracts.

2    - Security is segregated as collateral for short positions.

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                    GROSS          GROSS        NET UNREALIZED
                                 UNREALIZED      UNREALIZED      APPRECIATION
                                APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                ------------   --------------   --------------
SERIES A
   (Equity)                      $24,529,125    $(30,865,952)    $ (6,336,827)
SERIES B
   (Large Cap Value)              72,352,651     (53,536,101)      18,816,550
SERIES C
   (Money Market)                     63,765         (35,929)          27,836
SERIES D
   (Global)                       64,922,065     (35,851,639)      29,070,426
SERIES E
   (Diversified Income)              190,508      (7,882,289)      (7,691,781)
SERIES H
   (Enhanced Index)                2,883,689      (6,093,689)      (3,210,000)
SERIES J
   (Mid Cap Growth)                9,504,003      (8,372,316)       1,131,687
SERIES N
   (Managed Asset Allocation)      7,566,677      (7,188,662)         378,015
SERIES O
   (Equity Income)                32,137,334     (32,456,524)        (319,190)
SERIES P
   (High Yield)                    1,166,832     (12,167,730)     (11,000,898)
SERIES Q
   (Small Cap Value)              38,442,127     (25,626,132)      12,815,995
SERIES V
   (Mid Cap Value)                39,349,583     (75,659,367)     (36,309,784)
SERIES X
   (Small Cap Growth)              2,334,604      (7,117,258)      (4,782,654)
SERIES Y
   (Select 25)                     2,992,775      (2,341,015)         651,760
SERIES Z
   (Alpha Opportunity)               533,242      (1,628,649)      (1,095,407)

2.   OPEN FUTURES CONTRACTS

     Open futures contracts for Series E, Series H and Series Z as of March 31, 2008 were as follows:

                                      NUMBER OF   EXPIRATION     CONTRACT        MARKET       UNREALIZED
                           POSITION   CONTRACTS      DATE         AMOUNT          VALUE      GAIN/(LOSS)
                           --------   ---------   ----------   ------------   ------------   -----------
SERIES E
U.S. 2-Year Note Future      Long        380      06-30-2008   $ 81,095,705   $ 81,569,375    $ 473,670
U.S. 5-Year Note Future      Long         15      06-30-2008      1,685,443      1,713,516       28,073
U.S. 10-Year Note Future     Short      (108)     06-19-2008    (12,379,122)   (12,846,938)    (467,816)
                                                               ------------   ------------    ---------
                                                               $ 70,402,026   $ 70,435,953    $  33,927
                                                               ------------   ------------    ---------
SERIES H
S&P 500 E-Mini Future        Long         10      06-20-2008   $    657,821   $    662,000    $   4,179

SERIES Z
S&P 500 Index Future         Long         55      06-20-2008   $ 18,379,258   $ 18,205,000    $(174,258)

NOTES TO FINANCIAL STATEMENTS

3.   OPTIONS WRITTEN

The following options written were outstanding for Series Q and Series V as of March 31, 2008:

SERIES Q CALL OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS     VALUE
------------                                     ----------   --------   ---------   --------
Annaly Capital Management, Inc.                   07-18-08     $ 22.50        10     $     50
Applera Corporation - Applied Biosystems Group    04-18-08       30.00         5        1,500
                                                  06-20-08       30.00         5        2,050
Ashland, Inc.                                     04-18-08       40.00        10        7,300
                                                  07-18-08       45.00         5        2,400
                                                  07-18-08       50.00        25        5,750
Carpenter Technology Corporation                  04-18-08       55.00        10        3,100
                                                  04-18-08       60.00        15        1,575
                                                  06-20-08       55.00         5        2,950
                                                  06-20-08       57.50        40       18,800
                                                  06-20-08       60.00        20        7,200
                                                  06-20-08       62.50         5        1,425
                                                  06-20-08       65.00        10        2,150
                                                  06-20-08       67.50         5          800
                                                  06-20-08       70.00         5          575
Cognex Corporation                                05-16-08       20.00        10        2,500
Encore Wire Corporation                           05-16-08       12.50        50       28,000
Forest Oil Corporation                            05-16-08       50.00         5        1,125
Geo Group, Inc.                                   06-20-08       30.00        15        2,325
Goldcorp, Inc.                                    04-18-08       37.50        15        3,900
                                                  07-18-08       42.50        15        4,230
Helmerich & Payne, Inc.                           06-20-08       40.00        65       52,650
                                                  06-20-08       45.00        65       27,365
                                                  06-20-08       50.00        20        4,020
                                                  09-19-08       45.00        10        6,100
                                                  09-19-08       50.00        10        3,700
MasTec, Inc.                                      07-18-08       10.00        10          300
McMoRan Exploration Company                       05-16-08       17.50        10          850
                                                  08-15-08       20.00        10          700
Noble Energy, Inc.                                05-16-08       70.00         5        2,800
                                                  05-16-08       75.00        10        3,100
OM Group, Inc.                                    06-20-08       50.00        50       42,000
                                                  06-20-08       55.00        55       26,950
                                                  06-20-08       60.00        48       17,280
                                                  09-19-08       45.00        25       34,000
                                                  09-19-08       50.00        25       26,500
RH Donnelley Corporation                          05-16-08       20.00        10        1,850
                                                  05-16-08       22.50        20        2,000
Randgold Resources, Ltd. ADR                      06-20-08       55.00        15        3,075
Range Resources Corporation                       06-20-08       70.00        10        3,250
SRA International, Inc.                           06-20-08       22.50        29        7,830
                                                  06-20-08       25.00        10        1,350
Steel Dynamics, Inc.                              04-18-08       65.00        15        5,850
                                                  05-16-08       40.00        10       25,800
                                                  05-16-08       45.00        40       84,000
                                                  05-16-08       50.00        45       74,700
                                                  05-16-08       55.00        50       62,000
                                                  05-16-08       60.00        60       30,000
                                                  05-16-08       65.00        60       32,400
                                                  05-16-08       70.00        15        5,400
                                                  05-16-08       75.00         5        1,000
                                                  08-15-08       50.00         5        9,200

NOTES TO FINANCIAL STATEMENTS

                                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS     VALUE
------------                                     ----------   --------   ---------   --------
Steel Dynamics, Inc. (continued)                  08-15-08     $ 55.00        10     $ 14,800
                                                  08-15-08       60.00        50       58,000
                                                  08-15-08       65.00        10        9,000
                                                  08-15-08       80.00         5        1,750
Symmetry Medical, Inc.                            07-18-08       20.00         5          150
United States Steel Corporation                   04-18-08       90.00         5       18,300
                                                  04-18-08       95.00        20       63,600
                                                  04-18-08      100.00        15       40,500
Willbros Group, Inc.                              06-20-08       40.00        10          600
                                                  06-20-08       45.00        10          150
                                                                           -----     --------
Total call options outstanding
    (premiums received $674,904)                                           1,242     $904,575
                                                                           =====     ========

SERIES Q PUT OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS     VALUE
------------                                     ----------   --------   ---------   --------
Global Industries, Ltd.                           06-20-08     $ 17.50        10     $  2,250
Helix Energy Solutions Group, Inc.                06-20-08       40.00        15       12,900
                                                                              --     --------
Total put options outstanding
      (premiums received, $15,337)                                            25     $ 15,150
                                                                              ==     ========

SERIES V CALL OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS     VALUE
------------                                     ----------   --------   ---------   --------
Arch Coal, Inc.                                   04-18-08     $ 50.00       390     $ 15,600
Consol Energy, Inc.                               04-18-08       90.00       254        1,270
Northeast Utilities                               04-18-08       35.00        83          415
Regis Corporation                                 06-20-08       25.00       802      272,680
Whirlpool Corporation                             06-20-08       95.00       180       63,000
Whitney Holding Corporation                       06-20-08       25.00       650      113,750
                                                                           -----     --------
Total call options outstanding
   (premiums received, $638,645)                                           2,359     $466,715
                                                                           =====     ========

SERIES V PUT OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS     VALUE
------------                                     ----------   --------   ---------   --------
Dover Corporation                                 06-20-08     $ 40.00       450     $ 78,750
Louisiana-Pacific Corporation                     05-16-08       12.50     1,296      453,600
                                                                           -----     --------
Total put options outstanding
   (premiums received, $279,663)                                           1,746     $532,350
                                                                           =====     ========

NOTES TO FINANCIAL STATEMENTS

4.   RESTRICTED SECURITIES

     As of March 31, 2008, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                   NUMBER OF   PRICE PER    MARKET                    % OF      ACQUISITION
                                     SHARES      SHARE       VALUE       COST      NET ASSETS      DATES
                                   ---------   ---------   --------   ----------   ----------   -----------
SERIES J
ThermoEnergy Corporation PIPE      1,380,000    $  0.51    $703,800   $1,302,103      0.3%        07-14-05
ThermoEnergy Corporation Warrant   1,380,000     0.0837     115,480      353,897      0.1%        07-14-05

SERIES V
ThermoEnergy Corporation PIPE      1,130,000       0.51     576,300    1,066,215      0.2%        07-14-05
ThermoEnergy Corporation Warrant   1,130,000     0.0837      94,560      289,785      0.0%        07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

5.   AFFILIATED ISSUERS

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of March 31, 2008 amounted to $1,277,457 which represents 0.4% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the year ended March 31, 2008 in which the portfolio company is an "affiliated person" are as follows:

                                  BALANCE      GROSS        GROSS       BALANCE      REALIZED    INVESTMENT
                                12/31/2007   ADDITIONS   REDUCTIONS    3/31/2008   GAIN/(LOSS)     INCOME
                                ----------   ---------   ----------   ----------   -----------   ----------
Hydrogen Corporation (Shares)      672,346       --           --         672,346        --            --
Hydrogen Corporation (Cost)     $2,571,575     $ --         $ --      $2,571,575      $ --          $ --

* As a result of Series V's beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

6.   SUMMARY OF FAIR VALUE EXPOSURE AT EACH LEVEL

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The three levels of fair value hierarchy under FAS 157 are listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments:

                                                            LEVEL 1
                                                       QUOTED PRICES IN         LEVEL 2              LEVEL 3
                                                      ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                         TOTAL       IDENTICAL ASSETS     OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------                     ------------   ------------------   -----------------   -------------------
SBL FUND:
SERIES A (EQUITY SERIES)
ASSETS:
Securities                             $294,770,722      $286,195,820         $  8,574,902           $     --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   294,770,722       286,195,820            8,574,902                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------

NOTES TO FINANCIAL STATEMENTS

                                                            LEVEL 1
                                                       QUOTED PRICES IN         LEVEL 2              LEVEL 3
                                                      ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                         TOTAL       IDENTICAL ASSETS     OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------                     ------------   ------------------   -----------------   -------------------
SERIES B (LARGE CAP VALUE SERIES)
ASSETS:
Securities                             $404,729,094      $404,729,094         $         --           $     --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   404,729,094       404,729,094                   --                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES C (MONEY MARKET SERIES)
ASSETS:
Securities                              193,422,242                --          193,422,242                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   193,422,242                --          193,422,242                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES D (GLOBAL SERIES)
ASSETS:
Securities                              472,022,770       464,891,227            7,131,543                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   472,022,770       464,891,227            7,131,543                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES E (DIVERSIFIED INCOME SERIES)
ASSETS:
Securities                              117,926,001         2,846,500          115,079,501                 --
Derivatives                                 501,743           501,743                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   118,427,744         3,348,243          115,079,501                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                 467,816           467,816                   --                 --
                                       ------------      ------------         ------------           --------
Total                                       467,816           467,816                   --                 --
                                       ------------      ------------         ------------           --------

NOTES TO FINANCIAL STATEMENTS

                                                            LEVEL 1
                                                       QUOTED PRICES IN         LEVEL 2              LEVEL 3
                                                      ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                         TOTAL       IDENTICAL ASSETS     OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------                     ------------   ------------------   -----------------   -------------------
SERIES H (ENHANCED INDEX SERIES)
ASSETS:
Securities                             $ 68,542,187      $ 67,853,613         $    688,574           $     --
Derivatives                                   4,179             4,179                   --                 --
                                       ------------      ------------         ------------           --------
Total                                    68,546,366        67,857,792              688,574                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES J (MID CAP GROWTH SERIES)
ASSETS:
Securities                              204,147,725       190,997,853           12,330,592            819,280
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   204,147,725       190,997,853           12,330,592            819,280
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES N (MANAGED ASSET ALLOCATION
ASSETS:
Securities                              109,771,090        70,913,022           38,858,068                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   109,771,090        70,913,022           38,858,068                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES O (EQUITY INCOME SERIES)
ASSETS:
Securities                              303,190,480       267,479,302           35,711,178                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   303,190,480       267,479,302           35,711,178                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------

NOTES TO FINANCIAL STATEMENTS

                                                            LEVEL 1
                                                       QUOTED PRICES IN         LEVEL 2              LEVEL 3
                                                      ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                         TOTAL       IDENTICAL ASSETS     OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------                     ------------   ------------------   -----------------   -------------------
SERIES P (HIGH YIELD SERIES)
ASSETS:
Securities                             $ 95,227,251      $  3,500,106         $ 91,727,145           $     --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                    95,227,251         3,500,106           91,727,145                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES Q (SMALL CAP VALUE SERIES)
ASSETS:
Securities                              150,618,332       141,771,631            8,846,701                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   150,618,332       141,771,631            8,846,701                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                (229,485)         (229,485)                  --                 --
                                       ------------      ------------         ------------           --------
Total                                      (229,485)         (229,485)                  --                 --
                                       ------------      ------------         ------------           --------
SERIES V (MID CAP VALUE SERIES)
ASSETS:
Securities                              347,906,914       324,721,111           22,514,943            670,860
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                   347,906,914       324,721,111           22,514,943            670,860
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                 (80,756)          (80,756)                  --                 --
                                       ------------      ------------         ------------           --------
Total                                       (80,756)          (80,756)                  --                 --
                                       ------------      ------------         ------------           --------
SERIES X (SMALL CAP GROWTH SERIES)
ASSETS:
Securities                               54,604,273        49,077,273            5,527,000                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                    54,604,273        49,077,273            5,527,000                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------

NOTES TO FINANCIAL STATEMENTS

                                                            LEVEL 1
                                                       QUOTED PRICES IN         LEVEL 2              LEVEL 3
                                                      ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                         TOTAL       IDENTICAL ASSETS     OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------                     ------------   ------------------   -----------------   -------------------
SERIES Y (SELECT 25 SERIES)
ASSETS:
Securities                             $ 56,529,819      $ 54,778,819         $  1,751,000           $     --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                    56,529,819        54,778,819            1,751,000                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                          --                --                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                            --                --                   --                 --
                                       ------------      ------------         ------------           --------
SERIES Z (ALPHA OPPORTUNITY SERIES)
ASSETS:
Securities                               43,251,140        24,853,077           18,398,063                 --
Derivatives                                (174,258)         (174,258)                  --                 --
                                       ------------      ------------         ------------           --------
Total                                    43,076,882        24,678,819           18,398,063                 --
                                       ------------      ------------         ------------           --------
LIABILITIES:
Securities (sold short)                   1,614,947         1,614,947                   --                 --
Derivatives                                      --                --                   --                 --
                                       ------------      ------------         ------------           --------
Total                                     1,614,947         1,614,947                   --                 --
                                       ------------      ------------         ------------           --------

NOTES TO FINANCIAL STATEMENTS

7.   SCHEDULE OF FAIR VALUE LEVEL 3 ACTIVITY

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                            LEVEL 3 - FAIR VALUE MEASUREMENT
                                                         USING SIGNIFICANT UNOBSERVABLE INPUTS
                                                        ---------------------------------------
                                                         SECURITIES   DERIVATIVES      TOTAL
                                                        -----------   -----------   -----------
SERIES J (MID CAP GROWTH SERIES)
ASSETS:
Beginning Balance                                       $823,308.00       $--       $823,308.00
Total realized gains or losses included in earnings              --        --                --
Total unrealized gains or losses included in earnings        (4,028)       --            (4,028)
Purchases, sales, issuances, and settlements (net)               --        --                --
Transfers in and/or out of Level 3                               --        --                --
                                                        -----------       ---       -----------
Ending Balance                                              819,280        --           819,280
                                                        -----------       ---       -----------
LIABILITIES:
Beginning Balance                                                --        --                --
Total realized gains or losses included in earnings              --        --                --
Total unrealized gains or losses included in earnings            --        --                --
Purchases, sales, issuances, and settlements (net)               --        --                --
Transfers in and/or out of Level 3                               --        --                --
                                                        -----------       ---       -----------
Ending Balance                                                   --        --                --
                                                        -----------       ---       -----------
SERIES V (MID CAP VALUE SERIES)
ASSETS:
Beginning Balance                                       $674,158.00       $--       $674,158.00
Total realized gains or losses included in earnings              --        --                --
Total unrealized gains or losses included in earnings        (3,298)       --            (3,298)
Purchases, sales, issuances, and settlements (net)               --        --                --
Transfers in and/or out of Level 3                               --        --                --
                                                        -----------       ---       -----------
Ending Balance                                              670,860        --           670,860
                                                        -----------       ---       -----------
LIABILITIES:
Beginning Balance                                                --        --                --
Total realized gains or losses included in earnings              --        --                --
Total unrealized gains or losses included in earnings            --        --                --
Purchases, sales, issuances, and settlements (net)               --        --                --
Transfers in and/or out of Level 3                               --        --                --
                                                        -----------       ---       -----------
Ending Balance                                                   --        --                --
                                                        -----------       ---       -----------

NOTES TO FINANCIAL STATEMENTS

8.   SENIOR LOAN

Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2008.

9.   SECURITY VALUATION

Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank President

                                        Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: May 29, 2008


                                        By: /s/ Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 29, 2008